  As filed with the U.S. Securities and Exchange Commission on April 25, 2019



                                                      REGISTRATION NO. 033-88082
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6


                        POST-EFFECTIVE AMENDMENT NO. 31


                      TO THE REGISTRATION STATEMENT UNDER

                           THE SECURITIES ACT OF 1933
                                 ------------
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)


                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)

                              ONE FINANCIAL CENTER
                          BOSTON, MASSACHUSETTS 02111
                                 (980) 365-7100
              (Address of Depositor's Principal Executive Offices)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                           c/o C T Corporation System
                         155 Federal Street, Suite 700
                          Boston, Massachusetts 02110
                                 (617) 757-6400
                    (Name and Address of Agent for Service)

                                   COPIES TO:
                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100

                              Washington, DC 20005

Approximate Date of Public Offering: On April 29, 2019 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)


[X] on April 29, 2019 pursuant to paragraph (b)


[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Flexible Premium Adjustable Variable Life Insurance Policies.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Registration Statement incorporates by reference the Prospectuses and Supplements dated April 30, 2018, May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1,
2009, April 28, 2008, April 30, 2007, May 1, 2006, May 1, 2005, May 1, 2004,
September 18, 2003, May 1, 2003, May 1, 2002, May 1, 2001, May 1, 2000, October
25, 1999 and April 30, 1999 for the Zenith Flexible Life Policy, each as filed in Post-Effective Amendment No. 30 filed April 25, 2018, Post-Effective Amendment No. 29 filed April 28, 2017, Post-Effective Amendment No. 28 filed April 28, 2016, Post-Effective Amendment No. 27 filed April 28, 2015, Post-Effective Amendment No. 26 filed April 22, 2014, Post-Effective Amendment No. 25 filed April 23, 2013, Post-Effective Amendment No. 24 filed April 26, 2012, Post-Effective Amendment No. 23 filed on April 25, 2011, Post-Effective Amendment No. 22 filed on April 26, 2010, Post-Effective Amendment No. 21 filed on April 23, 2009, Post-Effective Amendment 20 filed on April 23, 2008, Post-Effective Amendment No. 19 filed on April 20, 2007, Post-Effective Amendment No. 18 filed on April 27, 2006, Post-Effective Amendment No. 17 filed on April 29, 2005, Post-Effective Amendment No. 16 filed on April 30, 2004, Post-Effective Amendment No. 15 filed on September 18, 2003, Post-Effective Amendment No. 14 filed on April 30, 2003, Post-Effective Amendment No. 13 filed on April 29, 2002, Post-Effective Amendment No. 12 filed on April 26, 2001, Post-Effective Amendment No. 8 filed on April 27, 2000, filing pursuant to Rule 497 on October 25, 1999, Post-Effective Amendment No. 6 filed on April 27, 1999, respectively, to the Registration Statement on Form S-6 (File No. 033-88082).

                                NEW ENGLAND LIFE
                               INSURANCE COMPANY
                              ZENITH FLEXIBLE LIFE


                       Supplement Dated April 29, 2019 to

Prospectuses Dated April 30, 1999, October 25, 1999, May 1, 2000 and May 1,
                                      2001


     This supplement updates, and to the extent inconsistent therewith, replaces certain information contained in the prospectuses for the above-referenced flexible premium adjustable variable life insurance Policies, as periodically and annually supplemented. You should read and retain this supplement. We will send you an additional copy of the last full prospectus for your Policy as supplemented, without charge, on request. The Policies are no longer available for sale.



     IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE ELIGIBLE FUNDS AVAILABLE UNDER YOUR VARIABLE LIFE INSURANCE POLICY WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


     IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM US ELECTRONICALLY BY CONTACTING US AT 1-800-388-4000 TO ENROLL.


     YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING 1-800-638-5000, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL ELIGIBLE FUNDS AVAILABLE UNDER YOUR POLICY.


     New England Life Insurance Company ("NELICO") was organized as a stock life insurance company in Delaware in 1980 and is currently subject to the laws of the Commonwealth of Massachusetts. NELICO is authorized to operate in all 50 states and the District of Columbia. NELICO is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. NELICO is located at One Financial Center, Boston, Massachusetts 02111.



     NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE POLICIES OR DETERMINED IF THIS SUPPLEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     THE U.S. SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.


     THE ELIGIBLE FUND PROSPECTUSES MAY BE OBTAINED BY CALLING 1-800-388-4000.


     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE POLICIES AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


     THE FINANCIAL INDUSTRY REGULATORY AUTHORITY ("FINRA") PROVIDES BACKGROUND INFORMATION ABOUT BROKER-DEALERS AND THEIR REGISTERED REPRESENTATIVES THROUGH FINRA BROKERCHECK. YOU MAY CONTACT THE FINRA BROKERCHECK HOTLINE AT 1-800-289-9999, OR LOG ON TO WWW.FINRA.ORG. AN INVESTOR BROCHURE THAT INCLUDES INFORMATION DESCRIBING FINRA BROKERCHECK IS AVAILABLE THROUGH THE HOTLINE OR ON-LINE.

                          INTRODUCTION TO THE POLICIES


RECEIPT OF COMMUNICATIONS AND PAYMENTS AT NELICO'S DESIGNATED OFFICE


     We will treat your request for a Policy transaction, or your submission of a payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Designated Office before the close of regular trading on the New York Stock Exchange on that day (usually 4:00 p.m. Eastern Time). If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. These rules apply regardless of the reason we did not receive your request by the close of regular trading on the New York Stock Exchange--even if due to our delay (such as a delay in answering your telephone call).


     The Designated Office for various Policy transactions is as follows:


      Premium Payments................................................   New England Life Insurance Company
                                                                         P.O. Box 371499
                                                                         Pittsburgh, PA 15250-7499
      Payment Inquiries and Correspondence............................   New England Life Insurance Company
                                                                         P.O. Box 323
                                                                         Warwick, RI 02887-0323
      Beneficiary and Ownership Changes...............................   New England Life Insurance Company
                                                                         P.O. Box 392
                                                                         Warwick, RI 02887-0392
      Surrenders, Loans, Withdrawals and Sub-Account Transfers........   New England Life Insurance Company
                                                                         P.O. Box 543
                                                                         Warwick, RI 02887-0543
      Death Claims....................................................   New England Life Insurance Company
                                                                         P.O. Box 353
                                                                         Warwick, RI 02887-0353
      Sub-Account Transfers by Telephone..............................   (800) 200-2214
      All Other Telephone Transactions and Inquiries..................   (800) 388-4000

     You may request an account transfer or reallocation of future premiums by written request (which may be telecopied) to our Designated Office, by telephoning us, or over the Internet (subject to our restrictions on frequent transfers). To request a transfer or reallocation by telephone, you should contact your financial representative or contact us at (800) 200-2214. To request a transfer or reallocation over the Internet, you may log on to our website at www.brighthousefinancial.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.


     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your financial representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Designated Office.

     If you send your premiums or transaction requests to an address other than the one we have designated for receipt of such premiums or requests, we may return the premium to you, or there may be a delay in applying the premium or transaction to your Policy.


CYBERSECURITY


     Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Eligible Funds and the firms involved in the distribution and sale of our variable life insurance policies). For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.


     We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on NELICO and the Variable Account, as well as Policy Owners and their Policies. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


     Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate unit values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues.



     Cybersecurity breaches may also impact the issuers of the Eligible Funds, and it is possible the Eligible Funds underlying your Policy could lose value. There can be no assurance that we or our service providers or the Variable Account will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Variable Account invests.



                              CHARGES AND EXPENSES


ANNUAL ELIGIBLE FUND OPERATING EXPENSES



     The table below titled "Minimum and Maximum Total Annual Eligible Fund Operating Expenses" describes the Eligible Fund fees and expenses that a Policy Owner may pay periodically during the time that he or she owns the Policy. This table shows the minimum and maximum total operating expenses charged by the Eligible Funds for the fiscal year ended December 31, 2018, before any fee waivers and expense reimbursements. Expenses of the Eligible Funds may be higher or lower in the future.


     More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund and in the table below titled "Eligible Fund Fees and Expenses". This table describes the annual operating expenses for each Eligible Fund for the year ended December 31, 2018 before and after any applicable fee waivers and expense reimbursements. Certain Eligible Funds may impose a redemption fee in the future.



     The amount of a charge may not necessarily correspond to the costs of the services or benefits that are implied by the name of the charge or that are associated with the particular Policy. For example, the sales charge and Deferred Sales Charge may not fully cover all of our sales and distribution expenses, and we may use proceeds from other charges, including the mortality and expense risk charge and the cost of insurance charge, to help cover those expenses. We can profit from certain Policy charges, including the cost of insurance charge.


     MORTALITY AND EXPENSE RISK CHARGE. We deduct a charge for the mortality and expense risks that we assume. We are currently waiving 0.08% of the Mortality and Expense Risk Charge for the Sub-Account investing in the Brighthouse/ Wellington Large Cap Research Portfolio, an amount equal to the Eligible Fund expenses that are in excess of 0.88% for the Sub-Account investing in the MFS(R) Research International Portfolio and 0.62% for the Sub-Account investing in the Oppenheimer Global Equity Portfolio.


     CHARGES DEDUCTED FROM THE ELIGIBLE FUNDS. The following charges are deducted from the Eligible Fund assets:


     --Daily charges against the Eligible Funds for investment advisory services and fund operating expenses.


MINIMUM AND MAXIMUM TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
   Total Annual Eligible Fund Operating Expenses
   (expenses that are deducted from Eligible Fund assets, including management fees, distribution
    and/or service (12b-1) fees, and other expenses)......................................    0.28%       1.24%



ELIGIBLE FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

     The following table is a summary. For more complete information on Eligible Fund fees and expenses, please refer to the prospectus for each Eligible Fund.



                                                              DISTRIBUTION
                                                                 AND/OR
                                                 MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                        FEE      (12B-1) FEES   EXPENSES
----------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund.......................    0.36%     0.25%            0.02%
American Funds Global Small
 Capitalization Fund...........................    0.70%     0.25%            0.04%
American Funds Growth Fund.....................    0.32%     0.25%            0.02%
American Funds Growth-Income Fund..............    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
Brighthouse Asset Allocation 100 Portfolio.....    0.07%     --               0.01%
Brighthouse/Wellington Large Cap
 Research Portfolio............................    0.56%     --               0.02%
Clarion Global Real Estate Portfolio...........    0.61%     --               0.05%
ClearBridge Aggressive Growth Portfolio........    0.56%     --               0.02%
Harris Oakmark International Portfolio.........    0.77%     --               0.04%
Invesco Small Cap Growth Portfolio.............    0.85%     --               0.03%
MFS(R) Research International Portfolio........    0.70%     --               0.05%
Morgan Stanley Discovery Portfolio.............    0.64%     --               0.04%
Oppenheimer Global Equity Portfolio............    0.66%     --               0.05%
PIMCO Inflation Protected Bond Portfolio.......    0.47%     --               0.77%
PIMCO Total Return Portfolio...................    0.48%     --               0.26%
SSGA Growth and Income ETF Portfolio...........    0.31%     --               0.01%
SSGA Growth ETF Portfolio......................    0.32%     --             0.02%



                                                  ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                 FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                    AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                     EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
----------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Bond Fund.......................   --          0.63%       --            0.63%
American Funds Global Small
 Capitalization Fund...........................   --          0.99%       --            0.99%
American Funds Growth Fund.....................   --          0.59%       --            0.59%
American Funds Growth-Income Fund..............   --          0.53%       --            0.53%
BRIGHTHOUSE FUNDS TRUST I -- CLASS A
Brighthouse Asset Allocation 100 Portfolio..... 0.67%         0.75%       --            0.75%
Brighthouse/Wellington Large Cap
 Research Portfolio............................   --          0.58%     0.04%           0.54%
Clarion Global Real Estate Portfolio...........   --          0.66%     0.01%           0.65%
ClearBridge Aggressive Growth Portfolio........   --          0.58%     0.02%           0.56%
Harris Oakmark International Portfolio.........   --          0.81%     0.02%           0.79%
Invesco Small Cap Growth Portfolio.............   --          0.88%     0.08%           0.80%
MFS(R) Research International Portfolio........   --          0.75%     0.10%           0.65%
Morgan Stanley Discovery Portfolio.............   --          0.68%     0.02%           0.66%
Oppenheimer Global Equity Portfolio............   --          0.71%     0.12%           0.59%
PIMCO Inflation Protected Bond Portfolio.......   --          1.24%     0.01%           1.23%
PIMCO Total Return Portfolio...................   --          0.74%     0.03%           0.71%
SSGA Growth and Income ETF Portfolio........... 0.19%         0.51%       --            0.51%
SSGA Growth ETF Portfolio...................... 0.19%         0.53%       --            0.53%

                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
ELIGIBLE FUND                                           FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
T. Rowe Price Mid Cap Growth Portfolio............    0.75%          --        0.03%
Victory Sycamore Mid Cap Value Portfolio..........    0.65%          --        0.04%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
Baillie Gifford International Stock Portfolio.....    0.79%          --        0.05%
BlackRock Bond Income Portfolio...................    0.33%          --        0.10%
BlackRock Capital Appreciation Portfolio..........    0.69%          --        0.03%
BlackRock Ultra-Short Term Bond Portfolio.........    0.35%          --        0.04%
Brighthouse Asset Allocation 20 Portfolio.........    0.10%          --        0.03%
Brighthouse Asset Allocation 40 Portfolio.........    0.06%          --          --
Brighthouse Asset Allocation 60 Portfolio.........    0.05%          --          --
Brighthouse Asset Allocation 80 Portfolio.........    0.05%          --        0.01%
Brighthouse/Artisan Mid Cap Value
 Portfolio........................................    0.82%          --        0.04%
Brighthouse/Wellington Balanced Portfolio.........    0.46%          --        0.07%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio..........................    0.70%          --        0.02%
Frontier Mid Cap Growth Portfolio.................    0.71%          --        0.04%
Jennison Growth Portfolio.........................    0.60%          --        0.02%
Loomis Sayles Small Cap Core Portfolio............    0.90%          --        0.06%
Loomis Sayles Small Cap Growth Portfolio..........    0.90%          --        0.07%
MetLife Aggregate Bond Index Portfolio............    0.25%          --        0.03%
MetLife Mid Cap Stock Index Portfolio.............    0.25%          --        0.05%
MetLife MSCI EAFE(R) Index Portfolio..............    0.30%          --        0.08%
MetLife Russell 2000(R) Index Portfolio...........    0.25%          --        0.06%
MetLife Stock Index Portfolio.....................    0.25%          --        0.03%
MFS(R) Total Return Portfolio.....................    0.56%          --        0.06%
MFS(R) Value Portfolio............................    0.61%          --        0.02%
Neuberger Berman Genesis Portfolio................    0.82%          --        0.03%
T. Rowe Price Large Cap Growth Portfolio..........    0.60%          --        0.02%
T. Rowe Price Small Cap Growth Portfolio..........    0.47%          --        0.03%
Western Asset Management Strategic
 Bond Opportunities Portfolio.....................    0.57%          --        0.03%
Western Asset Management
 U.S. Government Portfolio........................    0.47%          --        0.03%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio...........................    0.44%          --        0.09%



                                                     ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                                    FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                       AND      OPERATING      EXPENSE      OPERATING
ELIGIBLE FUND                                        EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------------- ----------- ----------- --------------- -----------
T. Rowe Price Mid Cap Growth Portfolio............   --          0.78%       --            0.78%
Victory Sycamore Mid Cap Value Portfolio..........   --          0.69%     0.09%           0.60%
BRIGHTHOUSE FUNDS TRUST II -- CLASS A
Baillie Gifford International Stock Portfolio.....   --          0.84%     0.12%           0.72%
BlackRock Bond Income Portfolio...................   --          0.43%       --            0.43%
BlackRock Capital Appreciation Portfolio..........   --          0.72%     0.09%           0.63%
BlackRock Ultra-Short Term Bond Portfolio.........   --          0.39%     0.03%           0.36%
Brighthouse Asset Allocation 20 Portfolio......... 0.61%         0.74%     0.03%           0.71%
Brighthouse Asset Allocation 40 Portfolio......... 0.62%         0.68%       --            0.68%
Brighthouse Asset Allocation 60 Portfolio......... 0.63%         0.68%       --            0.68%
Brighthouse Asset Allocation 80 Portfolio......... 0.65%         0.71%       --            0.71%
Brighthouse/Artisan Mid Cap Value
 Portfolio........................................   --          0.86%     0.05%           0.81%
Brighthouse/Wellington Balanced Portfolio.........   --          0.53%       --            0.53%
Brighthouse/Wellington Core Equity
 Opportunities Portfolio..........................   --          0.72%     0.11%           0.61%
Frontier Mid Cap Growth Portfolio.................   --          0.75%     0.02%           0.73%
Jennison Growth Portfolio.........................   --          0.62%     0.08%           0.54%
Loomis Sayles Small Cap Core Portfolio............ 0.02%         0.98%     0.08%           0.90%
Loomis Sayles Small Cap Growth Portfolio..........   --          0.97%     0.09%           0.88%
MetLife Aggregate Bond Index Portfolio............   --          0.28%     0.01%           0.27%
MetLife Mid Cap Stock Index Portfolio.............   --          0.30%       --            0.30%
MetLife MSCI EAFE(R) Index Portfolio.............. 0.01%         0.39%       --            0.39%
MetLife Russell 2000(R) Index Portfolio...........   --          0.31%       --            0.31%
MetLife Stock Index Portfolio.....................   --          0.28%     0.01%           0.27%
MFS(R) Total Return Portfolio.....................   --          0.62%       --            0.62%
MFS(R) Value Portfolio............................   --          0.63%     0.06%           0.57%
Neuberger Berman Genesis Portfolio................   --          0.85%     0.01%           0.84%
T. Rowe Price Large Cap Growth Portfolio..........   --          0.62%     0.05%           0.57%
T. Rowe Price Small Cap Growth Portfolio..........   --          0.50%       --            0.50%
Western Asset Management Strategic
 Bond Opportunities Portfolio.....................   --          0.60%     0.06%           0.54%
Western Asset Management
 U.S. Government Portfolio........................   --          0.50%     0.03%           0.47%
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio...........................   --          0.53%       --            0.53%



     The information shown in the table above was provided by the Eligible Funds. Certain Eligible Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Eligible Funds only with the approval of the Eligible Fund's board of directors or trustees. Please see the Eligible Funds' prospectuses for additional information regarding these arrangements.

     Certain Eligible Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Eligible Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


     Fidelity(R) Variable Insurance Products and the American Funds Insurance Series(R) are not affiliated with NELICO.


                              THE VARIABLE ACCOUNT


INVESTMENTS OF THE VARIABLE ACCOUNT


     Each Sub-Account of the Variable Account invests in a corresponding Eligible Fund. Each Eligible Fund is part of an open-end management investment company, more commonly known as a mutual fund, that serves as an investment vehicle for variable life insurance and variable annuity separate accounts of various insurance companies. The mutual funds that offer the Eligible Funds are the American Funds Insurance Series, Brighthouse Funds Trust I, Brighthouse Funds Trust II and the Variable Insurance Products Fund. Each of these mutual funds has an investment adviser responsible for overall management of the fund. Some investment advisers have contracted with sub-advisers to make the day-to-day investment decisions for the Eligible Funds.


     The adviser, sub-adviser and investment objective of each Eligible Fund are as follows:


ELIGIBLE FUND                              INVESTMENT OBJECTIVE                        INVESTMENT ADVISER/SUBADVISER
----------------------------------------   -----------------------------------------   -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 -- CLASS 2
American Funds Bond Fund                   Seeks as high a level of current income     Capital Research and Management
                                           as is consistent with the preservation      Company(SM)
                                           of capital.
American Funds Global Small                Seeks long-term growth of capital.          Capital Research and Management
 Capitalization Fund                                                                   Company(SM)
American Funds Growth Fund                 Seeks growth of capital.                    Capital Research and Management
                                                                                       Company(SM)
American Funds Growth-Income Fund          Seeks long-term growth of capital and       Capital Research and Management
                                           income.                                     Company(SM)
BRIGHTHOUSE FUNDS TRUST I --
 CLASS A
Brighthouse Asset Allocation 100           Seeks growth of capital.                    Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Wellington Large Cap           Seeks long-term capital appreciation.       Brighthouse Investment Advisers, LLC
 Research Portfolio                                                                    Subadviser: Wellington Management
                                                                                       Company LLP
Clarion Global Real Estate Portfolio       Seeks total return through investment       Brighthouse Investment Advisers, LLC
                                           in real estate securities, emphasizing      Subadviser: CBRE Clarion Securities
                                           both capital appreciation and current       LLC
                                           income.
ClearBridge Aggressive Growth              Seeks capital appreciation.                 Brighthouse Investment Advisers, LLC
 Portfolio                                                                             Subadviser: ClearBridge Investments,
                                                                                       LLC
Harris Oakmark International Portfolio     Seeks long-term capital appreciation.       Brighthouse Investment Advisers, LLC
                                                                                       Subadviser: Harris Associates L.P.
Invesco Small Cap Growth Portfolio         Seeks long-term growth of capital.          Brighthouse Investment Advisers, LLC
                                                                                       Subadviser: Invesco Advisers, Inc.

ELIGIBLE FUND                               INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
-----------------------------------------   ------------------------------------------   --------------------------------------
MFS(R) Research International Portfolio     Seeks capital appreciation.                  Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: Massachusetts Financial
                                                                                         Services Company
Morgan Stanley Discovery Portfolio          Seeks capital appreciation.                  Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: Morgan Stanley
                                                                                         Investment Management Inc.
Oppenheimer Global Equity Portfolio         Seeks capital appreciation.                  Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond              Seeks maximum real return, consistent        Brighthouse Investment Advisers, LLC
 Portfolio                                  with preservation of capital and             Subadviser: Pacific Investment
                                            prudent investment management.               Management Company LLC
PIMCO Total Return Portfolio                Seeks maximum total return,                  Brighthouse Investment Advisers, LLC
                                            consistent with the preservation of          Subadviser: Pacific Investment
                                            capital and prudent investment               Management Company LLC
                                            management.
SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.          Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: SSGA Funds Management,
                                                                                         Inc.
SSGA Growth ETF Portfolio                   Seeks growth of capital.                     Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: SSGA Funds Management,
                                                                                         Inc.
T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
                                                                                         Subadviser: T. Rowe Price Associates,
                                                                                         Inc.
Victory Sycamore Mid Cap Value              Seeks high total return by investing in      Brighthouse Investment Advisers, LLC
 Portfolio                                  equity securities of mid-sized               Subadviser: Victory Capital
                                            companies.                                   Management Inc.
BRIGHTHOUSE FUNDS TRUST II --
 CLASS A
Baillie Gifford International Stock         Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                               Subadviser: Baillie Gifford Overseas
                                                                                         Limited
BlackRock Bond Income Portfolio             Seeks a competitive total return             Brighthouse Investment Advisers, LLC
                                            primarily from investing in                  Subadviser: BlackRock Advisors, LLC
                                            fixed-income securities.
BlackRock Capital Appreciation              Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond             Seeks a high level of current income         Brighthouse Investment Advisers, LLC
 Portfolio                                  consistent with preservation of capital.     Subadviser: BlackRock Advisors, LLC
Brighthouse Asset Allocation 20             Seeks a high level of current income,        Brighthouse Investment Advisers, LLC
 Portfolio                                  with growth of capital as a secondary
                                            objective.
Brighthouse Asset Allocation 40             Seeks high total return in the form of       Brighthouse Investment Advisers, LLC
 Portfolio                                  income and growth of capital, with a
                                            greater emphasis on income.

ELIGIBLE FUND                               INVESTMENT OBJECTIVE                       INVESTMENT ADVISER/SUBADVISER
-----------------------------------------   ----------------------------------------   -------------------------------------
Brighthouse Asset Allocation 60             Seeks a balance between a high level       Brighthouse Investment Advisers, LLC
 Portfolio                                  of current income and growth of
                                            capital, with a greater emphasis on
                                            growth of capital.
Brighthouse Asset Allocation 80             Seeks growth of capital.                   Brighthouse Investment Advisers, LLC
 Portfolio
Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                             Subadviser: Artisan Partners Limited
                                                                                       Partnership
Brighthouse/Wellington Balanced             Seeks long-term capital appreciation       Brighthouse Investment Advisers, LLC
 Portfolio                                  with some current income.                  Subadviser: Wellington Management
                                                                                       Company LLP
Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of       Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    income over time and, secondarily,         Subadviser: Wellington Management
                                            long-term capital appreciation and         Company LLP
                                            current income.
Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.        Brighthouse Investment Advisers, LLC
                                                                                       Subadviser: Frontier Capital
                                                                                       Management Company, LLC
Jennison Growth Portfolio                   Seeks long-term growth of capital.         Brighthouse Investment Advisers, LLC
                                                                                       Subadviser: Jennison Associates LLC
Loomis Sayles Small Cap Core Portfolio      Seeks long-term capital growth from        Brighthouse Investment Advisers, LLC
                                            investments in common stocks or            Subadviser: Loomis, Sayles &
                                            other equity securities.                   Company, L.P.
Loomis Sayles Small Cap Growth              Seeks long-term capital growth.            Brighthouse Investment Advisers, LLC
 Portfolio                                                                             Subadviser: Loomis, Sayles &
                                                                                       Company, L.P.
MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            Bloomberg Barclays U.S. Aggregate          Subadviser: MetLife Investment
                                            Bond Index.                                Advisors, LLC
MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            Standard & Poor's MidCap 400(R)            Subadviser: MetLife Investment
                                            Composite Stock Price Index.               Advisors, LLC
MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            MSCI EAFE(R) Index.                        Subadviser: MetLife Investment
                                                                                       Advisors, LLC
MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            Russell 2000(R) Index.                     Subadviser: MetLife Investment
                                                                                       Advisors, LLC
MetLife Stock Index Portfolio               Seeks to track the performance of the      Brighthouse Investment Advisers, LLC
                                            Standard & Poor's 500(R) Composite         Subadviser: MetLife Investment
                                            Stock Price Index.                         Advisors, LLC
MFS(R) Total Return Portfolio               Seeks a favorable total return through     Brighthouse Investment Advisers, LLC
                                            investment in a diversified portfolio.     Subadviser: Massachusetts Financial
                                                                                       Services Company
MFS(R) Value Portfolio                      Seeks capital appreciation.                Brighthouse Investment Advisers, LLC
                                                                                       Subadviser: Massachusetts Financial
                                                                                       Services Company

ELIGIBLE FUND                          INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER
------------------------------------   ------------------------------------------   --------------------------------------
Neuberger Berman Genesis Portfolio     Seeks high total return, consisting          Brighthouse Investment Advisers, LLC
                                       principally of capital appreciation.         Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.           Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth         Seeks long-term capital growth.              Brighthouse Investment Advisers, LLC
 Portfolio                                                                          Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic     Seeks to maximize total return               Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio          consistent with preservation of capital.     Subadviser: Western Asset
                                                                                    Management Company
Western Asset Management               Seeks to maximize total return               Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio             consistent with preservation of capital      Subadviser: Western Asset
                                       and maintenance of liquidity.                Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- INITIAL CLASS
Equity-Income Portfolio                Seeks reasonable income. The fund            Fidelity Management & Research
                                       will also consider the potential for         Company
                                       capital appreciation. The fund's goal is     Subadviser: FMR Co., Inc.
                                       to achieve a yield which exceeds the
                                       composite yield on the securities
                                       comprising the S&P 500(R) Index.

CHANGES AFFECTING THE ELIGIBLE FUNDS


     One Eligible Fund was subject to a name change. The chart below identifies the former name and new name of this Eligible Fund and the Trust of which it is a part.


     ELIGIBLE FUND NAME CHANGE. The following former Eligible Fund was renamed.




FORMER NAME                                     NEW NAME
---------------------------------------------   -----------------------------------
   BRIGHTHOUSE FUNDS TRUST I                    BRIGHTHOUSE FUNDS TRUST I
    Morgan Stanley Mid Cap Growth Portfolio     Morgan Stanley Discovery Portfolio




FOR MORE INFORMATION REGARDING THE ELIGIBLE FUNDS AND THEIR INVESTMENT ADVISERS AND SUB-ADVISERS, SEE THE ELIGIBLE FUND PROSPECTUSES AND THEIR STATEMENTS OF ADDITIONAL INFORMATION, WHICH YOU CAN OBTAIN BY CALLING 1-800-388-4000.



     The Eligible Funds' investment objectives may not be met. The investment objectives and policies of certain Eligible Funds are similar to the investment objectives and policies of other funds that may be managed by the same investment adviser or sub-adviser. The investment results of the Eligible Funds may be higher or lower than the results of these funds. There is no assurance, and no representation is made, that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund.


SHARE CLASSES OF THE ELIGIBLE FUNDS


     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Eligible Funds may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For the American Funds Insurance Series, we offer Class 2 shares only; for Brighthouse Funds Trust I and Brighthouse Funds Trust II, we offer Class A shares only; and for Fidelity Variable Insurance Products, we offer Initial Class shares only.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Policies and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Policy Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.


     Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Policies.


     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the adviser. (See "Fee Table--Eligible Funds Fees and Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the adviser to the subadvisers.)


     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "Fee Table--Eligible Fund Fees and Expenses" and "Distribution of the Policies.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.


                             OTHER POLICY FEATURES


INCREASE IN FACE AMOUNT


     The Policy provides that, after the first Policy year, you may increase the face amount. Currently, we administer requests for increases in face amount by issuing a new Policy with a face amount equal to the requested increase in face amount (an "Increase Policy"). Under Increase Policies: (1) we generally waive the monthly Policy Fee; (2) we usually base the monthly Administrative Charge on the Policy year of the initial Policy; (3) the minimum required face amount for an increase Policy is $10,000; and (4) you may reduce the face amount of an Increase Policy to below $10,000. Otherwise, an Increase Policy is generally subject to the same terms and conditions as the Policy you purchased. For policies issued in New York, a face increase or Increase Policy is not available during the grace period.


TRANSFER OPTION


     RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer cash value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds that are listed below (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all other American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios.

     American Funds Global Small Capitalization Fund
     Baillie Gifford International Stock Portfolio
     Clarion Global Real Estate Portfolio
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     Loomis Sayles Small Cap Core Portfolio
     Loomis Sayles Small Cap Growth Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio


     We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current cash value; and (3) two or more "round-trips" involving any portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion.


     As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


     Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that Policy to be submitted either (i) in writing with an original signature or
(ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, and, if applicable, any rebalancing program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Eligible Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


     The Eligible Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Eligible Fund.


     In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Eligible Fund may reject the entire omnibus order.


     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner). You should read the Eligible Fund prospectuses for more details.


     RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Eligible Funds except where the portfolio manager of a particular underlying Eligible Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of the restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.

                               TAX CONSIDERATIONS


INTRODUCTION


     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations. The summary does not address state, local or foreign tax issues related to the Policy. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations.


TAX STATUS OF THE POLICY


     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code of 1986, as amended (the "Code"). Guidance as to how these requirements are to be applied is limited. Nevertheless, we anticipate that the Policies will satisfy the applicable requirements. There is additional uncertainty however, with respect to Policies issued on a substandard risk or automatic issue basis and Policies with term riders added, and it is not clear whether such Policies will in all cases satisfy the applicable requirements. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Code, as in effect on the date the Policy was issued.


     In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Variable Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Variable Account assets.


     In addition, the Code requires that the investments of the Variable Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Variable Account, through the Eligible Funds, will satisfy these diversification requirements. If Eligible Fund shares are sold directly to either non-qualified plans or to tax-qualified retirement plans that later lose their tax-qualified status, there may be adverse consequences under the diversification rules.


     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS


     IN GENERAL--DEATH BENEFITS. The death benefit under a Policy should generally be excludible from the gross income of the beneficiary for Federal income tax purposes.


     In the case of employer-owned life insurance as defined in section 101(j) of the Code, the amount excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel.


     The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.


     Federal, state and local transfer, and other tax consequences of ownership or receipt of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted on these circumstances.


     Generally, the Policy Owner will not be deemed to be in constructive receipt of the Policy cash value until there is a distribution or a deemed distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a Modified Endowment Contract ("MEC").


     MODIFIED ENDOWMENT CONTRACTS. Under the Code, certain life insurance contracts are classified as MECs with less favorable income tax treatment than other life insurance contracts. Due to the Policy's flexibility with respect to premium payments and benefits, each Policy's circumstances will determine whether the Policy is a MEC. In general a Policy will be classified as a MEC if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test". A Policy will fail the 7-pay test if at any time in the first seven Policy years, or seven years after a material change, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

     If there is a reduction in the benefits under the Policy during a 7-pay testing period, for example, as a result of a partial surrender, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced face amount. -If there is a "material change" in the Policy's benefits or other terms, even after the first seven Policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit or the receipt of an unnecessary premium. Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the most recent 7-pay testing period. To prevent your Policy from becoming a MEC, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective Policy Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.


     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as MECs are subject to the following tax rules:

       (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a MEC will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Policy Owner's investment in the Policy only after all gain has been distributed.

       (2) Loans taken from or secured by a Policy classified as a MEC are treated as distributions and taxed accordingly.

       (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the Policy Owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Policy Owner or the joint lives (or joint life expectancies) of the Policy Owner and the Policy Owner's beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person, such as a corporation.


     If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC could later become taxable as a distribution from a MEC.


     DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS.
Distributions other than death benefits from a Policy that is not classified as a MEC are generally treated first as a non-taxable recovery of the Policy Owner's investment in the Policy and only after the recovery of all investment in the Policy as gain taxable as ordinary income. However, distributions during the first 15 Policy years accompanied by a reduction in

Policy benefits, including distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for Federal income tax purposes, are subject to different tax rules and may be treated in whole or in part as taxable income.


     Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. However, the tax consequences are less clear and a tax adviser should be consulted when the interest rate charged for a Policy loan equals the interest rate credited on the amount we hold as collateral for the loan.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10 percent additional income tax.


     INVESTMENT IN THE POLICY. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.


     POLICY LOANS. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. A loan may also be taxed when a Policy is exchanged. Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.


     MULTIPLE POLICIES. All MECs that are issued by NELICO (or its affiliates) to the same Policy Owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the Policy Owner's income when a taxable distribution occurs.


     LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN
CORPORATIONS. Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence.


     WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions. Recipients may be required to pay penalties under the estimated tax rules if withholding and estimated tax payments are insufficient.


     ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured, if the insured possessed incidents of ownership in the Policy at the time of death, or if the insured made a gift transfer of the Policy within three years of death. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death.


     Moreover, under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.


     Qualified tax advisers should be consulted concerning the estate, gift and other tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes. In general, current Federal tax law in effect as of 2018 provides for a $10 million estate, gift and generation-skipping transfer tax exemption (as further indexed for inflation in accordance with applicable law). -Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.


     The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


     OTHER TAX CONSIDERATIONS. The tax consequences of continuing the Policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the insured's 100th year.


     Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.


     If a trustee under a pension or profit-sharing plan, or similar deferred compensation arrangement, owns a Policy, the Federal, state and estate tax consequences could differ. The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited. Providing excessive life insurance coverage in a retirement plan will have adverse tax consequences. The inclusion of riders, such as waiver of premium riders, may also have adverse tax consequences. Therefore, it is important to discuss with your tax adviser the suitability of the Policy, including the suitability of coverage amounts and Policy riders, before any purchase by a retirement plan. Any proposed distribution or sale of a Policy by a retirement plan will also need to be discussed with a tax adviser. The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income. If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value is not income taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy. Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA"). You should consult a qualified adviser regarding ERISA.


     Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA. Plan loans must also satisfy tax requirements to be treated as nontaxable. Plan loan requirements and provisions may differ from the Policy loan provisions. Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA. Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.


     Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of section 101(j) of the Code may limit the amount of the death benefit excludable from gross income unless a specified exception applies and the notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.


     Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction under Code section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.



     TRANSFER OF ISSUED LIFE INSURANCE POLICIES TO THIRD PARTIES. If you transfer the Policy to a third party, including the sale of the Policy to a life settlement company, such transfer may be taxable. As noted above, the death benefit will also be taxable in the case of a transfer for value unless certain exceptions apply. We may be required to report certain information to the IRS, as required under Code section 6050Y and applicable tax regulations. You should consult with a qualified tax adviser for additional information prior to transferring the Policy.



     GUIDANCE ON SPLIT DOLLAR PLANS. The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if you have purchased or are considering the purchase of a Policy for a split dollar insurance plan. If your Policy is part of an equity split-dollar arrangement taxed under the economic benefit regime, there is a risk that some portion of the Policy cash value may be taxed prior to any Policy distribution. If your split-dollar plan provides deferred compensation, specific tax rules governing deferred compensation arrangements may apply. Failure to adhere to these rules will result in adverse tax consequences.


     In addition, the Sarbanes-Oxley Act of 2002, which was signed into law on July 30, 2002, prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.


     Any affected business contemplating the payment of a premium on an existing Policy or the purchase of a new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.


     LIFE INSURANCE PURCHASES BY RESIDENTS OF PUERTO RICO. In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States Federal income tax.


     POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.


NELICO'S INCOME TAXES


     TAX CREDITS AND DEDUCTIONS. NELICO may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Policy Owners since NELICO is the owner of the assets from which the tax benefits are derived.


     OTHER TAX CONSIDERATIONS. Under current Federal income tax law, NELICO is not taxed on the Variable Account's operations. Thus, currently we do not deduct a charge from the Variable Account for Federal income taxes. We reserve the right to charge the Variable Account for any future Federal income taxes we may incur.


     Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

                                   MANAGEMENT


     The directors and executive officers of NELICO and their principal business experience:



NAME AND PRINCIPAL BUSINESS ADDRESS                                PRINCIPAL BUSINESS EXPERIENCE
-------------------------------------   -----------------------------------------------------------------------------------
Conor E. Murphy                         Chairman of the Board, President, Chief Executive Officer and a Director of
Brighthouse Life Insurance Company      NELICO since 2018. Executive Vice President since 2017 and Chief Operating
11225 North Community House Road        Officer since 2018 of Brighthouse Financial, Inc. Formerly Executive Vice
Charlotte, NC 28277..................   President and Chief Financial Officer, Latin America region, of Metropolitan Life
                                        2012-2017.
Kimberly A. Berwanger                   Director and Vice President of NELICO since 2012 and Vice President of
Brighthouse Life Insurance Company      Brighthouse Life since 2017. Formerly Vice President 2009-2016 of
11225 North Community House Road        Metropolitan Life.
Charlotte, NC 28277..................
Kumar Das Gupta                         Director and Vice President of NELICO since 2013. Formerly Vice President of
Brighthouse Life Insurance Company      Metropolitan Life 2010-2016.
11225 North Community House Road
Charlotte, NC 28277..................
Meghan S. Doscher                       Director and Vice President of NELICO since 2013 and Vice President of
Brighthouse Life Insurance Company      Brighthouse Life since 2016. Formerly Vice President 2011- 2016 of
11225 North Community House Road        Metropolitan Life.
Charlotte, NC 28277..................
Lynn A. Dumais                          Director, Vice President and Chief Financial Officer of NELICO since 2016 and Vice
Brighthouse Life Insurance Company      President and Chief Accounting Officer of Brighthouse Life since 2017.
11225 North Community House Road        Formerly Vice President 2002-2016 of Metropolitan Life.
Charlotte, NC 28277..................
Tara Figard                             Director and Vice President of NELICO since 2016 and Vice President of
Brighthouse Life Insurance Company      Brighthouse Life since 2016. Formerly Assistant Vice President and Actuary
11225 North Community House Road        2014-2016 of Metropolitan Life.
Charlotte, NC 28277..................
Jeffrey P. Halperin                     Director of NELICO since 2015, Vice President and Chief Compliance Officer of
Brighthouse Life Insurance Company      NELICO since 2017 and Vice President and Chief Compliance Officer of
11225 North Community House Road        Brighthouse Life since 2017. Formerly Vice President 2006-2016 of
Charlotte, NC 28277..................   Metropolitan Life.
Donald Leintz                           Director of NELICO since 2016 and Vice President of Brighthouse Life since 2016.
Brighthouse Life Insurance Company      Formerly Assistant Vice President 2014-2016 of Metropolitan Life.
11225 North Community House Road
Charlotte, NC 28277..................






                     RESTRICTIONS ON FINANCIAL TRANSACTIONS


     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements and financial highlights comprising each of the Sub-Accounts of New England Variable Life Separate Account included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              INDEPENDENT AUDITORS


     The statutory-basis financial statements of New England Life Insurance Company included in this Prospectus Supplement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS


     The financial statements and financial highlights comprising each of the Sub-Accounts of the Variable Account and the statutory-basis financial statements of NELICO are included herein.


     The statutory-basis financial statements of NELICO should be considered only as bearing upon the ability of NELICO to meet its obligations under the Policy.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
New England Variable Life Separate Account and Board of Directors of
New England Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of New England Variable Life Separate Account (the "Separate Account") of New England Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2 as of December 31, 2018, the related statements of operations and changes in net assets for each of the three years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations and changes in their net assets for each of the three years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 1996.

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                      AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)        GLOBAL SMALL        AMERICAN FUNDS(R)      AMERICAN FUNDS(R)
                                                     BOND              CAPITALIZATION            GROWTH              GROWTH-INCOME
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                             --------------------   -------------------   --------------------   -------------------
ASSETS:
   Investments at fair value...............  $          9,483,778   $        48,636,652   $        202,310,362   $       131,712,055
   Due from New England Life Insurance
     Company...............................                    22                    --                  6,573                   793
                                             --------------------   -------------------   --------------------   -------------------
       Total Assets........................             9,483,800            48,636,652            202,316,935           131,712,848
                                             --------------------   -------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees............................                    32                    19                     --                    16
   Due to New England Life Insurance
     Company...............................                    --                   671                     --                    --
                                             --------------------   -------------------   --------------------   -------------------
       Total Liabilities...................                    32                   690                     --                    16
                                             --------------------   -------------------   --------------------   -------------------

NET ASSETS.................................  $          9,483,768   $        48,635,962   $        202,316,935   $       131,712,832
                                             ====================   ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                      BHFTI
                                                BHFTI             BRIGHTHOUSE/            BHFTI                 BHFTI
                                             BRIGHTHOUSE           WELLINGTON        CLARION GLOBAL          CLEARBRIDGE
                                        ASSET ALLOCATION 100   LARGE CAP RESEARCH      REAL ESTATE        AGGRESSIVE GROWTH
                                             SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........   $       430,084,255  $         4,490,030  $        16,283,995  $        30,966,127
   Due from New England Life Insurance
     Company..........................                19,501                  745                   --                2,006
                                        --------------------  -------------------  -------------------  -------------------
       Total Assets...................           430,103,756            4,490,775           16,283,995           30,968,133
                                        --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    --                   58                    8                   17
   Due to New England Life Insurance
     Company..........................                    --                   --                  115                   --
                                        --------------------  -------------------  -------------------  -------------------
       Total Liabilities..............                    --                   58                  123                   17
                                        --------------------  -------------------  -------------------  -------------------

NET ASSETS............................   $       430,103,756  $         4,490,717  $        16,283,872  $        30,968,116
                                        ====================  ===================  ===================  ===================


                                                BHFTI                BHFTI                 BHFTI                BHFTI
                                           HARRIS OAKMARK           INVESCO           MFS(R) RESEARCH      MORGAN STANLEY
                                            INTERNATIONAL      SMALL CAP GROWTH        INTERNATIONAL       MID CAP GROWTH
                                             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                        --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $         40,166,498  $         5,914,713  $         72,123,199  $        22,087,207
   Due from New England Life Insurance
     Company..........................                   971                  365                 1,681                  380
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................            40,167,469            5,915,078            72,124,880           22,087,587
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    12                   20                    --                   18
   Due to New England Life Insurance
     Company..........................                    --                   --                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                    12                   20                    --                   18
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $         40,167,457  $         5,915,058  $         72,124,880  $        22,087,569
                                        ====================  ===================  ====================  ===================


                                                BHFTI                BHFTI
                                             OPPENHEIMER        PIMCO INFLATION
                                            GLOBAL EQUITY       PROTECTED BOND
                                             SUB-ACCOUNT          SUB-ACCOUNT
                                        --------------------  -------------------
ASSETS:
   Investments at fair value..........  $          9,578,940  $         9,270,581
   Due from New England Life Insurance
     Company..........................                   381                  465
                                        --------------------  -------------------
       Total Assets...................             9,579,321            9,271,046
                                        --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    50                   41
   Due to New England Life Insurance
     Company..........................                    --                   --
                                        --------------------  -------------------
       Total Liabilities..............                    50                   41
                                        --------------------  -------------------

NET ASSETS............................  $          9,579,271  $         9,271,005
                                        ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                BHFTI                BHFTI                                     BHFTI
                                                PIMCO             SSGA GROWTH             BHFTI            T. ROWE PRICE
                                            TOTAL RETURN        AND INCOME ETF       SSGA GROWTH ETF      MID CAP GROWTH
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $        50,401,778  $          7,235,588  $         9,076,907  $        36,854,929
   Due from New England Life Insurance
     Company..........................                2,681                    63                   --                1,331
                                        -------------------  --------------------  -------------------  -------------------
       Total Assets...................           50,404,459             7,235,651            9,076,907           36,856,260
                                        -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    9                    14                   55                   --
   Due to New England Life Insurance
     Company..........................                   --                    --                1,330                   --
                                        -------------------  --------------------  -------------------  -------------------
       Total Liabilities..............                    9                    14                1,385                   --
                                        -------------------  --------------------  -------------------  -------------------

NET ASSETS............................  $        50,404,450  $          7,235,637  $         9,075,522  $        36,856,260
                                        ===================  ====================  ===================  ===================

                                               BHFTI                BHFTII                BHFTII               BHFTII
                                         VICTORY SYCAMORE       BAILLIE GIFFORD          BLACKROCK            BLACKROCK
                                           MID CAP VALUE      INTERNATIONAL STOCK       BOND INCOME     CAPITAL APPRECIATION
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        22,926,877  $        21,650,004   $       134,001,042   $       189,163,937
   Due from New England Life Insurance
     Company..........................                   --                  751                    --                   678
                                        -------------------  --------------------  -------------------  --------------------
       Total Assets...................           22,926,877           21,650,755           134,001,042           189,164,615
                                        -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   26                    3                    --                    --
   Due to New England Life Insurance
     Company..........................                  279                   --                   137                    --
                                        -------------------  --------------------  -------------------  --------------------
       Total Liabilities..............                  305                    3                   137                    --
                                        -------------------  --------------------  -------------------  --------------------

NET ASSETS............................  $        22,926,572  $        21,650,752   $       134,000,905   $       189,164,615
                                        ===================  ====================  ===================  ====================

                                              BHFTII                BHFTII
                                         BLACKROCK ULTRA-         BRIGHTHOUSE
                                          SHORT TERM BOND     ASSET ALLOCATION 20
                                            SUB-ACCOUNT           SUB-ACCOUNT
                                        -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        34,394,310  $         4,957,555
   Due from New England Life Insurance
     Company..........................                1,743                  323
                                        -------------------  --------------------
       Total Assets...................           34,396,053            4,957,878
                                        -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   --                   58
   Due to New England Life Insurance
     Company..........................                   --                   --
                                        -------------------  --------------------
       Total Liabilities..............                   --                   58
                                        -------------------  --------------------

NET ASSETS............................  $        34,396,053  $         4,957,820
                                        ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                                 BHFTII
                                               BHFTII                BHFTII                BHFTII             BRIGHTHOUSE/
                                             BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE             ARTISAN
                                         ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..........  $          8,027,249  $         43,740,193  $         58,314,958  $         92,424,128
   Due from New England Life Insurance
     Company..........................                    80                    --                   532                    --
                                        --------------------  --------------------  --------------------  --------------------
        Total Assets..................             8,027,329            43,740,193            58,315,490            92,424,128
                                        --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                    45                    22                    33                    --
   Due to New England Life Insurance
     Company..........................                    --                 1,411                    --                27,205
                                        --------------------  --------------------  --------------------  --------------------
        Total Liabilities.............                    45                 1,433                    33                27,205
                                        --------------------  --------------------  --------------------  --------------------

NET ASSETS............................  $          8,027,284  $         43,738,760  $         58,315,457  $         92,396,923
                                        ====================  ====================  ====================  ====================

                                               BHFTII                BHFTII
                                            BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                             WELLINGTON          WELLINGTON CORE          FRONTIER               BHFTII
                                              BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH        JENNISON GROWTH
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..........  $          8,958,846  $        254,116,317  $          3,606,396  $         15,539,174
   Due from New England Life Insurance
     Company..........................                   434                11,427                    --                   555
                                        --------------------  --------------------  --------------------  --------------------
        Total Assets..................             8,959,280           254,127,744             3,606,396            15,539,729
                                        --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                    28                    --                    33                    33
   Due to New England Life Insurance
     Company..........................                    --                    --                     2                    --
                                        --------------------  --------------------  --------------------  --------------------
        Total Liabilities.............                    28                    --                    35                    33
                                        --------------------  --------------------  --------------------  --------------------

NET ASSETS............................  $          8,959,252  $        254,127,744  $          3,606,361  $         15,539,696
                                        ====================  ====================  ====================  ====================


                                               BHFTII                BHFTII
                                            LOOMIS SAYLES         LOOMIS SAYLES
                                           SMALL CAP CORE       SMALL CAP GROWTH
                                             SUB-ACCOUNT           SUB-ACCOUNT
                                        --------------------  --------------------
ASSETS:
   Investments at fair value..........  $        124,443,952  $          9,387,229
   Due from New England Life Insurance
     Company..........................                 2,568                   259
                                        --------------------  --------------------
        Total Assets..................           124,446,520             9,387,488
                                        --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                    --                    61
   Due to New England Life Insurance
     Company..........................                    --                    --
                                        --------------------  --------------------
        Total Liabilities.............                    --                    61
                                        --------------------  --------------------

NET ASSETS............................  $        124,446,520  $          9,387,427
                                        ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                               BHFTII               BHFTII               BHFTII                BHFTII
                                          METLIFE AGGREGATE     METLIFE MID CAP          METLIFE               METLIFE
                                             BOND INDEX           STOCK INDEX      MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                             SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                        -------------------  --------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..........  $       147,501,840  $         22,223,606  $        11,461,815  $        22,141,323
   Due from New England Life Insurance
     Company..........................                   20                    --                  220                   --
                                        -------------------  --------------------  -------------------  ---------------------
       Total Assets...................          147,501,860            22,223,606           11,462,035           22,141,323
                                        -------------------  --------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees.......................                   14                    --                   31                   14
   Due to New England Life Insurance
     Company..........................                   --                 1,053                   --                  308
                                        -------------------  --------------------  -------------------  ---------------------
       Total Liabilities..............                   14                 1,053                   31                  322
                                        -------------------  --------------------  -------------------  ---------------------

NET ASSETS............................  $       147,501,846  $         22,222,553  $        11,462,004  $        22,141,001
                                        ===================  ====================  ===================  =====================

                                               BHFTII               BHFTII                                   BHFTII
                                               METLIFE              MFS(R)              BHFTII          NEUBERGER BERMAN
                                             STOCK INDEX         TOTAL RETURN        MFS(R) VALUE            GENESIS
                                             SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $       174,037,134  $        77,411,197  $        78,916,344  $        48,072,021
   Due from New England Life Insurance
     Company..........................                7,518                   18                2,637                  436
                                        -------------------  -------------------  -------------------  -------------------
       Total Assets...................          174,044,652           77,411,215           78,918,981           48,072,457
                                        -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   --                   --                   --                   --
   Due to New England Life Insurance
     Company..........................                   --                   --                   --                   --
                                        -------------------  -------------------  -------------------  -------------------
       Total Liabilities..............                   --                   --                   --                   --
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS............................  $       174,044,652  $        77,411,215  $        78,918,981  $        48,072,457
                                        ===================  ===================  ===================  ===================

                                               BHFTII               BHFTII
                                            T. ROWE PRICE        T. ROWE PRICE
                                          LARGE CAP GROWTH     SMALL CAP GROWTH
                                             SUB-ACCOUNT          SUB-ACCOUNT
                                        -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        32,698,386  $         13,342,846
   Due from New England Life Insurance
     Company..........................                   33                 1,825
                                        -------------------  --------------------
       Total Assets...................           32,698,419            13,344,671
                                        -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   26                    44
   Due to New England Life Insurance
     Company..........................                   --                    --
                                        -------------------  --------------------
       Total Liabilities..............                   26                    44
                                        -------------------  --------------------

NET ASSETS............................  $        32,698,393  $         13,344,627
                                        ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                          BHFTII
                                                                       WESTERN ASSET             BHFTII
                                                                        MANAGEMENT            WESTERN ASSET
                                                                      STRATEGIC BOND           MANAGEMENT          FIDELITY(R) VIP
                                                                       OPPORTUNITIES         U.S. GOVERNMENT        EQUITY-INCOME
                                                                        SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                                   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value....................................   $         45,741,036   $          7,429,256   $       100,033,054
   Due from New England Life Insurance
     Company....................................................                  4,217                      9                 3,826
                                                                   --------------------   --------------------   -------------------
        Total Assets............................................             45,745,253              7,429,265           100,036,880
                                                                   --------------------   --------------------   -------------------
LIABILITIES:
   Accrued fees.................................................                     --                     76                    --
   Due to New England Life Insurance
     Company....................................................                     --                     --                    --
                                                                   --------------------   --------------------   -------------------
        Total Liabilities.......................................                     --                     76                    --
                                                                   --------------------   --------------------   -------------------

NET ASSETS......................................................   $         45,745,253   $          7,429,189   $       100,036,880
                                                                   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                   AMERICAN FUNDS(R) BOND
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            233,459   $            187,608   $           169,568
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                23,264                 24,180                26,830
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               210,195                163,428               142,738
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                14,066                141,530                34,411
      Realized gains (losses) on sale of investments.......              (44,244)               (15,696)                31,595
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................              (30,178)                125,834                66,006
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...             (278,323)                 28,599                97,581
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (308,501)                154,433               163,587
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $           (98,306)   $            317,861   $           306,325
                                                             ====================   ====================   ===================


                                                                        AMERICAN FUNDS(R) GLOBAL SMALL CAPITALIZATION
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $             46,686   $           236,245   $            127,083
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               192,856               183,457                183,837
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................             (146,170)                52,788               (56,754)
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             2,603,227                    --              9,679,163
      Realized gains (losses) on sale of investments.......               830,113               471,018                 20,330
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................             3,433,340               471,018              9,699,493
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...           (9,106,516)            11,894,330            (8,839,243)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (5,673,176)            12,365,348                860,250
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (5,819,346)   $        12,418,136   $            803,496
                                                             ====================   ===================   ====================


                                                                                  AMERICAN FUNDS(R) GROWTH
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            973,119   $         1,045,745   $          1,403,144
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               745,557               669,752                589,480
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               227,562               375,993                813,664
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            22,598,809            19,964,561             16,423,574
      Realized gains (losses) on sale of investments.......             5,403,940             4,162,744              2,277,108
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................            28,002,749            24,127,305             18,700,682
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (28,005,303)            26,384,793            (3,454,689)
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               (2,554)            50,512,098             15,245,993
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            225,008   $        50,888,091   $         16,059,657
                                                             ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                              AMERICAN FUNDS(R) GROWTH-INCOME
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         2,039,533    $         1,883,034   $          1,833,086
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              410,002                380,673                364,667
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................            1,629,531              1,502,361              1,468,419
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            9,988,546              8,653,170             13,884,910
      Realized gains (losses) on sale of investments.......            2,336,045              2,623,539              1,522,969
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................           12,324,591             11,276,709             15,407,879
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...         (16,247,317)             14,246,924            (3,435,812)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (3,922,726)             25,523,633             11,972,067
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (2,293,195)    $        27,025,994   $         13,440,486
                                                             ===================    ===================   ====================


                                                                          BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         6,343,337    $         7,038,316   $         10,999,347
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................            2,928,042              2,789,123              2,526,176
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................            3,415,295              4,249,193              8,473,171
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................           18,097,169             26,328,517             55,777,552
      Realized gains (losses) on sale of investments.......            4,702,224              2,947,393                599,002
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................           22,799,393             29,275,910             56,376,554
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...         (75,283,371)             63,903,762           (29,014,440)
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (52,483,978)             93,179,672             27,362,114
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $      (49,068,683)    $        97,428,865   $         35,835,285
                                                             ===================    ===================   ====================


                                                                       BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $             52,289   $            51,359    $           110,477
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                10,231                 9,642                 11,589
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................                42,058                41,717                 98,888
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................               580,071               172,222                300,510
      Realized gains (losses) on sale of investments.......                98,988               120,656                202,268
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................               679,059               292,878                502,778
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...           (1,017,041)               571,304              (239,361)
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (337,982)               864,182                263,417
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (295,924)   $           905,899    $           362,305
                                                             ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             BHFTI CLARION GLOBAL REAL ESTATE
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,096,979   $            701,693   $            471,943
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               60,738                 63,190                 66,119
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................            1,036,241                638,503                405,824
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......            (155,595)              (130,530)              (152,548)
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            (155,595)              (130,530)              (152,548)
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (2,489,049)              1,412,416               (70,662)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (2,644,644)              1,281,886              (223,210)
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (1,608,403)   $          1,920,389   $            182,614
                                                             ===================   ====================   ====================


                                                                             BHFTI CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            299,194   $            346,912   $           224,890
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               139,587                141,385               134,030
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               159,607                205,527                90,860
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,687,065                     --                    --
      Realized gains (losses) on sale of investments.......             1,521,142              1,591,818               876,319
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................             3,208,207              1,591,818               876,319
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...           (5,573,429)              4,274,265             (161,648)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,365,222)              5,866,083               714,671
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (2,205,615)   $          6,071,610   $           805,531
                                                             ====================   ====================   ===================


                                                                            BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           993,598   $            957,662   $          1,024,318
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              184,338                192,107                162,282
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................              809,260                765,555                862,036
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            2,087,528                     --              2,870,085
      Realized gains (losses) on sale of investments.......              255,088                268,473              (942,291)
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            2,342,616                268,473              1,927,794
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...         (16,083,970)             12,617,242                528,586
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (13,741,354)             12,885,715              2,456,380
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $      (12,932,094)   $         13,651,270   $          3,318,416
                                                             ===================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                              BHFTI INVESCO SMALL CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2018                  2017                  2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $                --   $                --
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               26,420                20,769                18,211
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................             (26,420)              (20,769)              (18,211)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              873,566               578,566               850,629
      Realized gains (losses) on sale of investments.......                7,994              (27,580)             (109,296)
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................              881,560               550,986               741,333
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...          (1,496,824)               756,426             (235,196)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (615,264)             1,307,412               506,137
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (641,684)   $         1,286,643   $           487,926
                                                             ===================   ===================   ===================


                                                                            BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2018                  2017                  2016
                                                             -------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,866,625   $         1,649,394    $         1,732,979
                                                             -------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................              438,765               426,873                390,728
                                                             -------------------   -------------------    -------------------
          Net investment income (loss).....................            1,427,860             1,222,521              1,342,251
                                                             -------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                     --
      Realized gains (losses) on sale of investments.......              387,257             (191,743)            (1,301,141)
                                                             -------------------   -------------------    -------------------
          Net realized gains (losses)......................              387,257             (191,743)            (1,301,141)
                                                             -------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...         (13,892,541)            19,398,611            (1,088,295)
                                                             -------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (13,505,284)            19,206,868            (2,389,436)
                                                             -------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $      (12,077,424)   $        20,429,389    $       (1,047,185)
                                                             ===================   ===================    ===================


                                                                           BHFTI MORGAN STANLEY MID CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2018                  2017                   2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $            65,584   $                --
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              107,150                85,400                85,864
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            (107,150)              (19,816)              (85,864)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            4,314,800                    --                    --
      Realized gains (losses) on sale of investments.......            1,189,144             1,157,282               691,611
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            5,503,944             1,157,282               691,611
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...          (3,278,130)             5,021,654           (2,361,577)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            2,225,814             6,178,936           (1,669,966)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         2,118,664   $         6,159,120   $       (1,755,830)
                                                             ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                              BHFTI OPPENHEIMER GLOBAL EQUITY
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2018                  2017                  2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           144,399   $           103,177   $           102,302
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               40,656                32,931                28,775
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              103,743                70,246                73,527
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            1,090,521                    --               425,963
      Realized gains (losses) on sale of investments.......              302,688               370,810               256,995
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            1,393,209               370,810               682,958
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...          (2,984,327)             2,443,512             (812,338)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (1,591,118)             2,814,322             (129,380)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (1,487,375)   $         2,884,568   $          (55,853)
                                                             ===================   ===================   ===================


                                                                          BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2018                  2017                  2016
                                                             -------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends............................................  $           190,606   $           188,475   $               --
                                                             -------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk charges...................               36,360                39,439               38,766
                                                             -------------------   -------------------   ------------------
          Net investment income (loss).....................              154,246               149,036             (38,766)
                                                             -------------------   -------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                   --
      Realized gains (losses) on sale of investments.......            (184,161)             (150,711)            (149,855)
                                                             -------------------   -------------------   ------------------
          Net realized gains (losses)......................            (184,161)             (150,711)            (149,855)
                                                             -------------------   -------------------   ------------------
      Change in unrealized gains (losses) on investments...            (225,905)               353,031              697,468
                                                             -------------------   -------------------   ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (410,066)               202,320              547,613
                                                             -------------------   -------------------   ------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (255,820)   $           351,356   $          508,847
                                                             ===================   ===================   ==================


                                                                                 BHFTI PIMCO TOTAL RETURN
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2018                  2017                  2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           795,891   $         1,066,378   $         1,591,972
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              153,274               166,384               177,584
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              642,617               899,994             1,414,388
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --               265,430                    --
      Realized gains (losses) on sale of investments.......            (205,315)             (236,264)             (257,838)
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            (205,315)                29,166             (257,838)
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...            (608,138)             1,440,420               286,625
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (813,453)             1,469,586                28,787
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (170,836)   $         2,369,580   $         1,443,175
                                                             ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                            BHFTI SSGA GROWTH AND INCOME ETF
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2018                  2017                  2016
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          208,119   $           229,481   $           220,248
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              29,461                29,967                29,454
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             178,658               199,514               190,794
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             356,404                26,143               479,748
      Realized gains (losses) on sale of investments.......              42,149                52,357              (22,636)
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................             398,553                78,500               457,112
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...         (1,099,514)               981,299             (175,155)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (700,961)             1,059,799               281,957
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (522,303)   $         1,259,313   $           472,751
                                                             ==================   ===================   ===================


                                                                                  BHFTI SSGA GROWTH ETF
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2018                  2017                  2016
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          233,269   $           218,078   $           205,656
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              30,243                29,015                26,580
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             203,026               189,063               179,076
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             584,374                98,562               545,951
      Realized gains (losses) on sale of investments.......              77,977                13,144              (31,979)
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................             662,351               111,706               513,972
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...         (1,736,985)             1,450,139             (130,842)
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (1,074,634)             1,561,845               383,130
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (871,608)   $         1,750,908   $           562,206
                                                             ==================   ===================   ===================


                                                                           BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2018                  2017                  2016
                                                             -------------------   ------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $               --   $                --
                                                             -------------------   ------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              153,401              133,899               125,148
                                                             -------------------   ------------------   -------------------
          Net investment income (loss).....................            (153,401)            (133,899)             (125,148)
                                                             -------------------   ------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            5,468,653            3,017,845             4,901,912
      Realized gains (losses) on sale of investments.......              459,728              597,400               371,444
                                                             -------------------   ------------------   -------------------
          Net realized gains (losses)......................            5,928,381            3,615,245             5,273,356
                                                             -------------------   ------------------   -------------------
      Change in unrealized gains (losses) on investments...          (6,577,433)            4,592,963           (3,172,820)
                                                             -------------------   ------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (649,052)            8,208,208             2,100,536
                                                             -------------------   ------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (802,453)   $        8,074,309   $         1,975,388
                                                             ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                            BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $            214,624   $           313,010    $           247,659
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                92,848                96,020                 99,863
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................               121,776               216,990                147,796
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             4,650,189                    --              1,323,429
      Realized gains (losses) on sale of investments.......               152,140               389,569                191,839
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................             4,802,329               389,569              1,515,268
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...           (7,527,321)             1,820,888              2,409,728
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,724,992)             2,210,457              3,924,996
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (2,603,216)   $         2,427,447    $         4,072,792
                                                             ====================   ===================    ===================


                                                                         BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            304,312   $            301,194   $           345,401
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               105,649                100,055                87,912
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               198,663                201,139               257,489
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                    --
      Realized gains (losses) on sale of investments.......               319,558                253,676              (72,904)
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               319,558                253,676              (72,904)
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...           (5,105,091)              6,708,905               858,474
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (4,785,533)              6,962,581               785,570
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (4,586,870)   $          7,163,720   $         1,043,059
                                                             ====================   ====================   ===================


                                                                                BHFTII BLACKROCK BOND INCOME
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          4,514,553   $          4,358,601   $          4,591,536
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               338,094                356,731                375,204
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             4,176,459              4,001,870              4,216,332
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                     --                     --
      Realized gains (losses) on sale of investments.......             (274,207)              (217,470)               (99,177)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             (274,207)              (217,470)               (99,177)
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...           (4,774,612)              1,497,311               (37,010)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (5,048,819)              1,279,841              (136,187)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (872,360)   $          5,281,711   $          4,080,145
                                                             ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                            BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            265,858   $            190,972   $                 --
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................             1,211,571              1,029,813                916,597
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................             (945,713)              (838,841)              (916,597)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            28,176,487              4,215,350             14,421,456
      Realized gains (losses) on sale of investments.......             6,987,136              5,620,695              4,253,568
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................            35,163,623              9,836,045             18,675,024
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (29,345,103)             42,460,992           (18,964,285)
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             5,818,520             52,297,037              (289,261)
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          4,872,807   $         51,458,196   $        (1,205,858)
                                                             ====================   ====================   ====================


                                                                           BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            362,802   $            135,453   $             28,928
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               137,157                152,048                170,891
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               225,645               (16,595)              (141,963)
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                 2,085                    783                    855
      Realized gains (losses) on sale of investments.......                78,503                 65,699                  8,237
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................                80,588                 66,482                  9,092
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...               194,207                147,931                112,215
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................               274,795                214,413                121,307
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            500,440   $            197,818   $           (20,656)
                                                             ====================   ====================   ====================


                                                                           BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            136,973   $            155,960   $            331,000
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                24,295                 27,544                 28,824
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               112,678                128,416                302,176
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                71,599                107,223                318,171
      Realized gains (losses) on sale of investments.......              (82,951)               (43,782)              (219,524)
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................              (11,352)                 63,441                 98,647
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...             (253,825)                243,945                 28,903
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (265,177)                307,386                127,550
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (152,499)   $            435,802   $            429,726
                                                             ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                          SUB-ACCOUNT
                                                             --------------------------------------------------------------------
                                                                      2018                   2017                    2016
                                                             ---------------------   --------------------    --------------------
INVESTMENT INCOME:
      Dividends............................................  $             191,372   $            189,043    $            465,163
                                                             ---------------------   --------------------    --------------------
EXPENSES:
      Mortality and expense risk charges...................                 30,203                 30,936                  32,837
                                                             ---------------------   --------------------    --------------------
           Net investment income (loss)....................                161,169                158,107                 432,326
                                                             ---------------------   --------------------    --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                253,729                261,366                 793,099
      Realized gains (losses) on sale of investments.......                 11,208                 79,459                (42,351)
                                                             ---------------------   --------------------    --------------------
           Net realized gains (losses).....................                264,937                340,825                 750,748
                                                             ---------------------   --------------------    --------------------
      Change in unrealized gains (losses) on investments...              (809,161)                450,295               (491,571)
                                                             ---------------------   --------------------    --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................              (544,224)                791,120                 259,177
                                                             ---------------------   --------------------    --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $           (383,055)   $            949,227    $            691,503
                                                             =====================   ====================    ====================


                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                          SUB-ACCOUNT
                                                             --------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------    --------------------   ---------------------
INVESTMENT INCOME:
      Dividends............................................  $            894,308    $            950,416   $           1,583,702
                                                             --------------------    --------------------   ---------------------
EXPENSES:
      Mortality and expense risk charges...................               168,054                 163,834                 152,484
                                                             --------------------    --------------------   ---------------------
           Net investment income (loss)....................               726,254                 786,582               1,431,218
                                                             --------------------    --------------------   ---------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,796,069               1,908,527               4,200,095
      Realized gains (losses) on sale of investments.......               636,900                 428,824                 201,202
                                                             --------------------    --------------------   ---------------------
           Net realized gains (losses).....................             2,432,969               2,337,351               4,401,297
                                                             --------------------    --------------------   ---------------------
      Change in unrealized gains (losses) on investments...           (6,037,605)               3,525,012             (2,671,803)
                                                             --------------------    --------------------   ---------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (3,604,636)               5,862,363               1,729,494
                                                             --------------------    --------------------   ---------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (2,878,382)    $          6,648,945   $           3,160,712
                                                             ====================    ====================   =====================


                                                                            BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                          SUB-ACCOUNT
                                                             -------------------------------------------------------------------
                                                                     2018                    2017                   2016
                                                             --------------------   ---------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          1,006,509   $           1,119,572   $          1,918,405
                                                             --------------------   ---------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               183,174                 175,170                165,072
                                                             --------------------   ---------------------   --------------------
           Net investment income (loss)....................               823,335                 944,402              1,753,333
                                                             --------------------   ---------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             2,861,555               3,439,650              7,084,638
      Realized gains (losses) on sale of investments.......               679,247               1,148,810                610,594
                                                             --------------------   ---------------------   --------------------
           Net realized gains (losses).....................             3,540,802               4,588,460              7,695,232
                                                             --------------------   ---------------------   --------------------
      Change in unrealized gains (losses) on investments...           (9,546,405)               5,496,675            (4,769,332)
                                                             --------------------   ---------------------   --------------------
      Net realized and changes in unrealized gains (losses)
         on investments....................................           (6,005,603)              10,085,135              2,925,900
                                                             --------------------   ---------------------   --------------------
      Net increase (decrease) in net assets resulting
         from operations...................................  $        (5,182,268)   $          11,029,537   $          4,679,233
                                                             ====================   =====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                          BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                         SUB-ACCOUNT
                                                             ------------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            688,948   $            780,534   $          1,119,827
                                                             --------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               483,261                488,506                452,055
                                                             --------------------   --------------------   --------------------
           Net investment income (loss)....................               205,687                292,028                667,772
                                                             --------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             5,817,644                     --             11,158,902
      Realized gains (losses) on sale of investments.......             1,159,742              1,662,479                364,018
                                                             --------------------   --------------------   --------------------
           Net realized gains (losses).....................             6,977,386              1,662,479             11,522,920
                                                             --------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (21,694,183)             10,919,639              8,674,984
                                                             --------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (14,716,797)             12,582,118             20,197,904
                                                             --------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (14,511,110)   $         12,874,146   $         20,865,676
                                                             ====================   ====================   ====================


                                                                           BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                   2016
                                                             --------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            157,228   $            154,929   $           170,965
                                                             --------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................                33,482                 27,620                21,067
                                                             --------------------   --------------------   -------------------
           Net investment income (loss)....................               123,746                127,309               149,898
                                                             --------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................               671,912                194,373               287,976
      Realized gains (losses) on sale of investments.......                40,708                 70,224                 4,814
                                                             --------------------   --------------------   -------------------
           Net realized gains (losses).....................               712,620                264,597               292,790
                                                             --------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...           (1,253,337)                672,197              (41,629)
                                                             --------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (540,717)                936,794               251,161
                                                             --------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (416,971)   $          1,064,103   $           401,059
                                                             ====================   ====================   ===================


                                                                  BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $         4,776,397    $         4,122,908    $         4,133,743
                                                             -------------------    -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................            1,320,547              1,260,312              1,223,744
                                                             -------------------    -------------------    -------------------
           Net investment income (loss)....................            3,455,850              2,862,596              2,909,999
                                                             -------------------    -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................           14,493,611              9,730,403             11,289,635
      Realized gains (losses) on sale of investments.......            2,745,212              2,177,024                740,621
                                                             -------------------    -------------------    -------------------
           Net realized gains (losses).....................           17,238,823             11,907,427             12,030,256
                                                             -------------------    -------------------    -------------------
      Change in unrealized gains (losses) on investments...         (21,535,321)             29,933,330              1,900,347
                                                             -------------------    -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (4,296,498)             41,840,757             13,930,603
                                                             -------------------    -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (840,648)    $        44,703,353    $        16,840,602
                                                             ===================    ===================    ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                              BHFTII FRONTIER MID CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2018                  2017                  2016
                                                             -------------------    -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --    $                --   $                --
                                                             -------------------    -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               15,503                 14,985                14,337
                                                             -------------------    -------------------   -------------------
          Net investment income (loss).....................             (15,503)               (14,985)              (14,337)
                                                             -------------------    -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................              460,423                 96,284               478,299
      Realized gains (losses) on sale of investments.......               82,637                124,062                31,026
                                                             -------------------    -------------------   -------------------
          Net realized gains (losses)......................              543,060                220,346               509,325
                                                             -------------------    -------------------   -------------------
      Change in unrealized gains (losses) on investments...            (744,552)                680,907             (312,138)
                                                             -------------------    -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (201,492)                901,253               197,187
                                                             -------------------    -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (216,995)    $           886,268   $           182,850
                                                             ===================    ===================   ===================


                                                                                  BHFTII JENNISON GROWTH
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2018                   2017                  2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            58,061   $            44,100   $            38,789
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               61,483                52,826                50,173
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................              (3,422)               (8,726)              (11,384)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            2,462,152               983,433             1,716,640
      Realized gains (losses) on sale of investments.......              331,535               300,649                40,724
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            2,793,687             1,284,082             1,757,364
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...          (2,841,957)             3,102,626           (1,802,514)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (48,270)             4,386,708              (45,150)
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $          (51,692)   $         4,377,982   $          (56,534)
                                                             ===================   ===================   ===================


                                                                           BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                       SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                    2018                  2017                   2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $            30,596   $           420,223   $           434,983
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              811,447               778,472               718,931
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            (780,851)             (358,249)             (283,948)
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................           15,296,136             9,354,661            12,039,982
      Realized gains (losses) on sale of investments.......            2,443,641             3,187,145             1,337,162
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................           17,739,777            12,541,806            13,377,144
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...         (32,819,823)             7,715,886            10,188,731
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (15,080,046)            20,257,692            23,565,875
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $      (15,860,897)   $        19,899,443   $        23,281,927
                                                             ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                           BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2018                   2017                  2016
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $                --   $                 --   $                --
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               35,160                 31,732                28,707
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................             (35,160)               (31,732)              (28,707)
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            1,410,158                455,203               900,740
      Realized gains (losses) on sale of investments.......              414,461                252,905                49,008
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................            1,824,619                708,108               949,748
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...          (1,690,026)              1,644,037             (468,063)
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................              134,593              2,352,145               481,685
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $            99,433   $          2,320,413   $           452,978
                                                             ===================   ====================   ===================


                                                                            BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2018                   2017                  2016
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         4,438,924   $          4,304,046   $         4,158,793
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               71,167                 67,508                72,793
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................            4,367,757              4,236,538             4,086,000
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                    --
      Realized gains (losses) on sale of investments.......            (159,700)               (33,652)                24,674
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................            (159,700)               (33,652)                24,674
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...          (4,563,850)                497,586             (783,672)
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (4,723,550)                463,934             (758,998)
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (355,793)   $          4,700,472   $         3,327,002
                                                             ===================   ====================   ===================


                                                                            BHFTII METLIFE MID CAP STOCK INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------   --------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $           325,668   $            362,822   $           304,358
                                                             -------------------   --------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................               94,722                 97,127                90,731
                                                             -------------------   --------------------   -------------------
           Net investment income (loss)....................              230,946                265,695               213,627
                                                             -------------------   --------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            2,131,413              1,653,885             1,827,442
      Realized gains (losses) on sale of investments.......              823,574                724,902               461,944
                                                             -------------------   --------------------   -------------------
           Net realized gains (losses).....................            2,954,987              2,378,787             2,289,386
                                                             -------------------   --------------------   -------------------
      Change in unrealized gains (losses) on investments...          (6,030,450)              1,158,170             1,889,340
                                                             -------------------   --------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (3,075,463)              3,536,957             4,178,726
                                                             -------------------   --------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (2,844,517)   $          3,802,652   $         4,392,353
                                                             ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                             BHFTII METLIFE MSCI EAFE(R) INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2018                   2017                  2016
                                                             -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           379,882   $           349,252   $            293,731
                                                             -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               41,224                42,383                 38,294
                                                             -------------------   -------------------   --------------------
           Net investment income (loss)....................              338,658               306,869                255,437
                                                             -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                    --                     --
      Realized gains (losses) on sale of investments.......              196,849               148,622               (80,160)
                                                             -------------------   -------------------   --------------------
           Net realized gains (losses).....................              196,849               148,622               (80,160)
                                                             -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (2,417,557)             2,366,658               (75,944)
                                                             -------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (2,220,708)             2,515,280              (156,104)
                                                             -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (1,882,050)   $         2,822,149   $             99,333
                                                             ===================   ===================   ====================


                                                                            BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            295,078   $           300,937   $            306,455
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................                99,950                94,198                 87,016
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................               195,128               206,739                219,439
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             1,773,969               987,120              1,290,463
      Realized gains (losses) on sale of investments.......               694,405             1,169,857                419,423
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................             2,468,374             2,156,977              1,709,886
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...           (5,452,268)               977,215              2,467,895
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................           (2,983,894)             3,134,192              4,177,781
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (2,788,766)   $         3,340,931   $          4,397,220
                                                             ====================   ===================   ====================


                                                                                BHFTII METLIFE STOCK INDEX
                                                                                        SUB-ACCOUNT
                                                             ----------------------------------------------------------------
                                                                    2018                   2017                  2016
                                                             -------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         3,497,095   $         3,286,757   $          3,384,362
                                                             -------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................            1,024,938               966,862                907,154
                                                             -------------------   -------------------   --------------------
           Net investment income (loss)....................            2,472,157             2,319,895              2,477,208
                                                             -------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................           10,925,750             5,165,956              7,420,139
      Realized gains (losses) on sale of investments.......            5,650,669             6,944,075              3,944,640
                                                             -------------------   -------------------   --------------------
           Net realized gains (losses).....................           16,576,419            12,110,031             11,364,779
                                                             -------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...         (28,060,726)            21,002,045              4,248,818
                                                             -------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (11,484,307)            33,112,076             15,613,597
                                                             -------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (9,012,150)   $        35,431,971   $         18,090,805
                                                             ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                                BHFTII MFS(R) TOTAL RETURN
                                                                                        SUB-ACCOUNT
                                                             ---------------------------------------------------------------
                                                                     2018                  2017                  2016
                                                             -------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,940,128   $         2,152,117   $         2,414,620
                                                             -------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................              397,873               404,083               396,326
                                                             -------------------   -------------------   -------------------
          Net investment income (loss).....................            1,542,255             1,748,034             2,018,294
                                                             -------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            5,122,168             4,416,732             3,448,849
      Realized gains (losses) on sale of investments.......              976,841             1,071,075             1,714,651
                                                             -------------------   -------------------   -------------------
          Net realized gains (losses)......................            6,099,009             5,487,807             5,163,500
                                                             -------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...         (12,627,518)             2,356,643             (269,570)
                                                             -------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (6,528,509)             7,844,450             4,893,930
                                                             -------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (4,986,254)   $         9,592,484   $         6,912,224
                                                             ===================   ===================   ===================


                                                                                   BHFTII MFS(R) VALUE
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2018                  2017                  2016
                                                             -------------------   -------------------   ------------------
INVESTMENT INCOME:
      Dividends............................................  $         1,318,626   $         1,569,658   $        1,647,469
                                                             -------------------   -------------------   ------------------
EXPENSES:
      Mortality and expense risk charges...................              411,489               385,228              366,963
                                                             -------------------   -------------------   ------------------
          Net investment income (loss).....................              907,137             1,184,430            1,280,506
                                                             -------------------   -------------------   ------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            5,537,133             4,634,229            6,571,572
      Realized gains (losses) on sale of investments.......              393,429               679,484               74,860
                                                             -------------------   -------------------   ------------------
          Net realized gains (losses)......................            5,930,562             5,313,713            6,646,432
                                                             -------------------   -------------------   ------------------
      Change in unrealized gains (losses) on investments...         (15,723,215)             5,965,591            1,578,916
                                                             -------------------   -------------------   ------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (9,792,653)            11,279,304            8,225,348
                                                             -------------------   -------------------   ------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (8,885,516)   $        12,463,734   $        9,505,854
                                                             ===================   ===================   ==================


                                                                             BHFTII NEUBERGER BERMAN GENESIS
                                                                                       SUB-ACCOUNT
                                                             --------------------------------------------------------------
                                                                    2018                  2017                  2016
                                                             ------------------   -------------------   -------------------
INVESTMENT INCOME:
      Dividends............................................  $          193,781   $           217,291   $           228,662
                                                             ------------------   -------------------   -------------------
EXPENSES:
      Mortality and expense risk charges...................             199,228               190,792               174,765
                                                             ------------------   -------------------   -------------------
          Net investment income (loss).....................             (5,447)                26,499                53,897
                                                             ------------------   -------------------   -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................           6,761,074             4,310,383                    --
      Realized gains (losses) on sale of investments.......           1,273,377             1,364,513               814,366
                                                             ------------------   -------------------   -------------------
          Net realized gains (losses)......................           8,034,451             5,674,896               814,366
                                                             ------------------   -------------------   -------------------
      Change in unrealized gains (losses) on investments...        (11,533,228)             1,961,395             7,403,119
                                                             ------------------   -------------------   -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................         (3,498,777)             7,636,291             8,217,485
                                                             ------------------   -------------------   -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $      (3,504,224)   $         7,662,790   $         8,271,382
                                                             ==================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                           BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $           153,913   $             94,617   $             15,408
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              133,707                118,732                 99,658
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................               20,206               (24,115)               (84,250)
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            6,560,205              1,864,739              3,208,475
      Realized gains (losses) on sale of investments.......              654,431                689,675                264,849
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            7,214,636              2,554,414              3,473,324
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (7,499,081)              6,307,765            (3,089,136)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (284,445)              8,862,179                384,188
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (264,239)   $          8,838,064   $            299,938
                                                             ===================   ====================   ====================


                                                                           BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                    2018                   2017                   2016
                                                             -------------------   --------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $            18,653   $             43,616   $             32,104
                                                             -------------------   --------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               53,699                 46,310                 46,131
                                                             -------------------   --------------------   --------------------
           Net investment income (loss)....................             (35,046)                (2,694)               (14,027)
                                                             -------------------   --------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................            1,282,862                805,448              1,529,031
      Realized gains (losses) on sale of investments.......              368,549                247,898                298,846
                                                             -------------------   --------------------   --------------------
           Net realized gains (losses).....................            1,651,411              1,053,346              1,827,877
                                                             -------------------   --------------------   --------------------
      Change in unrealized gains (losses) on investments...          (2,540,896)              1,738,103              (490,963)
                                                             -------------------   --------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................            (889,485)              2,791,449              1,336,914
                                                             -------------------   --------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $         (924,531)   $          2,788,755   $          1,322,887
                                                             ===================   ====================   ====================


                                                               BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             -------------------    -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $         2,617,255    $         2,048,274   $            838,997
                                                             -------------------    -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................              171,466                179,530                140,797
                                                             -------------------    -------------------   --------------------
           Net investment income (loss)....................            2,445,789              1,868,744                698,200
                                                             -------------------    -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                   --                     --                     --
      Realized gains (losses) on sale of investments.......              100,936                357,473                133,070
                                                             -------------------    -------------------   --------------------
           Net realized gains (losses).....................              100,936                357,473                133,070
                                                             -------------------    -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (4,616,099)              1,718,246              2,121,992
                                                             -------------------    -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (4,515,163)              2,075,719              2,255,062
                                                             -------------------    -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $       (2,069,374)    $         3,944,463   $          2,953,262
                                                             ===================    ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016



                                                                       BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                         SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                   2017                  2016
                                                             --------------------   -------------------    -------------------
INVESTMENT INCOME:
      Dividends............................................  $            170,455   $           192,885    $           190,757
                                                             --------------------   -------------------    -------------------
EXPENSES:
      Mortality and expense risk charges...................                22,573                21,414                 21,418
                                                             --------------------   -------------------    -------------------
           Net investment income (loss)....................               147,882               171,471                169,339
                                                             --------------------   -------------------    -------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................                    --                    --                     --
      Realized gains (losses) on sale of investments.......              (60,622)              (31,836)                (6,136)
                                                             --------------------   -------------------    -------------------
           Net realized gains (losses).....................              (60,622)              (31,836)                (6,136)
                                                             --------------------   -------------------    -------------------
      Change in unrealized gains (losses) on investments...              (41,151)              (22,813)               (99,424)
                                                             --------------------   -------------------    -------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................             (101,773)              (54,649)              (105,560)
                                                             --------------------   -------------------    -------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $             46,109   $           116,822    $            63,779
                                                             ====================   ===================    ===================


                                                                               FIDELITY(R) VIP EQUITY-INCOME
                                                                                        SUB-ACCOUNT
                                                             -----------------------------------------------------------------
                                                                     2018                  2017                   2016
                                                             --------------------   -------------------   --------------------
INVESTMENT INCOME:
      Dividends............................................  $          2,519,682   $         1,923,113   $          2,387,874
                                                             --------------------   -------------------   --------------------
EXPENSES:
      Mortality and expense risk charges...................               621,703               622,147                574,601
                                                             --------------------   -------------------   --------------------
           Net investment income (loss)....................             1,897,979             1,300,966              1,813,273
                                                             --------------------   -------------------   --------------------
NET REALIZED AND CHANGES IN UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions..........................             5,209,502             2,324,489              6,581,210
      Realized gains (losses) on sale of investments.......               344,951               352,367              (631,680)
                                                             --------------------   -------------------   --------------------
           Net realized gains (losses).....................             5,554,453             2,676,856              5,949,530
                                                             --------------------   -------------------   --------------------
      Change in unrealized gains (losses) on investments...          (17,177,039)             9,137,284              8,977,403
                                                             --------------------   -------------------   --------------------
      Net realized and changes in unrealized gains (losses)
        on investments.....................................          (11,622,586)            11,814,140             14,926,933
                                                             --------------------   -------------------   --------------------
      Net increase (decrease) in net assets resulting
        from operations....................................  $        (9,724,607)   $        13,115,106   $         16,740,206
                                                             ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                               AMERICAN FUNDS(R) BOND
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            210,195   $            163,428   $           142,738
   Net realized gains (losses).........................              (30,178)                125,834                66,006
   Change in unrealized gains (losses) on investments..             (278,323)                 28,599                97,581
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (98,306)                317,861               306,325
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               406,293                444,313               506,093
   Net transfers (including fixed account).............               463,883               (73,839)             (913,320)
   Policy charges......................................             (325,871)              (359,323)             (429,575)
   Transfers for policy benefits and terminations......             (730,674)              (577,136)           (1,038,825)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (186,369)              (565,985)           (1,875,627)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............             (284,675)              (248,124)           (1,569,302)
NET ASSETS:
   Beginning of year...................................             9,768,443             10,016,567            11,585,869
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          9,483,768   $          9,768,443   $        10,016,567
                                                         ====================   ====================   ===================

                                                                    AMERICAN FUNDS(R) GLOBAL SMALL CAPITALIZATION
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                  2016
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (146,170)   $            52,788   $           (56,754)
   Net realized gains (losses).........................             3,433,340               471,018              9,699,493
   Change in unrealized gains (losses) on investments..           (9,106,516)            11,894,330            (8,839,243)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (5,819,346)            12,418,136                803,496
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,348,266             2,680,189              3,093,259
   Net transfers (including fixed account).............             (921,530)           (2,016,613)              (980,322)
   Policy charges......................................           (2,055,272)           (2,212,877)            (2,326,685)
   Transfers for policy benefits and terminations......           (3,181,375)           (3,655,803)            (4,606,799)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,809,911)           (5,205,104)            (4,820,547)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............           (9,629,257)             7,213,032            (4,017,051)
NET ASSETS:
   Beginning of year...................................            58,265,219            51,052,187             55,069,238
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         48,635,962   $        58,265,219   $         51,052,187
                                                         ====================   ===================   ====================

                                                                              AMERICAN FUNDS(R) GROWTH
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                  2016
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            227,562   $           375,993   $            813,664
   Net realized gains (losses).........................            28,002,749            24,127,305             18,700,682
   Change in unrealized gains (losses) on investments..          (28,005,303)            26,384,793            (3,454,689)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               225,008            50,888,091             16,059,657
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,806,805             7,610,268              8,617,617
   Net transfers (including fixed account).............           (4,908,009)           (1,497,134)            (3,643,377)
   Policy charges......................................           (7,336,702)           (7,177,219)            (7,061,579)
   Transfers for policy benefits and terminations......          (15,157,655)          (14,344,071)           (14,510,664)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (20,595,561)          (15,408,156)           (16,598,003)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............          (20,370,553)            35,479,935              (538,346)
NET ASSETS:
   Beginning of year...................................           222,687,488           187,207,553            187,745,899
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $        202,316,935   $       222,687,488   $        187,207,553
                                                         ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                          AMERICAN FUNDS(R) GROWTH-INCOME
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,629,531    $         1,502,361   $          1,468,419
   Net realized gains (losses).........................           12,324,591             11,276,709             15,407,879
   Change in unrealized gains (losses) on investments..         (16,247,317)             14,246,924            (3,435,812)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (2,293,195)             27,025,994             13,440,486
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,740,279              5,202,486              5,750,293
   Net transfers (including fixed account).............            (897,932)            (5,342,701)            (2,034,020)
   Policy charges......................................          (5,182,026)            (5,017,633)            (5,083,358)
   Transfers for policy benefits and terminations......          (8,016,812)            (8,153,503)            (9,666,221)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (9,356,491)           (13,311,351)           (11,033,306)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............         (11,649,686)             13,714,643              2,407,180
NET ASSETS:
   Beginning of year...................................          143,362,518            129,647,875            127,240,695
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $       131,712,832    $       143,362,518   $        129,647,875
                                                         ===================    ===================   ====================

                                                                      BHFTI BRIGHTHOUSE ASSET ALLOCATION 100
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         3,415,295    $         4,249,193   $          8,473,171
   Net realized gains (losses).........................           22,799,393             29,275,910             56,376,554
   Change in unrealized gains (losses) on investments..         (75,283,371)             63,903,762           (29,014,440)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................         (49,068,683)             97,428,865             35,835,285
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           15,222,364             16,871,710             18,396,414
   Net transfers (including fixed account).............          (3,012,653)            (4,188,485)            (3,758,087)
   Policy charges......................................         (15,121,452)           (15,254,586)           (15,533,789)
   Transfers for policy benefits and terminations......         (31,004,815)           (29,974,343)           (29,017,592)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (33,916,556)           (32,545,704)           (29,913,054)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............         (82,985,239)             64,883,161              5,922,231
NET ASSETS:
   Beginning of year...................................          513,088,995            448,205,834            442,283,603
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $       430,103,756    $       513,088,995   $        448,205,834
                                                         ===================    ===================   ====================

                                                                   BHFTI BRIGHTHOUSE/WELLINGTON LARGE CAP RESEARCH
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                  2016
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             42,058   $            41,717    $            98,888
   Net realized gains (losses).........................               679,059               292,878                502,778
   Change in unrealized gains (losses) on investments..           (1,017,041)               571,304              (239,361)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (295,924)               905,899                362,305
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               134,619               154,196                169,381
   Net transfers (including fixed account).............               (1,707)               244,210              (105,208)
   Policy charges......................................             (176,936)             (184,298)              (188,574)
   Transfers for policy benefits and terminations......             (140,253)             (233,388)              (666,289)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (184,277)              (19,280)              (790,690)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............             (480,201)               886,619              (428,385)
NET ASSETS:
   Beginning of year...................................             4,970,918             4,084,299              4,512,684
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $          4,490,717   $         4,970,918    $         4,084,299
                                                         ====================   ===================    ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                         BHFTI CLARION GLOBAL REAL ESTATE
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2018                   2017                   2016
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,036,241   $            638,503   $            405,824
   Net realized gains (losses).........................            (155,595)              (130,530)              (152,548)
   Change in unrealized gains (losses) on investments..          (2,489,049)              1,412,416               (70,662)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (1,608,403)              1,920,389                182,614
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              955,972              1,080,810              1,292,053
   Net transfers (including fixed account).............            (529,436)              (522,608)               (73,179)
   Policy charges......................................            (643,002)              (721,841)              (873,465)
   Transfers for policy benefits and terminations......          (1,286,030)            (1,333,152)            (1,826,085)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (1,502,496)            (1,496,791)            (1,480,676)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (3,110,899)                423,598            (1,298,062)
NET ASSETS:
   Beginning of year...................................           19,394,771             18,971,173             20,269,235
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        16,283,872   $         19,394,771   $         18,971,173
                                                         ===================   ====================   ====================

                                                                         BHFTI CLEARBRIDGE AGGRESSIVE GROWTH
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            159,607   $            205,527   $            90,860
   Net realized gains (losses).........................             3,208,207              1,591,818               876,319
   Change in unrealized gains (losses) on investments..           (5,573,429)              4,274,265             (161,648)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (2,205,615)              6,071,610               805,531
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,487,122              1,641,159             1,802,617
   Net transfers (including fixed account).............           (1,460,672)              (452,764)             (197,931)
   Policy charges......................................           (1,510,276)            (1,665,488)           (1,697,902)
   Transfers for policy benefits and terminations......           (2,478,661)            (2,668,473)           (2,703,873)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,962,487)            (3,145,566)           (2,797,089)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............           (6,168,102)              2,926,044           (1,991,558)
NET ASSETS:
   Beginning of year...................................            37,136,218             34,210,174            36,201,732
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         30,968,116   $         37,136,218   $        34,210,174
                                                         ====================   ====================   ===================

                                                                        BHFTI HARRIS OAKMARK INTERNATIONAL
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2018                   2017                   2016
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           809,260   $            765,555   $            862,036
   Net realized gains (losses).........................            2,342,616                268,473              1,927,794
   Change in unrealized gains (losses) on investments..         (16,083,970)             12,617,242                528,586
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................         (12,932,094)             13,651,270              3,318,416
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,824,376              2,009,971              2,250,191
   Net transfers (including fixed account).............          (1,186,054)              1,804,133            (1,518,525)
   Policy charges......................................          (1,694,681)            (1,875,398)            (1,758,891)
   Transfers for policy benefits and terminations......          (2,690,594)            (3,793,387)            (3,423,976)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (3,746,953)            (1,854,681)            (4,451,201)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............         (16,679,047)             11,796,589            (1,132,785)
NET ASSETS:
   Beginning of year...................................           56,846,504             45,049,915             46,182,700
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        40,167,457   $         56,846,504   $         45,049,915
                                                         ===================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                          BHFTI INVESCO SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (26,420)   $          (20,769)   $          (18,211)
   Net realized gains (losses).........................              881,560               550,986               741,333
   Change in unrealized gains (losses) on investments..          (1,496,824)               756,426             (235,196)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (641,684)             1,286,643               487,926
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              184,517               193,551               215,725
   Net transfers (including fixed account).............              691,101               298,806             (123,748)
   Policy charges......................................            (205,752)             (188,763)             (204,220)
   Transfers for policy benefits and terminations......            (442,664)             (235,419)             (332,009)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................              227,202                68,175             (444,252)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            (414,482)             1,354,818                43,674
NET ASSETS:
   Beginning of year...................................            6,329,540             4,974,722             4,931,048
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         5,915,058   $         6,329,540   $         4,974,722
                                                         ===================   ===================   ===================

                                                                        BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         -------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,427,860   $         1,222,521    $         1,342,251
   Net realized gains (losses).........................              387,257             (191,743)            (1,301,141)
   Change in unrealized gains (losses) on investments..         (13,892,541)            19,398,611            (1,088,295)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................         (12,077,424)            20,429,389            (1,047,185)
                                                         -------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,477,796             3,863,321              4,432,686
   Net transfers (including fixed account).............          (2,442,183)             (899,869)              (873,396)
   Policy charges......................................          (2,781,902)           (2,922,658)            (2,996,678)
   Transfers for policy benefits and terminations......          (5,084,767)           (4,154,441)            (6,831,885)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (6,831,056)           (4,113,647)            (6,269,273)
                                                         -------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............         (18,908,480)            16,315,742            (7,316,458)
NET ASSETS:
   Beginning of year...................................           91,033,360            74,717,618             82,034,076
                                                         -------------------   -------------------    -------------------
   End of year.........................................  $        72,124,880   $        91,033,360    $        74,717,618
                                                         ===================   ===================    ===================

                                                                       BHFTI MORGAN STANLEY MID CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2018                  2017                   2016
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (107,150)   $          (19,816)   $          (85,864)
   Net realized gains (losses).........................            5,503,944             1,157,282               691,611
   Change in unrealized gains (losses) on investments..          (3,278,130)             5,021,654           (2,361,577)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            2,118,664             6,159,120           (1,755,830)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,019,177             1,056,235             1,246,656
   Net transfers (including fixed account).............            (321,548)             (399,029)             (398,094)
   Policy charges......................................            (959,532)             (843,236)             (874,619)
   Transfers for policy benefits and terminations......          (1,273,456)           (1,363,201)           (1,714,775)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,535,359)           (1,549,231)           (1,740,832)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............              583,305             4,609,889           (3,496,662)
NET ASSETS:
   Beginning of year...................................           21,504,264            16,894,375            20,391,037
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        22,087,569   $        21,504,264   $        16,894,375
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                          BHFTI OPPENHEIMER GLOBAL EQUITY
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           103,743   $            70,246   $            73,527
   Net realized gains (losses).........................            1,393,209               370,810               682,958
   Change in unrealized gains (losses) on investments..          (2,984,327)             2,443,512             (812,338)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (1,487,375)             2,884,568              (55,853)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              320,336               321,775               425,689
   Net transfers (including fixed account).............            1,175,264               302,323           (1,019,733)
   Policy charges......................................            (371,088)             (347,786)             (353,349)
   Transfers for policy benefits and terminations......            (869,477)             (468,736)             (656,655)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................              255,035             (192,424)           (1,604,048)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (1,232,340)             2,692,144           (1,659,901)
NET ASSETS:
   Beginning of year...................................           10,811,611             8,119,467             9,779,368
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $         9,579,271   $        10,811,611   $         8,119,467
                                                         ===================   ===================   ===================

                                                                      BHFTI PIMCO INFLATION PROTECTED BOND
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2018                  2017                  2016
                                                         -------------------   -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           154,246   $           149,036   $         (38,766)
   Net realized gains (losses).........................            (184,161)             (150,711)            (149,855)
   Change in unrealized gains (losses) on investments..            (225,905)               353,031              697,468
                                                         -------------------   -------------------   ------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (255,820)               351,356              508,847
                                                         -------------------   -------------------   ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              581,560               712,118              699,671
   Net transfers (including fixed account).............              451,961                73,729            (282,341)
   Policy charges......................................            (555,640)             (570,188)            (648,405)
   Transfers for policy benefits and terminations......          (1,406,850)             (512,312)            (555,228)
                                                         -------------------   -------------------   ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (928,969)             (296,653)            (786,303)
                                                         -------------------   -------------------   ------------------
     Net increase (decrease) in net assets.............          (1,184,789)                54,703            (277,456)
NET ASSETS:
   Beginning of year...................................           10,455,794            10,401,091           10,678,547
                                                         -------------------   -------------------   ------------------
   End of year.........................................  $         9,271,005   $        10,455,794   $       10,401,091
                                                         ===================   ===================   ==================

                                                                             BHFTI PIMCO TOTAL RETURN
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           642,617   $           899,994   $         1,414,388
   Net realized gains (losses).........................            (205,315)                29,166             (257,838)
   Change in unrealized gains (losses) on investments..            (608,138)             1,440,420               286,625
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (170,836)             2,369,580             1,443,175
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            2,705,900             2,971,953             3,243,750
   Net transfers (including fixed account).............             (89,942)             (551,843)              (79,722)
   Policy charges......................................          (2,300,209)           (2,480,138)           (2,703,606)
   Transfers for policy benefits and terminations......          (2,867,678)           (4,329,611)           (4,303,289)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,551,929)           (4,389,639)           (3,842,867)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............          (2,722,765)           (2,020,059)           (2,399,692)
NET ASSETS:
   Beginning of year...................................           53,127,215            55,147,274            57,546,966
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        50,404,450   $        53,127,215   $        55,147,274
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                        BHFTI SSGA GROWTH AND INCOME ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2018                  2017                  2016
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          178,658   $           199,514   $           190,794
   Net realized gains (losses).........................             398,553                78,500               457,112
   Change in unrealized gains (losses) on investments..         (1,099,514)               981,299             (175,155)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           (522,303)             1,259,313               472,751
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             218,555               249,445               317,027
   Net transfers (including fixed account).............              73,882              (89,814)                46,148
   Policy charges......................................           (319,673)             (340,510)             (363,699)
   Transfers for policy benefits and terminations......           (773,596)             (923,151)             (282,032)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (800,832)           (1,104,030)             (282,556)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (1,323,135)               155,283               190,195
NET ASSETS:
   Beginning of year...................................           8,558,772             8,403,489             8,213,294
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $        7,235,637   $         8,558,772   $         8,403,489
                                                         ==================   ===================   ===================

                                                                              BHFTI SSGA GROWTH ETF
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2018                  2017                  2016
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          203,026   $           189,063   $           179,076
   Net realized gains (losses).........................             662,351               111,706               513,972
   Change in unrealized gains (losses) on investments..         (1,736,985)             1,450,139             (130,842)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           (871,608)             1,750,908               562,206
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             261,817               390,336               416,801
   Net transfers (including fixed account).............            (24,784)               324,910             (108,015)
   Policy charges......................................           (240,967)             (232,364)             (250,367)
   Transfers for policy benefits and terminations......           (985,953)             (174,159)             (281,504)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (989,887)               308,723             (223,085)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (1,861,495)             2,059,631               339,121
NET ASSETS:
   Beginning of year...................................          10,937,017             8,877,386             8,538,265
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $        9,075,522   $        10,937,017   $         8,877,386
                                                         ==================   ===================   ===================

                                                                       BHFTI T. ROWE PRICE MID CAP GROWTH
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2018                  2017                  2016
                                                         -------------------   ------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (153,401)   $        (133,899)   $         (125,148)
   Net realized gains (losses).........................            5,928,381            3,615,245             5,273,356
   Change in unrealized gains (losses) on investments..          (6,577,433)            4,592,963           (3,172,820)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (802,453)            8,074,309             1,975,388
                                                         -------------------   ------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              986,411            1,063,061             1,190,007
   Net transfers (including fixed account).............              587,290              342,885             (197,531)
   Policy charges......................................          (1,241,067)          (1,167,745)           (1,139,173)
   Transfers for policy benefits and terminations......          (2,014,460)          (2,612,434)           (3,048,146)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,681,826)          (2,374,233)           (3,194,843)
                                                         -------------------   ------------------   -------------------
     Net increase (decrease) in net assets.............          (2,484,279)            5,700,076           (1,219,455)
NET ASSETS:
   Beginning of year...................................           39,340,539           33,640,463            34,859,918
                                                         -------------------   ------------------   -------------------
   End of year.........................................  $        36,856,260   $       39,340,539   $        33,640,463
                                                         ===================   ==================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                        BHFTI VICTORY SYCAMORE MID CAP VALUE
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                  2016
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            121,776   $           216,990    $           147,796
   Net realized gains (losses).........................             4,802,329               389,569              1,515,268
   Change in unrealized gains (losses) on investments..           (7,527,321)             1,820,888              2,409,728
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (2,603,216)             2,427,447              4,072,792
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,010,907             1,149,287              1,330,850
   Net transfers (including fixed account).............             (387,976)             (836,509)              (791,542)
   Policy charges......................................           (1,018,131)           (1,061,160)            (1,128,332)
   Transfers for policy benefits and terminations......           (1,670,019)           (2,080,943)            (3,618,312)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (2,065,219)           (2,829,325)            (4,207,336)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............           (4,668,435)             (401,878)              (134,544)
NET ASSETS:
   Beginning of year...................................            27,595,007            27,996,885             28,131,429
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $         22,926,572   $        27,595,007    $        27,996,885
                                                         ====================   ===================    ===================

                                                                     BHFTII BAILLIE GIFFORD INTERNATIONAL STOCK
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                  2016
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            198,663   $            201,139   $           257,489
   Net realized gains (losses).........................               319,558                253,676              (72,904)
   Change in unrealized gains (losses) on investments..           (5,105,091)              6,708,905               858,474
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (4,586,870)              7,163,720             1,043,059
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,268,670              1,366,422             1,465,238
   Net transfers (including fixed account).............               264,964              (615,345)             (278,947)
   Policy charges......................................             (992,355)            (1,003,395)             (956,088)
   Transfers for policy benefits and terminations......           (1,243,271)            (1,423,704)           (1,279,126)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (701,992)            (1,676,022)           (1,048,923)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............           (5,288,862)              5,487,698               (5,864)
NET ASSETS:
   Beginning of year...................................            26,939,614             21,451,916            21,457,780
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $         21,650,752   $         26,939,614   $        21,451,916
                                                         ====================   ====================   ===================

                                                                            BHFTII BLACKROCK BOND INCOME
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          4,176,459   $          4,001,870   $          4,216,332
   Net realized gains (losses).........................             (274,207)              (217,470)               (99,177)
   Change in unrealized gains (losses) on investments..           (4,774,612)              1,497,311               (37,010)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (872,360)              5,281,711              4,080,145
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,902,318              4,325,522              4,626,451
   Net transfers (including fixed account).............               199,584            (2,559,519)              (240,995)
   Policy charges......................................           (3,814,338)            (4,082,850)            (4,466,664)
   Transfers for policy benefits and terminations......           (3,352,945)            (5,106,171)            (5,426,268)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,065,381)            (7,423,018)            (5,507,476)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (3,937,741)            (2,141,307)            (1,427,331)
NET ASSETS:
   Beginning of year...................................           137,938,646            140,079,953            141,507,284
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        134,000,905   $        137,938,646   $        140,079,953
                                                         ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                        BHFTII BLACKROCK CAPITAL APPRECIATION
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (945,713)   $          (838,841)   $          (916,597)
   Net realized gains (losses).........................            35,163,623              9,836,045             18,675,024
   Change in unrealized gains (losses) on investments..          (29,345,103)             42,460,992           (18,964,285)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             4,872,807             51,458,196            (1,205,858)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             6,994,639              7,489,941              8,103,309
   Net transfers (including fixed account).............             (933,406)            (1,481,043)            (1,179,307)
   Policy charges......................................           (8,176,669)            (7,658,171)            (7,619,860)
   Transfers for policy benefits and terminations......          (11,712,077)           (11,689,854)           (11,643,226)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (13,827,513)           (13,339,127)           (12,339,084)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (8,954,706)             38,119,069           (13,544,942)
NET ASSETS:
   Beginning of year...................................           198,119,321            160,000,252            173,545,194
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $        189,164,615   $        198,119,321   $        160,000,252
                                                         ====================   ====================   ====================

                                                                       BHFTII BLACKROCK ULTRA-SHORT TERM BOND
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            225,645   $           (16,595)   $          (141,963)
   Net realized gains (losses).........................                80,588                 66,482                  9,092
   Change in unrealized gains (losses) on investments..               194,207                147,931                112,215
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................               500,440                197,818               (20,656)
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,785,534              4,397,526              4,444,824
   Net transfers (including fixed account).............             (156,494)              1,970,520              5,829,786
   Policy charges......................................           (3,825,576)            (4,177,305)            (4,283,475)
   Transfers for policy benefits and terminations......           (3,368,902)            (6,798,075)            (7,123,367)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (3,565,438)            (4,607,334)            (1,132,232)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (3,064,998)            (4,409,516)            (1,152,888)
NET ASSETS:
   Beginning of year...................................            37,461,051             41,870,567             43,023,455
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         34,396,053   $         37,461,051   $         41,870,567
                                                         ====================   ====================   ====================

                                                                       BHFTII BRIGHTHOUSE ASSET ALLOCATION 20
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            112,678   $            128,416   $            302,176
   Net realized gains (losses).........................              (11,352)                 63,441                 98,647
   Change in unrealized gains (losses) on investments..             (253,825)                243,945                 28,903
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (152,499)                435,802                429,726
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               202,626                294,096                289,036
   Net transfers (including fixed account).............               165,351                261,582              (134,405)
   Policy charges......................................             (415,901)              (413,231)              (462,688)
   Transfers for policy benefits and terminations......           (1,275,524)              (796,536)            (3,492,624)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,323,448)              (654,089)            (3,800,681)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............           (1,475,947)              (218,287)            (3,370,955)
NET ASSETS:
   Beginning of year...................................             6,433,767              6,652,054             10,023,009
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $          4,957,820   $          6,433,767   $          6,652,054
                                                         ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 40
                                                                                      SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                  2018                   2017                    2016
                                                         ---------------------   --------------------    --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $             161,169   $            158,107    $            432,326
   Net realized gains (losses).........................                264,937                340,825                 750,748
   Change in unrealized gains (losses) on investments..              (809,161)                450,295               (491,571)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from operations................................              (383,055)                949,227                 691,503
                                                         ---------------------   --------------------    --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........                380,103                431,065                 532,758
   Net transfers (including fixed account).............                 60,466            (1,884,332)             (1,244,483)
   Policy charges......................................              (489,440)              (537,950)               (642,684)
   Transfers for policy benefits and terminations......              (359,925)              (592,788)             (1,280,861)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................              (408,796)            (2,584,005)             (2,635,270)
                                                         ---------------------   --------------------    --------------------
     Net increase (decrease) in net assets.............              (791,851)            (1,634,778)             (1,943,767)
NET ASSETS:
   Beginning of year...................................              8,819,135             10,453,913              12,397,680
                                                         ---------------------   --------------------    --------------------
   End of year.........................................  $           8,027,284   $          8,819,135    $         10,453,913
                                                         =====================   ====================    ====================

                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 60
                                                                                      SUB-ACCOUNT
                                                         --------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------    --------------------   ---------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            726,254    $            786,582   $           1,431,218
   Net realized gains (losses).........................             2,432,969               2,337,351               4,401,297
   Change in unrealized gains (losses) on investments..           (6,037,605)               3,525,012             (2,671,803)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (2,878,382)               6,648,945               3,160,712
                                                         --------------------    --------------------   ---------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             1,778,978               2,179,739               2,259,572
   Net transfers (including fixed account).............             1,266,588                  96,103               1,002,293
   Policy charges......................................           (1,971,459)             (2,120,950)             (2,230,314)
   Transfers for policy benefits and terminations......           (5,221,781)             (3,680,422)             (4,242,307)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (4,147,674)             (3,525,530)             (3,210,756)
                                                         --------------------    --------------------   ---------------------
     Net increase (decrease) in net assets.............           (7,026,056)               3,123,415                (50,044)
NET ASSETS:
   Beginning of year...................................            50,764,816              47,641,401              47,691,445
                                                         --------------------    --------------------   ---------------------
   End of year.........................................  $         43,738,760    $         50,764,816   $          47,641,401
                                                         ====================    ====================   =====================

                                                                        BHFTII BRIGHTHOUSE ASSET ALLOCATION 80
                                                                                      SUB-ACCOUNT
                                                         -------------------------------------------------------------------
                                                                 2018                    2017                   2016
                                                         --------------------   ---------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            823,335   $             944,402   $          1,753,333
   Net realized gains (losses).........................             3,540,802               4,588,460              7,695,232
   Change in unrealized gains (losses) on investments..           (9,546,405)               5,496,675            (4,769,332)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (5,182,268)              11,029,537              4,679,233
                                                         --------------------   ---------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             2,934,998               3,185,461              3,566,721
   Net transfers (including fixed account).............             (260,062)             (2,110,963)              (349,239)
   Policy charges......................................           (2,021,926)             (2,263,210)            (2,551,073)
   Transfers for policy benefits and terminations......           (2,611,055)             (4,967,049)            (4,905,189)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (1,958,045)             (6,155,761)            (4,238,780)
                                                         --------------------   ---------------------   --------------------
     Net increase (decrease) in net assets.............           (7,140,313)               4,873,776                440,453
NET ASSETS:
   Beginning of year...................................            65,455,770              60,581,994             60,141,541
                                                         --------------------   ---------------------   --------------------
   End of year.........................................  $         58,315,457   $          65,455,770   $         60,581,994
                                                         ====================   =====================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                      BHFTII BRIGHTHOUSE/ARTISAN MID CAP VALUE
                                                                                     SUB-ACCOUNT
                                                         ------------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            205,687   $            292,028   $            667,772
   Net realized gains (losses).........................             6,977,386              1,662,479             11,522,920
   Change in unrealized gains (losses) on investments..          (21,694,183)             10,919,639              8,674,984
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (14,511,110)             12,874,146             20,865,676
                                                         --------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             4,478,171              4,909,910              5,398,226
   Net transfers (including fixed account).............             (956,614)            (1,844,710)            (1,895,875)
   Policy charges......................................           (4,075,029)            (4,244,922)            (4,281,611)
   Transfers for policy benefits and terminations......           (5,686,614)            (9,367,713)            (6,246,121)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (6,240,086)           (10,547,435)            (7,025,381)
                                                         --------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (20,751,196)              2,326,711             13,840,295
NET ASSETS:
   Beginning of year...................................           113,148,119            110,821,408             96,981,113
                                                         --------------------   --------------------   --------------------
   End of year.........................................  $         92,396,923   $        113,148,119   $        110,821,408
                                                         ====================   ====================   ====================

                                                                       BHFTII BRIGHTHOUSE/WELLINGTON BALANCED
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                   2016
                                                         --------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            123,746   $            127,309   $           149,898
   Net realized gains (losses).........................               712,620                264,597               292,790
   Change in unrealized gains (losses) on investments..           (1,253,337)                672,197              (41,629)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from operations................................             (416,971)              1,064,103               401,059
                                                         --------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               311,423                283,173               243,195
   Net transfers (including fixed account).............             1,231,146              1,232,313               641,907
   Policy charges......................................             (320,204)              (291,250)             (260,624)
   Transfers for policy benefits and terminations......             (180,950)              (721,788)             (381,596)
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             1,041,415                502,448               242,882
                                                         --------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............               624,444              1,566,551               643,941
NET ASSETS:
   Beginning of year...................................             8,334,808              6,768,257             6,124,316
                                                         --------------------   --------------------   -------------------
   End of year.........................................  $          8,959,252   $          8,334,808   $         6,768,257
                                                         ====================   ====================   ===================

                                                              BHFTII BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------    -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         3,455,850    $         2,862,596    $         2,909,999
   Net realized gains (losses).........................           17,238,823             11,907,427             12,030,256
   Change in unrealized gains (losses) on investments..         (21,535,321)             29,933,330              1,900,347
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (840,648)             44,703,353             16,840,602
                                                         -------------------    -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           10,092,247             11,017,314             12,047,259
   Net transfers (including fixed account).............          (2,880,232)            (3,992,915)            (4,192,428)
   Policy charges......................................         (10,424,276)           (10,628,830)           (11,350,943)
   Transfers for policy benefits and terminations......         (16,069,040)           (19,078,386)           (18,463,422)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................         (19,281,301)           (22,682,817)           (21,959,534)
                                                         -------------------    -------------------    -------------------
     Net increase (decrease) in net assets.............         (20,121,949)             22,020,536            (5,118,932)
NET ASSETS:
   Beginning of year...................................          274,249,693            252,229,157            257,348,089
                                                         -------------------    -------------------    -------------------
   End of year.........................................  $       254,127,744    $       274,249,693    $       252,229,157
                                                         ===================    ===================    ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                          BHFTII FRONTIER MID CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         -------------------    -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (15,503)    $          (14,985)   $          (14,337)
   Net realized gains (losses).........................              543,060                220,346               509,325
   Change in unrealized gains (losses) on investments..            (744,552)                680,907             (312,138)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (216,995)                886,268               182,850
                                                         -------------------    -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              150,963                182,671               214,332
   Net transfers (including fixed account).............             (38,367)              (149,839)             (388,604)
   Policy charges......................................            (145,205)              (151,304)             (164,534)
   Transfers for policy benefits and terminations......            (279,737)              (362,717)             (404,941)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (312,346)              (481,189)             (743,747)
                                                         -------------------    -------------------   -------------------
     Net increase (decrease) in net assets.............            (529,341)                405,079             (560,897)
NET ASSETS:
   Beginning of year...................................            4,135,702              3,730,623             4,291,520
                                                         -------------------    -------------------   -------------------
   End of year.........................................  $         3,606,361    $         4,135,702   $         3,730,623
                                                         ===================    ===================   ===================

                                                                              BHFTII JENNISON GROWTH
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2018                   2017                  2016
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           (3,422)   $           (8,726)   $          (11,384)
   Net realized gains (losses).........................            2,793,687             1,284,082             1,757,364
   Change in unrealized gains (losses) on investments..          (2,841,957)             3,102,626           (1,802,514)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................             (51,692)             4,377,982              (56,534)
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              425,898               455,985               530,300
   Net transfers (including fixed account).............            1,035,111             (842,827)              (55,539)
   Policy charges......................................            (505,384)             (465,726)             (485,570)
   Transfers for policy benefits and terminations......          (1,057,723)             (967,333)             (745,105)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (102,098)           (1,819,901)             (755,914)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............            (153,790)             2,558,081             (812,448)
NET ASSETS:
   Beginning of year...................................           15,693,486            13,135,405            13,947,853
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        15,539,696   $        15,693,486   $        13,135,405
                                                         ===================   ===================   ===================

                                                                       BHFTII LOOMIS SAYLES SMALL CAP CORE
                                                                                   SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                2018                  2017                   2016
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         (780,851)   $         (358,249)   $         (283,948)
   Net realized gains (losses).........................           17,739,777            12,541,806            13,377,144
   Change in unrealized gains (losses) on investments..         (32,819,823)             7,715,886            10,188,731
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................         (15,860,897)            19,899,443            23,281,927
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            4,244,937             4,606,131             5,015,247
   Net transfers (including fixed account).............          (1,883,160)           (4,960,644)           (1,776,033)
   Policy charges......................................          (5,015,394)           (5,137,896)           (5,264,668)
   Transfers for policy benefits and terminations......          (8,214,308)           (9,454,890)           (9,243,487)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (10,867,925)          (14,947,299)          (11,268,941)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (26,728,822)             4,952,144            12,012,986
NET ASSETS:
   Beginning of year...................................          151,175,342           146,223,198           134,210,212
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $       124,446,520   $       151,175,342   $       146,223,198
                                                         ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                       BHFTII LOOMIS SAYLES SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2018                   2017                  2016
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (35,160)   $           (31,732)   $          (28,707)
   Net realized gains (losses).........................            1,824,619                708,108               949,748
   Change in unrealized gains (losses) on investments..          (1,690,026)              1,644,037             (468,063)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................               99,433              2,320,413               452,978
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              321,752                378,669               440,544
   Net transfers (including fixed account).............            (534,416)                657,312             (255,707)
   Policy charges......................................            (316,244)              (320,892)             (322,215)
   Transfers for policy benefits and terminations......            (648,757)              (692,507)             (804,053)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,177,665)                 22,582             (941,431)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (1,078,232)              2,342,995             (488,453)
NET ASSETS:
   Beginning of year...................................           10,465,659              8,122,664             8,611,117
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $         9,387,427   $         10,465,659   $         8,122,664
                                                         ===================   ====================   ===================

                                                                        BHFTII METLIFE AGGREGATE BOND INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2018                   2017                  2016
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         4,367,757   $          4,236,538   $         4,086,000
   Net realized gains (losses).........................            (159,700)               (33,652)                24,674
   Change in unrealized gains (losses) on investments..          (4,563,850)                497,586             (783,672)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................            (355,793)              4,700,472             3,327,002
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,061,379              1,196,401             1,305,177
   Net transfers (including fixed account).............            1,552,277            (1,050,432)             2,846,528
   Policy charges......................................          (2,198,122)            (2,266,799)           (2,368,667)
   Transfers for policy benefits and terminations......          (1,480,789)            (1,445,533)           (1,581,869)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (1,065,255)            (3,566,363)               201,169
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (1,421,048)              1,134,109             3,528,171
NET ASSETS:
   Beginning of year...................................          148,922,894            147,788,785           144,260,614
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $       147,501,846   $        148,922,894   $       147,788,785
                                                         ===================   ====================   ===================

                                                                        BHFTII METLIFE MID CAP STOCK INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------   --------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           230,946   $            265,695   $           213,627
   Net realized gains (losses).........................            2,954,987              2,378,787             2,289,386
   Change in unrealized gains (losses) on investments..          (6,030,450)              1,158,170             1,889,340
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (2,844,517)              3,802,652             4,392,353
                                                         -------------------   --------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              802,674                867,714               934,167
   Net transfers (including fixed account).............            (709,931)              (523,505)               118,281
   Policy charges......................................            (905,476)              (909,283)             (894,511)
   Transfers for policy benefits and terminations......          (1,702,186)            (1,466,809)           (1,617,123)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (2,514,919)            (2,031,883)           (1,459,186)
                                                         -------------------   --------------------   -------------------
     Net increase (decrease) in net assets.............          (5,359,436)              1,770,769             2,933,167
NET ASSETS:
   Beginning of year...................................           27,581,989             25,811,220            22,878,053
                                                         -------------------   --------------------   -------------------
   End of year.........................................  $        22,222,553   $         27,581,989   $        25,811,220
                                                         ===================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                         BHFTII METLIFE MSCI EAFE(R) INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2018                   2017                  2016
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           338,658   $           306,869   $            255,437
   Net realized gains (losses).........................              196,849               148,622               (80,160)
   Change in unrealized gains (losses) on investments..          (2,417,557)             2,366,658               (75,944)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (1,882,050)             2,822,149                 99,333
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              512,058               519,389                635,310
   Net transfers (including fixed account).............              337,239             1,018,618              (163,923)
   Policy charges......................................            (430,812)             (461,060)              (442,050)
   Transfers for policy benefits and terminations......          (1,010,192)           (1,035,506)              (685,262)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            (591,707)                41,441              (655,925)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............          (2,473,757)             2,863,590              (556,592)
NET ASSETS:
   Beginning of year...................................           13,935,761            11,072,171             11,628,763
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $        11,462,004   $        13,935,761   $         11,072,171
                                                         ===================   ===================   ====================

                                                                        BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                  2016
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            195,128   $           206,739   $            219,439
   Net realized gains (losses).........................             2,468,374             2,156,977              1,709,886
   Change in unrealized gains (losses) on investments..           (5,452,268)               977,215              2,467,895
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................           (2,788,766)             3,340,931              4,397,220
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               878,089               876,237                997,329
   Net transfers (including fixed account).............               476,751             (960,059)                 92,123
   Policy charges......................................             (898,384)             (891,704)              (860,533)
   Transfers for policy benefits and terminations......           (1,572,458)           (1,651,154)            (1,173,331)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................           (1,116,002)           (2,626,680)              (944,412)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............           (3,904,768)               714,251              3,452,808
NET ASSETS:
   Beginning of year...................................            26,045,769            25,331,518             21,878,710
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $         22,141,001   $        26,045,769   $         25,331,518
                                                         ====================   ===================   ====================

                                                                            BHFTII METLIFE STOCK INDEX
                                                                                    SUB-ACCOUNT
                                                         ----------------------------------------------------------------
                                                                2018                   2017                  2016
                                                         -------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,472,157   $         2,319,895   $          2,477,208
   Net realized gains (losses).........................           16,576,419            12,110,031             11,364,779
   Change in unrealized gains (losses) on investments..         (28,060,726)            21,002,045              4,248,818
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (9,012,150)            35,431,971             18,090,805
                                                         -------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            6,125,640             6,477,524              7,114,680
   Net transfers (including fixed account).............              703,984           (2,194,313)            (1,432,556)
   Policy charges......................................          (8,390,417)           (8,245,609)            (8,246,436)
   Transfers for policy benefits and terminations......         (11,772,959)          (12,465,687)            (9,631,621)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (13,333,752)          (16,428,085)           (12,195,933)
                                                         -------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............         (22,345,902)            19,003,886              5,894,872
NET ASSETS:
   Beginning of year...................................          196,390,554           177,386,668            171,491,796
                                                         -------------------   -------------------   --------------------
   End of year.........................................  $       174,044,652   $       196,390,554   $        177,386,668
                                                         ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                            BHFTII MFS(R) TOTAL RETURN
                                                                                    SUB-ACCOUNT
                                                         ---------------------------------------------------------------
                                                                 2018                  2017                  2016
                                                         -------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         1,542,255   $         1,748,034   $         2,018,294
   Net realized gains (losses).........................            6,099,009             5,487,807             5,163,500
   Change in unrealized gains (losses) on investments..         (12,627,518)             2,356,643             (269,570)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (4,986,254)             9,592,484             6,912,224
                                                         -------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,287,344             3,463,785             3,768,351
   Net transfers (including fixed account).............               68,650               329,045           (1,712,132)
   Policy charges......................................          (3,594,854)           (3,647,989)           (3,760,979)
   Transfers for policy benefits and terminations......          (5,216,142)           (4,293,058)           (6,200,916)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................          (5,455,002)           (4,148,217)           (7,905,676)
                                                         -------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (10,441,256)             5,444,267             (993,452)
NET ASSETS:
   Beginning of year...................................           87,852,471            82,408,204            83,401,656
                                                         -------------------   -------------------   -------------------
   End of year.........................................  $        77,411,215   $        87,852,471   $        82,408,204
                                                         ===================   ===================   ===================

                                                                               BHFTII MFS(R) VALUE
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2018                  2017                  2016
                                                         -------------------   -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $           907,137   $         1,184,430   $        1,280,506
   Net realized gains (losses).........................            5,930,562             5,313,713            6,646,432
   Change in unrealized gains (losses) on investments..         (15,723,215)             5,965,591            1,578,916
                                                         -------------------   -------------------   ------------------
     Net increase (decrease) in net assets resulting
       from operations.................................          (8,885,516)            12,463,734            9,505,854
                                                         -------------------   -------------------   ------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            3,229,050             3,131,176            3,447,044
   Net transfers (including fixed account).............           12,093,979             (983,803)              640,829
   Policy charges......................................          (3,366,103)           (3,111,781)          (3,278,145)
   Transfers for policy benefits and terminations......          (4,973,401)           (7,872,867)          (4,328,910)
                                                         -------------------   -------------------   ------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................            6,983,525           (8,837,275)          (3,519,182)
                                                         -------------------   -------------------   ------------------
     Net increase (decrease) in net assets.............          (1,901,991)             3,626,459            5,986,672
NET ASSETS:
   Beginning of year...................................           80,820,972            77,194,513           71,207,841
                                                         -------------------   -------------------   ------------------
   End of year.........................................  $        78,918,981   $        80,820,972   $       77,194,513
                                                         ===================   ===================   ==================

                                                                         BHFTII NEUBERGER BERMAN GENESIS
                                                                                   SUB-ACCOUNT
                                                         --------------------------------------------------------------
                                                                2018                  2017                  2016
                                                         ------------------   -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (5,447)   $            26,499   $            53,897
   Net realized gains (losses).........................           8,034,451             5,674,896               814,366
   Change in unrealized gains (losses) on investments..        (11,533,228)             1,961,395             7,403,119
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from operations.................................         (3,504,224)             7,662,790             8,271,382
                                                         ------------------   -------------------   -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........           2,276,121             2,532,225             2,869,202
   Net transfers (including fixed account).............           (845,067)             (455,266)             (493,292)
   Policy charges......................................         (2,123,321)           (2,222,940)           (2,252,111)
   Transfers for policy benefits and terminations......         (3,537,927)           (4,133,040)           (3,495,598)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets resulting
       from policy transactions........................         (4,230,194)           (4,279,021)           (3,371,799)
                                                         ------------------   -------------------   -------------------
     Net increase (decrease) in net assets.............         (7,734,418)             3,383,769             4,899,583
NET ASSETS:
   Beginning of year...................................          55,806,875            52,423,106            47,523,523
                                                         ------------------   -------------------   -------------------
   End of year.........................................  $       48,072,457   $        55,806,875   $        52,423,106
                                                         ==================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                       BHFTII T. ROWE PRICE LARGE CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            20,206   $           (24,115)   $           (84,250)
   Net realized gains (losses).........................            7,214,636              2,554,414              3,473,324
   Change in unrealized gains (losses) on investments..          (7,499,081)              6,307,765            (3,089,136)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (264,239)              8,838,064                299,938
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              936,031              1,040,953              1,181,585
   Net transfers (including fixed account).............              274,134              1,967,995               (15,225)
   Policy charges......................................          (1,173,608)            (1,090,850)            (1,011,886)
   Transfers for policy benefits and terminations......          (2,277,918)            (2,265,375)            (1,564,876)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (2,241,361)              (347,277)            (1,410,402)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (2,505,600)              8,490,787            (1,110,464)
NET ASSETS:
   Beginning of year...................................           35,203,993             26,713,206             27,823,670
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        32,698,393   $         35,203,993   $         26,713,206
                                                         ===================   ====================   ====================

                                                                       BHFTII T. ROWE PRICE SMALL CAP GROWTH
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                2018                   2017                   2016
                                                         -------------------   --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          (35,046)   $            (2,694)   $           (14,027)
   Net realized gains (losses).........................            1,651,411              1,053,346              1,827,877
   Change in unrealized gains (losses) on investments..          (2,540,896)              1,738,103              (490,963)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................            (924,531)              2,788,755              1,322,887
                                                         -------------------   --------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........              372,956                404,680                390,648
   Net transfers (including fixed account).............               18,251              1,380,060                (9,996)
   Policy charges......................................            (515,297)              (472,945)              (427,583)
   Transfers for policy benefits and terminations......            (810,237)              (823,487)            (1,937,552)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................            (934,327)                488,308            (1,984,483)
                                                         -------------------   --------------------   --------------------
     Net increase (decrease) in net assets.............          (1,858,858)              3,277,063              (661,596)
NET ASSETS:
   Beginning of year...................................           15,203,485             11,926,422             12,588,018
                                                         -------------------   --------------------   --------------------
   End of year.........................................  $        13,344,627   $         15,203,485   $         11,926,422
                                                         ===================   ====================   ====================

                                                           BHFTII WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         -------------------    -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $         2,445,789    $         1,868,744   $            698,200
   Net realized gains (losses).........................              100,936                357,473                133,070
   Change in unrealized gains (losses) on investments..          (4,616,099)              1,718,246              2,121,992
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................          (2,069,374)              3,944,463              2,953,262
                                                         -------------------    -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........            1,962,725              2,220,583              2,294,370
   Net transfers (including fixed account).............            (846,489)            (1,435,273)             35,550,228
   Policy charges......................................          (1,850,078)            (1,994,604)            (1,746,853)
   Transfers for policy benefits and terminations......          (3,308,007)            (3,052,863)            (4,108,733)
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................          (4,041,849)            (4,262,157)             31,989,012
                                                         -------------------    -------------------   --------------------
     Net increase (decrease) in net assets.............          (6,111,223)              (317,694)             34,942,274
NET ASSETS:
   Beginning of year...................................           51,856,476             52,174,170             17,231,896
                                                         -------------------    -------------------   --------------------
   End of year.........................................  $        45,745,253    $        51,856,476   $         52,174,170
                                                         ===================    ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                    OF NEW ENGLAND LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
            FOR THE YEARS ENDED DECEMBER 31, 2018, 2017 AND 2016


                                                                   BHFTII WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
                                                                                     SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                   2017                  2016
                                                         --------------------   -------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $            147,882   $           171,471    $           169,339
   Net realized gains (losses).........................              (60,622)              (31,836)                (6,136)
   Change in unrealized gains (losses) on investments..              (41,151)              (22,813)               (99,424)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from operations................................                46,109               116,822                 63,779
                                                         --------------------   -------------------    -------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........               336,884               352,909                366,742
   Net transfers (including fixed account).............               675,187               571,311              1,491,838
   Policy charges......................................             (295,211)             (290,761)              (309,472)
   Transfers for policy benefits and terminations......             (834,421)             (973,465)              (773,772)
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................             (117,561)             (340,006)                775,336
                                                         --------------------   -------------------    -------------------
     Net increase (decrease) in net assets.............              (71,452)             (223,184)                839,115
NET ASSETS:
   Beginning of year...................................             7,500,641             7,723,825              6,884,710
                                                         --------------------   -------------------    -------------------
   End of year.........................................  $          7,429,189   $         7,500,641    $         7,723,825
                                                         ====================   ===================    ===================

                                                                           FIDELITY(R) VIP EQUITY-INCOME
                                                                                    SUB-ACCOUNT
                                                         -----------------------------------------------------------------
                                                                 2018                  2017                   2016
                                                         --------------------   -------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)........................  $          1,897,979   $         1,300,966   $          1,813,273
   Net realized gains (losses).........................             5,554,453             2,676,856              5,949,530
   Change in unrealized gains (losses) on investments..          (17,177,039)             9,137,284              8,977,403
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from operations................................           (9,724,607)            13,115,106             16,740,206
                                                         --------------------   -------------------   --------------------
POLICY TRANSACTIONS:
   Premium payments received from policy owners........             3,969,605             4,206,256              4,644,242
   Net transfers (including fixed account).............             (665,989)             (315,610)              (735,717)
   Policy charges......................................           (4,242,309)           (4,377,796)            (4,445,156)
   Transfers for policy benefits and terminations......           (6,422,849)           (6,584,885)            (6,228,082)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets resulting
        from policy transactions.......................           (7,361,542)           (7,072,035)            (6,764,713)
                                                         --------------------   -------------------   --------------------
     Net increase (decrease) in net assets.............          (17,086,149)             6,043,071              9,975,493
NET ASSETS:
   Beginning of year...................................           117,123,029           111,079,958            101,104,465
                                                         --------------------   -------------------   --------------------
   End of year.........................................  $        100,036,880   $       117,123,029   $        111,079,958
                                                         ====================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

           NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


New England Variable Life Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company (the "Company"), was established by the Company's Board of Directors on January 31, 1983 to support the Company's operations with respect to certain variable life insurance policies (the "Policies"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Massachusetts Division of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding fund or portfolio (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series(R) ("American Funds(R)")
Brighthouse Funds Trust I ("BHFTI")*
Brighthouse Funds Trust II ("BHFTII")*
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")

*See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS
Premium payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the policy owner. The following Sub-Accounts had net assets as of December 31, 2018:

American Funds(R) Bond Sub-Account                        BHFTI T. Rowe Price Mid Cap Growth Sub-Account
American Funds(R) Global Small Capitalization             BHFTI Victory Sycamore Mid Cap Value Sub-Account
   Sub-Account                                            BHFTII Baillie Gifford International Stock Sub-Account
American Funds(R) Growth Sub-Account                      BHFTII BlackRock Bond Income Sub-Account
American Funds(R) Growth-Income Sub-Account               BHFTII BlackRock Capital Appreciation Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account        BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Wellington Large Cap Research             Sub-Account
   Sub-Account                                            BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Clarion Global Real Estate Sub-Account              BHFTII Brighthouse Asset Allocation 40 Sub-Account
BHFTI ClearBridge Aggressive Growth Sub-Account           BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Harris Oakmark International Sub-Account            BHFTII Brighthouse Asset Allocation 80 Sub-Account
BHFTI Invesco Small Cap Growth Sub-Account                BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI MFS(R) Research International Sub-Account             Sub-Account
BHFTI Morgan Stanley Mid Cap Growth Sub-Account           BHFTII Brighthouse/Wellington Balanced Sub-Account
BHFTI Oppenheimer Global Equity Sub-Account               BHFTII Brighthouse/Wellington Core Equity
BHFTI PIMCO Inflation Protected Bond Sub-Account            Opportunities Sub-Account
BHFTI PIMCO Total Return Sub-Account                      BHFTII Frontier Mid Cap Growth Sub-Account
BHFTI SSGA Growth and Income ETF Sub-Account              BHFTII Jennison Growth Sub-Account
BHFTI SSGA Growth ETF Sub-Account                         BHFTII Loomis Sayles Small Cap Core Sub-Account

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Loomis Sayles Small Cap Growth Sub-Account     BHFTII Neuberger Berman Genesis Sub-Account
BHFTII MetLife Aggregate Bond Index Sub-Account       BHFTII T. Rowe Price Large Cap Growth Sub-Account
BHFTII MetLife Mid Cap Stock Index Sub-Account        BHFTII T. Rowe Price Small Cap Growth Sub-Account
BHFTII MetLife MSCI EAFE(R) Index Sub-Account         BHFTII Western Asset Management Strategic Bond
BHFTII MetLife Russell 2000(R) Index Sub-Account        Opportunities Sub-Account
BHFTII MetLife Stock Index Sub-Account                BHFTII Western Asset Management U.S. Government
BHFTII MFS(R) Total Return Sub-Account                  Sub-Account
BHFTII MFS(R) Value Sub-Account                       Fidelity(R) VIP Equity-Income Sub-Account

3.  PORTFOLIO CHANGES
The following Sub-Account ceased operations during the year ended December 31, 2018:

BHFTII MFS(R) Value II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

MERGER:

Former Name                                           New Name

BHFTII MFS(R) Value II Portfolio                      BHFTII MFS(R) Value Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
A Sub-Account's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain Policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Sub-Accounts and are credited as policy owner cash value.


NET TRANSFERS
Assets transferred by the policy owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


Each Sub-Account calculates a daily performance measure called a "unit value," which reflects changes in the net asset value per share of the underlying assets of the fund or portfolio including daily charges against the Sub-Account for mortality and expense risk charges, where applicable, and any dividend or capital gain distributions from the fund or portfolio.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated.

      The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      The table below represents the range of effective annual rates for the charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


For some Policies, a Mortality and Expense Risk charge ranging from 0.10% to 0.90% and an Administrative charge ranging from 0.10% to 0.35% is assessed on a monthly basis through the reduction in policy owner cash values. Other policy charges that are assessed through the reduction in policy owner cash values generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria. Policy administrative charges range from $.02 to $.35 for every $1,000 of the policy face amount and are assessed per policy per month. Policy fees range from $5 to $58.41 and are assessed monthly depending on the policy and the policy year.

In addition, the Policies impose a surrender charge if the policy is partially or fully surrendered within the specified surrender charge period that ranges from 0% to 90% of the policy's target premium. Certain Policies have an additional surrender charge that ranges from $0 to $5 per $1,000 of policy face amount. Most Policies offer optional benefits that can be added to the policy by rider. The charge for riders that provide life insurance benefits can range from $0 to $500 per $1,000 of coverage and the charge for riders providing benefits in the event of disability can range from $.86 to $67.77 per $100 of the benefit provided. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts for the years ended December 31, 2018, 2017, and 2016.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                AS OF
                                             DECEMBER 31
                                      -----------------------

                                        SHARES     COST ($)
                                      ----------  -----------
                                         2018        2018
                                      ----------  -----------
     American Funds(R) Bond
       Sub-Account..................     917,193    9,882,082
     American Funds(R) Global Small
       Capitalization Sub-Account...   2,298,519   47,784,656
     American Funds(R) Growth
       Sub-Account..................   2,911,779  177,416,648
     American Funds(R) Growth-
       Income Sub-Account...........   2,933,454  117,902,572
     BHFTI Brighthouse Asset
       Allocation 100 Sub-Account...  37,561,944  433,445,196
     BHFTI Brighthouse/Wellington
       Large Cap Research
       Sub-Account..................     340,412    4,113,120
     BHFTI Clarion Global
       Real Estate Sub-Account......   1,519,029   18,992,378
     BHFTI ClearBridge Aggressive
       Growth Sub-Account...........   1,904,436   23,957,097
     BHFTI Harris Oakmark
       International Sub-Account....   3,303,166   48,464,655
     BHFTI Invesco Small Cap
       Growth Sub-Account...........     472,421    7,086,268
     BHFTI MFS(R) Research
       International Sub-Account....   6,684,263   79,460,966
     BHFTI Morgan Stanley Mid Cap
       Growth Sub-Account...........   1,189,403   16,391,423
     BHFTI Oppenheimer Global
       Equity Sub-Account...........     468,408    8,992,162
     BHFTI PIMCO Inflation
       Protected Bond Sub-Account...     968,713   10,268,398
     BHFTI PIMCO Total Return
       Sub-Account..................   4,425,090   52,434,865
     BHFTI SSGA Growth and
       Income ETF Sub-Account.......     661,994    7,629,844
     BHFTI SSGA Growth ETF
       Sub-Account..................     835,042    9,716,040
     BHFTI T. Rowe Price Mid Cap
       Growth Sub-Account...........   3,616,774   36,585,031
     BHFTI Victory Sycamore
       Mid Cap Value Sub-Account....   1,482,981   26,121,961
     BHFTII Baillie Gifford
       International Stock
       Sub-Account..................   1,964,610   20,708,492
     BHFTII BlackRock Bond
       Income Sub-Account...........   1,301,740  141,955,283
     BHFTII BlackRock Capital
       Appreciation Sub-Account.....   4,871,593  131,355,836
     BHFTII BlackRock Ultra-Short
       Term Bond Sub-Account........     338,594   33,939,931
     BHFTII Brighthouse Asset
       Allocation 20 Sub-Account....     478,991    5,364,388
     BHFTII Brighthouse Asset
       Allocation 40 Sub-Account....     739,839    8,484,120
     BHFTII Brighthouse Asset
       Allocation 60 Sub-Account....   3,870,814   44,878,423
     BHFTII Brighthouse Asset
       Allocation 80 Sub-Account....   4,718,039   56,052,485


                                                           FOR THE YEAR ENDED DECEMBER 31
                                      -----------------------------------------------------------------------
                                                    COST OF                             PROCEEDS
                                                 PURCHASES ($)                       FROM SALES ($)
                                      -----------------------------------  ----------------------------------
                                          2018        2017        2016        2018        2017        2016
                                      -----------  ----------  ----------  ----------  ----------  ----------
     American Funds(R) Bond
       Sub-Account..................    1,310,553   1,072,778   1,357,959   1,273,093   1,333,556   3,056,978
     American Funds(R) Global Small
       Capitalization Sub-Account...    3,551,286   1,549,754  10,958,421   4,904,249   6,700,944   6,155,740
     American Funds(R) Growth
       Sub-Account..................   24,539,348  25,266,332  18,944,831  22,314,668  20,335,799  18,307,336
     American Funds(R) Growth-
       Income Sub-Account...........   13,138,349  12,354,642  16,890,743  10,878,798  15,510,207  12,569,768
     BHFTI Brighthouse Asset
       Allocation 100 Sub-Account...   24,633,174  34,243,596  67,720,405  37,062,084  36,219,388  33,362,098
     BHFTI Brighthouse/Wellington
       Large Cap Research
       Sub-Account..................      841,309     685,303     642,226     405,245     490,265   1,031,781
     BHFTI Clarion Global
       Real Estate Sub-Account......    1,402,643   1,349,613   1,166,220   1,869,222   2,207,626   2,243,582
     BHFTI ClearBridge Aggressive
       Growth Sub-Account...........    2,381,481   2,290,913   1,410,125   4,500,910   5,227,259   4,117,364
     BHFTI Harris Oakmark
       International Sub-Account....    4,060,910   4,441,446   4,515,213   4,913,973   5,528,609   5,234,726
     BHFTI Invesco Small Cap
       Growth Sub-Account...........    1,692,225   1,395,215   1,173,142     618,282     769,356     790,445
     BHFTI MFS(R) Research
       International Sub-Account....    2,292,467   3,569,710   2,285,872   7,699,875   6,458,275   7,215,553
     BHFTI Morgan Stanley Mid Cap
       Growth Sub-Account...........    5,571,376   1,933,795     849,101   2,899,952   3,502,252   2,675,707
     BHFTI Oppenheimer Global
       Equity Sub-Account...........    2,804,690   1,383,871     901,077   1,355,907   1,505,921   1,996,332
     BHFTI PIMCO Inflation
       Protected Bond Sub-Account...    1,151,853   1,561,232     469,289   1,926,637   1,707,199   1,284,477
     BHFTI PIMCO Total Return
       Sub-Account..................    2,505,758   3,680,244   4,047,137   4,423,374   6,893,015   6,491,403
     BHFTI SSGA Growth and
       Income ETF Sub-Account.......      780,454     618,708   1,072,214   1,046,328   1,497,139     683,278
     BHFTI SSGA Growth ETF
       Sub-Account..................    1,062,759   1,276,619   1,141,636   1,263,897     680,366     635,907
     BHFTI T. Rowe Price Mid Cap
       Growth Sub-Account...........    7,239,792   4,825,697   5,871,140   3,609,036   4,314,878   4,288,426
     BHFTI Victory Sycamore
       Mid Cap Value Sub-Account....    5,155,127   1,182,364   1,811,919   2,448,296   3,794,350   4,548,102
     BHFTII Baillie Gifford
       International Stock
       Sub-Account..................    1,236,173     703,672     719,622   1,740,038   2,177,200   1,512,361
     BHFTII BlackRock Bond
       Income Sub-Account...........    6,009,887   5,389,893   5,821,986   4,902,306   8,806,904   7,114,987
     BHFTII BlackRock Capital
       Appreciation Sub-Account.....   29,829,313   4,803,739  15,163,817  16,435,314  14,762,364  13,995,239
     BHFTII BlackRock Ultra-Short
       Term Bond Sub-Account........    4,968,139   9,061,350   9,154,794   8,308,762  13,680,958  10,441,852
     BHFTII Brighthouse Asset
       Allocation 20 Sub-Account....      633,875     769,906     945,254   1,773,367   1,188,378   4,133,972
     BHFTII Brighthouse Asset
       Allocation 40 Sub-Account....      776,709     911,874   1,771,767     770,603   3,076,531   3,174,029
     BHFTII Brighthouse Asset
       Allocation 60 Sub-Account....    5,835,769   5,781,903   7,844,775   7,458,905   6,613,520   5,420,480
     BHFTII Brighthouse Asset
       Allocation 80 Sub-Account....    5,984,507   6,304,356  10,148,712   4,257,514   8,075,766   5,550,349

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                              AS OF
                                           DECEMBER 31
                                     ------------------------

                                       SHARES      COST ($)
                                     ----------  ------------
                                        2018         2018
                                     ----------  ------------
     BHFTII Brighthouse/Artisan
       Mid Cap Value Sub-Account...     436,272    92,446,401
     BHFTII Brighthouse/Wellington
       Balanced Sub-Account........     502,741     9,458,316
     BHFTII Brighthouse/Wellington
       Core Equity Opportunities
       Sub-Account.................   8,467,722   236,572,117
     BHFTII Frontier Mid Cap
       Growth Sub-Account..........     111,137     3,543,210
     BHFTII Jennison Growth
       Sub-Account.................   1,071,667    15,072,516
     BHFTII Loomis Sayles
       Small Cap Core
       Sub-Account.................     533,202   122,258,175
     BHFTII Loomis Sayles
       Small Cap Growth
       Sub-Account.................     711,693     8,873,374
     BHFTII MetLife Aggregate
       Bond Index Sub-Account......  13,981,217   154,055,063
     BHFTII MetLife Mid Cap Stock
       Index Sub-Account...........   1,361,741    21,381,957
     BHFTII MetLife MSCI EAFE(R)
       Index Sub-Account...........     942,584    11,881,180
     BHFTII MetLife Russell 2000(R)
       Index Sub-Account...........   1,221,253    19,557,344
     BHFTII MetLife Stock Index
       Sub-Account.................   3,683,326   128,049,919
     BHFTII MFS(R) Total Return
       Sub-Account.................     505,493    72,431,314
     BHFTII MFS(R) Value
       Sub-Account.................   5,714,435    85,361,200
     BHFTII Neuberger Berman
       Genesis Sub-Account.........   2,590,088    42,712,749
     BHFTII T. Rowe Price
       Large Cap Growth
       Sub-Account.................   1,578,870    32,194,857
     BHFTII T. Rowe Price
       Small Cap Growth
       Sub-Account.................     628,490    12,740,166
     BHFTII Western Asset
       Management Strategic Bond
       Opportunities Sub-Account...   3,607,337    46,658,314
     BHFTII Western Asset
       Management U.S. Government
       Sub-Account.................     646,585     7,665,678
     Fidelity(R) VIP Equity-Income
       Sub-Account.................   4,910,803   107,063,155


                                                           FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------------------------------
                                                    COST OF                             PROCEEDS
                                                 PURCHASES ($)                       FROM SALES ($)
                                     -----------------------------------  ------------------------------------
                                        2018         2017        2016         2018        2017         2016
                                     ----------  -----------  ----------  -----------  ----------  -----------
     BHFTII Brighthouse/Artisan
       Mid Cap Value Sub-Account...   6,901,132    2,341,830  13,045,003    7,126,740  12,590,150    8,228,093
     BHFTII Brighthouse/Wellington
       Balanced Sub-Account........   2,620,466    1,980,281   1,251,827      783,879   1,156,380      568,026
     BHFTII Brighthouse/Wellington
       Core Equity Opportunities
       Sub-Account.................  19,429,812   14,358,592  15,968,342   20,778,973  24,442,458   23,748,392
     BHFTII Frontier Mid Cap
       Growth Sub-Account..........     672,949      500,477     751,435      540,353     900,341    1,029,219
     BHFTII Jennison Growth
       Sub-Account.................   4,013,619    1,918,304   2,765,306    1,657,078   2,764,836    1,776,664
     BHFTII Loomis Sayles
       Small Cap Core
       Sub-Account.................  15,443,731   10,628,672  12,690,682   11,799,579  16,580,743   12,190,462
     BHFTII Loomis Sayles
       Small Cap Growth
       Sub-Account.................   2,028,909    2,139,188   1,136,023    1,831,638   1,693,363    1,201,077
     BHFTII MetLife Aggregate
       Bond Index Sub-Account......   6,605,066    4,891,194   7,246,757    3,301,468   4,221,491    2,969,226
     BHFTII MetLife Mid Cap Stock
       Index Sub-Account...........   3,370,894    3,261,941   3,360,623    3,521,472   3,375,200    2,779,112
     BHFTII MetLife MSCI EAFE(R)
       Index Sub-Account...........   1,526,514    2,482,132     896,993    1,779,360   2,134,388    1,297,366
     BHFTII MetLife Russell 2000(R)
       Index Sub-Account...........   3,273,990    2,739,331   2,658,599    2,420,341   4,172,553    2,094,374
     BHFTII MetLife Stock Index
       Sub-Account.................  16,098,210   11,711,003  11,921,771   16,040,282  20,655,319   14,211,412
     BHFTII MFS(R) Total Return
       Sub-Account.................   7,812,704    7,645,681   6,804,097    6,603,268   5,628,129    9,242,750
     BHFTII MFS(R) Value
       Sub-Account.................  20,021,421    6,962,266   9,777,846    6,597,821   9,981,641    5,443,200
     BHFTII Neuberger Berman
       Genesis Sub-Account.........   7,347,855    4,956,225     744,897    4,826,550   4,892,994    4,064,503
     BHFTII T. Rowe Price
       Large Cap Growth
       Sub-Account.................   7,980,723    5,753,243   5,109,654    3,643,289   4,257,649    3,399,793
     BHFTII T. Rowe Price
       Small Cap Growth
       Sub-Account.................   2,099,395    2,822,651   2,361,111    1,789,396   1,529,846    2,831,542
     BHFTII Western Asset
       Management Strategic Bond
       Opportunities Sub-Account...   3,335,366    3,741,922  38,483,507    4,935,135   6,136,139    5,809,561
     BHFTII Western Asset
       Management U.S. Government
       Sub-Account.................   1,515,429    1,196,734   2,592,734    1,485,290   1,365,123    1,657,254
     Fidelity(R) VIP Equity-Income
       Sub-Account.................   8,262,528    5,254,088   9,438,912    8,521,935   8,699,101    7,814,225

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of total returns and expenses as a percentage of average net assets, excluding expenses for the underlying fund or portfolio, and the investment income ratio to average net assets, for each of the five years ended December 31, 2018. The table shows the ranges of total returns of the Sub-Accounts for all Policies investing in the Separate Account. The total return reflects the appropriate mortality and expense risk charged against the Sub-Account assets, where applicable, for each type of policy. These figures do not reflect charges deducted from the premiums and the cash values of the Policies as such charges will affect the actual cash values and benefits of the Policies.

                                                                     AS OF
                                                                  DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                                --------------   ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                --------------   -------------   ----------------  -----------------
  American Funds(R) Bond                                2018        9,483,768        2.38          0.00 - 0.90       (1.61) - (0.71)
     Sub-Account                                        2017        9,768,443        1.92          0.00 - 0.90           2.74 - 3.66
                                                        2016       10,016,567        1.61          0.00 - 0.90           2.02 - 2.94
                                                        2015       11,585,869        1.83          0.00 - 0.90         (0.62) - 0.27
                                                        2014       10,875,641        1.95          0.00 - 0.90           4.33 - 5.28

  American Funds(R) Global Small Capitalization         2018       48,635,962        0.08          0.00 - 0.90     (11.35) - (10.55)
     Sub-Account                                        2017       58,265,219        0.43          0.00 - 0.90         24.77 - 25.89
                                                        2016       51,052,187        0.24          0.00 - 0.90           1.18 - 2.10
                                                        2015       55,069,238          --          0.00 - 0.90         (0.63) - 0.27
                                                        2014       59,188,074        0.12          0.00 - 0.90           1.21 - 2.12

  American Funds(R) Growth                              2018      202,316,935        0.43          0.00 - 0.90       (1.15) - (0.25)
     Sub-Account                                        2017      222,687,488        0.50          0.00 - 0.90         27.15 - 28.29
                                                        2016      187,207,553        0.77          0.00 - 0.90           8.51 - 9.49
                                                        2015      187,745,899        0.60          0.00 - 0.90           5.90 - 6.86
                                                        2014      188,334,978        0.79          0.00 - 0.90           7.54 - 8.51

  American Funds(R) Growth-Income                       2018      131,712,832        1.39          0.00 - 0.90       (2.67) - (1.79)
     Sub-Account                                        2017      143,362,518        1.39          0.00 - 0.90         21.29 - 22.38
                                                        2016      129,647,875        1.46          0.00 - 0.90         10.52 - 11.52
                                                        2015      127,240,695        1.29          0.00 - 0.90           0.55 - 1.45
                                                        2014      133,081,730        1.29          0.00 - 0.90          9.64 - 10.63

  BHFTI Brighthouse Asset Allocation 100                2018      430,103,756        1.26          0.00 - 0.90      (10.61) - (9.80)
     Sub-Account                                        2017      513,088,995        1.46          0.00 - 0.90         22.11 - 23.21
                                                        2016      448,205,834        2.53          0.00 - 0.90           8.21 - 9.19
                                                        2015      442,283,603        1.54          0.00 - 0.90       (2.55) - (1.67)
                                                        2014      481,267,328        0.93          0.00 - 0.90           4.29 - 5.24

  BHFTI Brighthouse/Wellington Large Cap Research       2018        4,490,717        1.04          0.00 - 0.90       (6.92) - (6.08)
     Sub-Account                                        2017        4,970,918        1.10          0.00 - 0.90         21.09 - 22.18
                                                        2016        4,084,299        2.50          0.00 - 0.90           7.62 - 8.59
                                                        2015        4,512,684        0.96          0.00 - 0.90           3.74 - 4.67
                                                        2014        4,496,280        0.94          0.00 - 0.90         12.85 - 13.87

  BHFTI Clarion Global Real Estate                      2018       16,283,872        6.15          0.00 - 0.90       (9.18) - (8.36)
     Sub-Account                                        2017       19,394,771        3.69          0.00 - 0.90          9.98 - 10.97
                                                        2016       18,971,173        2.35          0.00 - 0.90           0.25 - 1.15
                                                        2015       20,269,235        4.04          0.00 - 0.90       (2.11) - (1.23)
                                                        2014       22,374,829        1.79          0.00 - 0.90         12.66 - 13.67

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                    AS OF
                                                                 DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                               --------------    ---------------------------------------------------
                                                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                     NET            INCOME          LOWEST TO           LOWEST TO
                                                                 ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                               --------------    -------------  ----------------   -----------------
  BHFTI ClearBridge Aggressive Growth                   2018      30,968,116         0.81          0.00 - 0.90       (7.65) - (6.81)
     Sub-Account                                        2017      37,136,218         0.94          0.00 - 0.90         17.64 - 18.70
                                                        2016      34,210,174         0.66          0.00 - 0.90           2.06 - 2.98
                                                        2015      36,201,732         0.43          0.00 - 0.90       (4.67) - (3.81)
                                                        2014      41,484,898         0.19          0.00 - 0.90         18.05 - 19.12

  BHFTI Harris Oakmark International                    2018      40,167,457         1.94          0.00 - 0.90     (24.42) - (23.73)
     Sub-Account                                        2017      56,846,504         1.81          0.00 - 0.90         29.61 - 30.78
                                                        2016      45,049,915         2.37          0.00 - 0.90           7.46 - 8.43
                                                        2015      46,182,700         3.20          0.00 - 0.90       (5.17) - (4.31)
                                                        2014      51,680,629         2.59          0.00 - 0.90       (6.37) - (5.52)

  BHFTI Invesco Small Cap Growth                        2018       5,915,058           --          0.00 - 0.90       (9.59) - (8.77)
     Sub-Account                                        2017       6,329,540           --          0.00 - 0.90         24.49 - 25.61
                                                        2016       4,974,722           --          0.00 - 0.90         10.72 - 11.72
                                                        2015       4,931,048         0.15          0.00 - 0.90       (2.30) - (1.42)
                                                        2014       4,960,930           --          0.00 - 0.90           7.21 - 8.18

  BHFTI MFS(R) Research International                   2018      72,124,880         2.20          0.00 - 0.90     (14.58) - (13.81)
     Sub-Account                                        2017      91,033,360         1.96          0.00 - 0.90         27.36 - 28.51
                                                        2016      74,717,618         2.25          0.00 - 0.90       (1.56) - (0.67)
                                                        2015      82,034,076         2.98          0.00 - 0.90       (2.38) - (1.50)
                                                        2014      88,343,751         2.45          0.00 - 0.90       (7.57) - (6.74)

  BHFTI Morgan Stanley Mid Cap Growth                   2018      22,087,569           --          0.00 - 0.90          9.42 - 10.41
     Sub-Account                                        2017      21,504,264         0.34          0.00 - 0.90         39.10 - 40.36
                                                        2016      16,894,375           --          0.00 - 0.90       (9.09) - (8.27)
                                                        2015      20,391,037           --          0.00 - 0.90       (5.64) - (4.78)
                                                        2014      22,216,204         0.06          0.00 - 0.90           0.38 - 1.29

  BHFTI Oppenheimer Global Equity                       2018       9,579,271         1.27          0.00 - 0.90     (13.75) - (12.96)
     Sub-Account                                        2017      10,811,611         1.09          0.00 - 0.90         35.90 - 37.12
                                                        2016       8,119,467         1.20          0.00 - 0.90         (0.41) - 0.49
                                                        2015       9,779,368         1.19          0.00 - 0.90           3.24 - 4.18
                                                        2014       9,931,414         1.01          0.00 - 0.90           1.49 - 2.41

  BHFTI PIMCO Inflation Protected Bond                  2018       9,271,005         1.91          0.00 - 0.90       (3.01) - (2.13)
     Sub-Account                                        2017      10,455,794         1.77          0.00 - 0.90           2.88 - 3.81
                                                        2016      10,401,091           --          0.00 - 0.90           4.22 - 5.17
                                                        2015      10,678,547         5.12          0.00 - 0.90       (3.78) - (2.91)
                                                        2014      12,665,492         1.87          0.00 - 0.90           2.25 - 3.18

  BHFTI PIMCO Total Return                              2018      50,404,450         1.57          0.00 - 0.90         (0.87) - 0.03
     Sub-Account                                        2017      53,127,215         1.97          0.00 - 0.90           3.84 - 4.77
                                                        2016      55,147,274         2.79          0.00 - 0.90           1.93 - 2.85
                                                        2015      57,546,966         5.28          0.00 - 0.90         (0.61) - 0.28
                                                        2014     124,198,185         2.53          0.00 - 0.90           3.55 - 4.49

  BHFTI SSGA Growth and Income ETF                      2018       7,235,637         2.55          0.00 - 0.75       (6.99) - (6.29)
     Sub-Account                                        2017       8,558,772         2.67          0.00 - 0.75         15.35 - 16.21
                                                        2016       8,403,489         2.61          0.00 - 0.90           5.08 - 6.03
                                                        2015       8,213,294         2.54          0.00 - 0.90       (2.65) - (1.77)
                                                        2014       9,715,870         2.51          0.00 - 0.90           5.19 - 6.14

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                    AS OF
                                                                 DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                               --------------    ---------------------------------------------------
                                                                                 INVESTMENT(1)  EXPENSE RATIO(2)     TOTAL RETURN(3)
                                                                     NET            INCOME          LOWEST TO           LOWEST TO
                                                                 ASSETS ($)        RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                                               --------------    -------------  ----------------   -----------------
  BHFTI SSGA Growth ETF                                 2018       9,075,522         2.24          0.00 - 0.90       (9.27) - (8.44)
     Sub-Account                                        2017      10,937,017         2.23          0.00 - 0.90         18.91 - 19.98
                                                        2016       8,877,386         2.39          0.00 - 0.90           6.09 - 7.04
                                                        2015       8,538,265         2.25          0.00 - 0.90       (2.92) - (2.04)
                                                        2014       9,149,710         2.26          0.00 - 0.75           4.90 - 5.69

  BHFTI T. Rowe Price Mid Cap Growth                    2018      36,856,260           --          0.00 - 0.90       (2.89) - (2.01)
     Sub-Account                                        2017      39,340,539           --          0.00 - 0.90         24.02 - 25.13
                                                        2016      33,640,463           --          0.00 - 0.90           5.56 - 6.52
                                                        2015      34,859,918           --          0.00 - 0.90           5.92 - 6.88
                                                        2014      34,246,348           --          0.00 - 0.90         12.03 - 13.04

  BHFTI Victory Sycamore Mid Cap Value                  2018      22,926,572         0.80          0.00 - 0.90      (10.77) - (9.95)
     Sub-Account                                        2017      27,595,007         1.15          0.00 - 0.90           8.79 - 9.77
                                                        2016      27,996,885         0.89          0.00 - 0.90         14.74 - 15.78
                                                        2015      28,131,429         0.71          0.00 - 0.90       (9.57) - (8.76)
                                                        2014      33,688,813         0.70          0.00 - 0.90           8.97 - 9.96

  BHFTII Baillie Gifford International Stock            2018      21,650,752         1.18          0.00 - 0.90     (17.76) - (17.01)
     Sub-Account                                        2017      26,939,614         1.22          0.00 - 0.90         33.94 - 35.15
                                                        2016      21,451,916         1.62          0.00 - 0.90           4.43 - 5.38
                                                        2015      21,457,780         1.71          0.00 - 0.90       (2.85) - (1.97)
                                                        2014      22,545,794         1.40          0.00 - 0.90       (3.97) - (3.10)

  BHFTII BlackRock Bond Income                          2018     134,000,905         3.37          0.00 - 0.90       (1.25) - (0.36)
     Sub-Account                                        2017     137,938,646         3.12          0.00 - 0.90           3.17 - 4.10
                                                        2016     140,079,953         3.19          0.00 - 0.90           2.20 - 3.12
                                                        2015     141,507,284         3.81          0.00 - 0.90         (0.31) - 0.59
                                                        2014      83,326,302         3.47          0.00 - 0.90           6.13 - 7.08

  BHFTII BlackRock Capital Appreciation                 2018     189,164,615         0.12          0.00 - 0.90           1.50 - 2.43
     Sub-Account                                        2017     198,119,321         0.10          0.00 - 0.90         32.73 - 33.93
                                                        2016     160,000,252           --          0.00 - 0.90         (0.81) - 0.09
                                                        2015     173,545,194           --          0.00 - 0.90           5.33 - 6.28
                                                        2014     176,442,068         0.06          0.00 - 0.90           7.92 - 8.90

  BHFTII BlackRock Ultra-Short Term Bond                2018      34,396,053         1.01          0.00 - 0.90           0.89 - 1.81
     Sub-Account                                        2017      37,461,051         0.34          0.00 - 0.90         (0.01) - 0.89
                                                        2016      41,870,567         0.07          0.00 - 0.90         (0.55) - 0.35
                                                        2015      43,023,455           --          0.00 - 0.90         (0.89) - 0.00
                                                        2014      48,636,692           --          0.00 - 0.90         (0.90) - 0.00

  BHFTII Brighthouse Asset Allocation 20                2018       4,957,820         2.45          0.00 - 0.90       (3.29) - (2.41)
     Sub-Account                                        2017       6,433,767         2.32          0.00 - 0.90           6.20 - 7.16
                                                        2016       6,652,054         3.71          0.00 - 0.90           3.83 - 4.76
                                                        2015      10,023,009         2.31          0.00 - 0.90       (1.12) - (0.23)
                                                        2014       9,356,050         3.93          0.00 - 0.90           3.79 - 4.73

  BHFTII Brighthouse Asset Allocation 40                2018       8,027,284         2.25          0.00 - 0.90       (5.12) - (4.25)
     Sub-Account                                        2017       8,819,135         2.05          0.00 - 0.90         10.02 - 11.01
                                                        2016      10,453,913         3.92          0.00 - 0.90           5.38 - 6.33
                                                        2015      12,397,680         0.47          0.00 - 0.90       (1.67) - (0.78)
                                                        2014      14,222,637         3.02          0.00 - 0.90           4.22 - 5.16

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                     AS OF
                                                                  DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                                --------------   ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                --------------   -------------   ----------------  -----------------
  BHFTII Brighthouse Asset Allocation 60                2018       43,738,760        1.86          0.00 - 0.90       (6.78) - (5.93)
     Sub-Account                                        2017       50,764,816        1.94          0.00 - 0.90         13.91 - 14.93
                                                        2016       47,641,401        3.38          0.00 - 0.90           6.50 - 7.47
                                                        2015       47,691,445        0.73          0.00 - 0.90       (1.87) - (0.99)
                                                        2014       55,774,441        2.29          0.00 - 0.90           4.35 - 5.29

  BHFTII Brighthouse Asset Allocation 80                2018       58,315,457        1.55          0.00 - 0.90       (8.74) - (7.91)
     Sub-Account                                        2017       65,455,770        1.77          0.00 - 0.90         18.37 - 19.44
                                                        2016       60,581,994        3.24          0.00 - 0.90           7.46 - 8.43
                                                        2015       60,141,541        0.53          0.00 - 0.90       (2.38) - (1.50)
                                                        2014       62,513,054        1.86          0.00 - 0.90           4.59 - 5.53

  BHFTII Brighthouse/Artisan Mid Cap Value              2018       92,396,923        0.63          0.00 - 0.90     (13.98) - (13.20)
     Sub-Account                                        2017      113,148,119        0.70          0.00 - 0.90         11.81 - 12.82
                                                        2016      110,821,408        1.10          0.00 - 0.90         21.86 - 22.96
                                                        2015       96,981,113        1.19          0.00 - 0.90      (10.25) - (9.44)
                                                        2014      115,345,891        0.73          0.00 - 0.90           1.01 - 1.93

  BHFTII Brighthouse/Wellington Balanced                2018        8,959,252        1.72          0.00 - 0.90       (4.63) - (3.76)
     Sub-Account                                        2017        8,334,808        1.96          0.00 - 0.90         14.11 - 15.14
                                                        2016        6,768,257        2.72          0.00 - 0.90           6.04 - 6.99
                                                        2015        6,124,316        1.95          0.00 - 0.90           1.66 - 2.58
                                                        2014        5,307,986        1.94          0.00 - 0.90          9.56 - 10.55

  BHFTII Brighthouse/Wellington Core                    2018      254,127,744        1.75          0.00 - 0.90       (0.99) - (0.09)
     Equity Opportunities                               2017      274,249,693        1.56          0.00 - 0.90         18.00 - 19.07
     Sub-Account                                        2016      252,229,157        1.62          0.00 - 0.90           6.38 - 7.34
                                                        2015      257,348,089        1.78          0.00 - 0.90           1.48 - 2.40
                                                        2014      273,747,163        0.71          0.00 - 0.90          9.64 - 10.63

  BHFTII Frontier Mid Cap Growth                        2018        3,606,361          --          0.00 - 0.90       (6.49) - (5.64)
     Sub-Account                                        2017        4,135,702          --          0.00 - 0.90         24.14 - 25.26
                                                        2016        3,730,623          --          0.00 - 0.90           4.46 - 5.40
                                                        2015        4,291,520          --          0.00 - 0.90           1.96 - 2.88
                                                        2014        4,583,073          --          0.00 - 0.90         10.14 - 11.14

  BHFTII Jennison Growth                                2018       15,539,696        0.34          0.00 - 0.90         (0.55) - 0.35
     Sub-Account                                        2017       15,693,486        0.31          0.00 - 0.90         36.10 - 37.32
                                                        2016       13,135,405        0.30          0.00 - 0.90         (0.73) - 0.17
                                                        2015       13,947,853        0.27          0.00 - 0.90          9.79 - 10.78
                                                        2014       12,019,513        0.26          0.00 - 0.90           8.08 - 9.06

  BHFTII Loomis Sayles Small Cap Core                   2018      124,446,520        0.02          0.00 - 0.90     (11.87) - (11.07)
     Sub-Account                                        2017      151,175,342        0.29          0.00 - 0.90         14.21 - 15.24
                                                        2016      146,223,198        0.33          0.00 - 0.90         18.20 - 19.27
                                                        2015      134,210,212        0.16          0.00 - 0.90       (2.38) - (1.50)
                                                        2014      148,394,680        0.04          0.00 - 0.90           2.83 - 3.76

  BHFTII Loomis Sayles Small Cap Growth                 2018        9,387,427          --          0.00 - 0.90         (0.36) - 0.55
     Sub-Account                                        2017       10,465,659          --          0.00 - 0.90         25.90 - 27.04
                                                        2016        8,122,664          --          0.00 - 0.90           5.26 - 6.21
                                                        2015        8,611,117          --          0.00 - 0.90           0.82 - 1.73
                                                        2014        9,383,986          --          0.00 - 0.90           0.32 - 1.22

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                                     AS OF
                                                                  DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                                --------------   ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                --------------   -------------   ----------------  -----------------
  BHFTII MetLife Aggregate Bond Index                   2018      147,501,846        3.03          0.00 - 0.90       (1.07) - (0.18)
     Sub-Account                                        2017      148,922,894        2.89          0.00 - 0.90           2.34 - 3.26
                                                        2016      147,788,785        2.78          0.00 - 0.90           1.43 - 2.35
                                                        2015      144,260,614        2.91          0.00 - 0.90         (0.64) - 0.25
                                                        2014      147,743,484        2.97          0.00 - 0.90           4.86 - 5.81

  BHFTII MetLife Mid Cap Stock Index                    2018       22,222,553        1.24          0.00 - 0.90     (12.10) - (11.30)
     Sub-Account                                        2017       27,581,989        1.38          0.00 - 0.90         14.91 - 15.95
                                                        2016       25,811,220        1.28          0.00 - 0.90         19.36 - 20.43
                                                        2015       22,878,053        1.15          0.00 - 0.90       (3.23) - (2.35)
                                                        2014       24,357,041        1.03          0.00 - 0.90           8.51 - 9.49

  BHFTII MetLife MSCI EAFE(R) Index                     2018       11,462,004        2.94          0.00 - 0.90     (14.69) - (13.91)
     Sub-Account                                        2017       13,935,761        2.66          0.00 - 0.90         23.79 - 24.90
                                                        2016       11,072,171        2.64          0.00 - 0.90           0.43 - 1.34
                                                        2015       11,628,763        3.22          0.00 - 0.90       (1.98) - (1.09)
                                                        2014       12,255,580        2.55          0.00 - 0.90       (6.85) - (6.00)

  BHFTII MetLife Russell 2000(R) Index                  2018       22,141,001        1.11          0.00 - 0.90     (11.77) - (10.97)
     Sub-Account                                        2017       26,045,769        1.21          0.00 - 0.90         13.64 - 14.67
                                                        2016       25,331,518        1.38          0.00 - 0.90         20.20 - 21.28
                                                        2015       21,878,710        1.21          0.00 - 0.90       (5.13) - (4.27)
                                                        2014       23,989,445        1.16          0.00 - 0.90           4.10 - 5.04

  BHFTII MetLife Stock Index                            2018      174,044,652        1.78          0.00 - 0.90       (5.46) - (4.60)
     Sub-Account                                        2017      196,390,554        1.76          0.00 - 0.90         20.45 - 21.54
                                                        2016      177,386,668        1.99          0.00 - 0.90         10.67 - 11.67
                                                        2015      171,491,796        1.74          0.00 - 0.90           0.26 - 1.17
                                                        2014      180,814,888        1.67          0.00 - 0.90         12.35 - 13.36

  BHFTII MFS(R) Total Return                            2018       77,411,215        2.31          0.00 - 0.90       (6.42) - (5.57)
     Sub-Account                                        2017       87,852,471        2.52          0.00 - 0.90         11.44 - 12.44
                                                        2016       82,408,204        2.91          0.00 - 0.90           8.22 - 9.20
                                                        2015       83,401,656        2.67          0.00 - 0.90       (1.05) - (0.16)
                                                        2014       95,151,304        2.38          0.00 - 0.90           7.67 - 8.64

  BHFTII MFS(R) Value                                   2018       78,918,981        1.54          0.00 - 0.90     (10.86) - (10.05)
     Sub-Account                                        2017       80,820,972        2.02          0.00 - 0.90         16.95 - 18.00
                                                        2016       77,194,513        2.26          0.00 - 0.90         13.37 - 14.39
                                                        2015       71,207,841        2.70          0.00 - 0.90       (1.05) - (0.15)
                                                        2014       74,981,602        1.67          0.00 - 0.90          9.82 - 10.81

  BHFTII Neuberger Berman Genesis                       2018       48,072,457        0.35          0.00 - 0.90       (7.54) - (6.70)
     Sub-Account                                        2017       55,806,875        0.41          0.00 - 0.90         14.72 - 15.75
                                                        2016       52,423,106        0.47          0.00 - 0.90         17.62 - 18.68
                                                        2015       47,523,523        0.43          0.00 - 0.90         (0.32) - 0.58
                                                        2014       50,891,977        0.40          0.00 - 0.90         (0.89) - 0.01

  BHFTII T. Rowe Price Large Cap Growth                 2018       32,698,393        0.42          0.00 - 0.90       (1.83) - (0.94)
     Sub-Account                                        2017       35,203,993        0.30          0.00 - 0.90         32.66 - 33.86
                                                        2016       26,713,206        0.06          0.00 - 0.90           0.85 - 1.76
                                                        2015       27,823,670        0.14          0.00 - 0.90          9.79 - 10.78
                                                        2014       25,835,286        0.06          0.00 - 0.90           8.11 - 9.09

            NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
              OF NEW ENGLAND LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



7.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                                     AS OF
                                                                  DECEMBER 31               FOR THE YEAR ENDED DECEMBER 31
                                                                --------------   ---------------------------------------------------
                                                                                 INVESTMENT(1)   EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                                      NET           INCOME           LOWEST TO          LOWEST TO
                                                                  ASSETS ($)       RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                                                --------------   -------------   ----------------   ----------------
  BHFTII T. Rowe Price Small Cap Growth                 2018       13,344,627        0.12          0.00 - 0.90       (7.39) - (6.55)
     Sub-Account                                        2017       15,203,485        0.32          0.00 - 0.90         21.79 - 22.88
                                                        2016       11,926,422        0.27          0.00 - 0.90         10.74 - 11.74
                                                        2015       12,588,018        0.14          0.00 - 0.90           1.79 - 2.71
                                                        2014       11,700,392        0.02          0.00 - 0.90           5.95 - 6.91

  BHFTII Western Asset Management                       2018       45,745,253        5.37          0.00 - 0.90       (4.66) - (3.80)
     Strategic Bond Opportunities                       2017       51,856,476        3.93          0.00 - 0.90           7.26 - 8.23
     Sub-Account                                        2016       52,174,170        1.99          0.00 - 0.90           7.58 - 8.55
                                                        2015       17,231,896        5.10          0.00 - 0.90       (2.60) - (1.72)
                                                        2014       18,029,402        5.29          0.00 - 0.90           4.53 - 5.47

  BHFTII Western Asset Management                       2018        7,429,189        2.31          0.00 - 0.90           0.06 - 0.97
     U.S. Government                                    2017        7,500,641        2.65          0.00 - 0.90           1.02 - 1.93
     Sub-Account                                        2016        7,723,825        2.58          0.00 - 0.90           0.38 - 1.28
                                                        2015        6,884,710        2.23          0.00 - 0.90         (0.33) - 0.57
                                                        2014        6,313,832        1.91          0.00 - 0.90           1.89 - 2.81

  Fidelity(R) VIP Equity-Income                         2018      100,036,880        2.25          0.00 - 0.90       (9.12) - (8.29)
     Sub-Account                                        2017      117,123,029        1.71          0.00 - 0.90         11.89 - 12.89
                                                        2016      111,079,958        2.32          0.00 - 0.90         16.96 - 18.02
                                                        2015      101,104,465        3.14          0.00 - 0.90       (4.82) - (3.96)
                                                        2014      113,177,895        2.83          0.00 - 0.90           7.74 - 8.72

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude mortality and expense risk charges. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Sub-Account invests.

2 These amounts represent annualized policy expenses of each of the applicable
  Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of cash values and expenses of the underlying fund or portfolio have been excluded.

3 The total return of a Sub-Account is calculated by taking the difference between the Sub-Account's ending unit value and the beginning unit value for the period and dividing it by the beginning unit value for the period. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

This page is intentionally left blank.

                      NEW ENGLAND LIFE INSURANCE COMPANY
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                 Index to Statutory Basis Financial Statements

                                                                                                 Page
                                                                                                 ----
Independent Auditors' Report....................................................................  2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31,
    2018, 2017 and 2016:
    Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus................  4
    Statutory Statements of Operations and Changes in Capital and Surplus.......................  5
    Statutory Statements of Cash Flow...........................................................  6
    Notes to the Statutory Financial Statements
    Note 1 -- Summary of Significant Accounting Policies........................................  7
    Note 2 -- Fair Value Information............................................................  20
    Note 3 -- Investments.......................................................................  26
    Note 4 -- Related Party Information.........................................................  38
    Note 5 -- Premium and Annuity Considerations Deferred and Uncollected.......................  41
    Note 6 -- Reinsurance and Other Insurance Transactions......................................  41
    Note 7 -- Reserves for Life Contracts and Deposit-Type Contracts............................  43
    Note 8 -- Participating Business............................................................  44
    Note 9 -- Accident and Health ("A&H") Policy and Claim Liabilities..........................  45
    Note 10 -- Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal
    Characteristics.............................................................................  46
    Note 11 -- Separate Accounts................................................................  47
    Note 12 -- Federal Income Tax...............................................................  48
    Note 13 -- Capital and Surplus..............................................................  54
    Note 14 -- Employee Benefit Plans...........................................................  55
    Note 15 -- Other Commitments and Contingencies..............................................  62
    Note 16 -- Retained Assets..................................................................  66
    Note 17 -- Subsequent Events................................................................  68
Statutory Supplemental Schedules as of and for the Year Ended December 31, 2018
    Schedule I -- Statutory Selected Financial Data.............................................  70
    Schedule II -- Supplemental Investment Risks Interrogatories................................  74
    Schedule III -- Statutory Summary Investment Schedule.......................................  79

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company:

We have audited the accompanying statutory-basis financial statements of New England Life Insurance Company (a wholly-owned subsidiary of Brighthouse Financial, Inc.) (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2018 and 2017, and the related statutory-basis statements of operations and changes in capital and surplus, and cash flow for the three years ended December 31, 2018, and the related notes to the statutory-basis financial statements.

Management's Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audit. We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor's judgment including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company's preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by New England Life Insurance Company using the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Commonwealth of Massachusetts Division of Insurance.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, are also described in Note 1 to the statutory-basis financial statements.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of New England Life Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for the three years ended December 31, 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of New England Life Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for the three years ended December 31, 2018, in accordance with the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance as described in Note 1 to the statutory-basis financial statements.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

Report on Supplemental Schedules

Our 2018 audit was conducted for the purpose of forming an opinion on the 2018 statutory-basis financial statements as a whole. The supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of selected financial data as of and for the year ended December 31, 2018 are presented for purposes of additional analysis and are not a required part of the 2018 statutory-basis financial statements. These schedules are the responsibility of the Company's management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2018 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2018 statutory-basis financial statements as a whole.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
April 11, 2019

                      NEW ENGLAND LIFE INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

                          December 31, 2018 and 2017
                       (In thousands, except share data)

                                                                                            2018           2017
                                                                                       -------------- ---------------
ADMITTED ASSETS
 Bonds................................................................................ $    1,000,595 $     1,326,013
 Mortgage loans.......................................................................         98,871         102,310
 Cash, cash equivalents and short-term investments....................................         49,872          49,249
 Contract loans.......................................................................        419,440         417,299
 Derivative assets....................................................................         14,927          10,829
 Other invested assets................................................................         18,465          13,599
                                                                                       -------------- ---------------
 Total invested assets................................................................      1,602,170       1,919,299

 Investment income due and accrued....................................................         18,988          24,374
 Premiums and annuity considerations deferred and uncollected.........................         16,070          17,580
 Net deferred tax asset...............................................................         26,769          37,395
 Other assets.........................................................................         92,032          60,910
                                                                                       -------------- ---------------
 Total assets excluding Separate Accounts.............................................      1,756,029       2,059,558
 Separate Account assets..............................................................      6,744,641       8,101,052
                                                                                       -------------- ---------------
 Total Admitted Assets................................................................ $    8,500,670 $    10,160,610
                                                                                       ============== ===============
 LIABILITIES AND CAPITAL AND SURPLUS
 Liabilities
 Reserves for life and health insurance and annuities................................. $    1,203,706 $     1,225,006
 Liability for deposit-type contracts.................................................          9,277           7,811
 Dividends due to policyholders.......................................................          4,294           4,467
 Interest maintenance reserve.........................................................          5,158              --
 Other policy liabilities.............................................................         37,330          27,690
 Asset valuation reserve..............................................................         10,350          14,658
 Derivative liabilities...............................................................             70             486
 Payable for collateral received......................................................          9,949          10,900
 Funds held under reinsurance treaties................................................         78,540          78,827
 Net transfers to (from) Separate Accounts due and accrued............................       (12,818)        (22,024)
 Amounts withheld or retained as agent or trustee.....................................         70,134          79,134
 Other liabilities....................................................................        126,902         150,076
                                                                                       -------------- ---------------
 Total liabilities excluding Separate Accounts........................................      1,542,892       1,577,031
 Separate Account liabilities.........................................................      6,744,641       8,101,052
                                                                                       -------------- ---------------
 Total Liabilities....................................................................      8,287,533       9,678,083
                                                                                       -------------- ---------------

 Capital and Surplus
 Capital stock (par value $125 per share, 50,000 shares authorized, 20,000 issued and
  outstanding)........................................................................          2,500           2,500
 Paid-in surplus......................................................................             --         334,273
 Unassigned surplus (deficit).........................................................        210,637         145,754
                                                                                       -------------- ---------------
 Total Capital and Surplus............................................................        213,137         482,527
                                                                                       -------------- ---------------
 Total Liabilities and Capital and Surplus............................................ $    8,500,670 $    10,160,610
                                                                                       ============== ===============

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

     Statutory Statements of Operations and Changes in Capital and Surplus

             For the Years Ended December 31, 2018, 2017 and 2016
                                (In thousands)

                                                                                       2018        2017        2016
                                                                                   ------------ ----------- -----------
INCOME
 Premiums and annuity considerations.............................................. $    132,322 $   153,800 $   187,927
 Considerations for supplementary contracts and dividend accumulations............        9,156       3,437      10,220
 Net investment income............................................................       90,740      99,553     108,901
 Reserve adjustments on reinsurance ceded.........................................    (601,480)   (530,503)   (433,162)
 Other income (loss)..............................................................      178,156     121,939     182,062
                                                                                   ------------ ----------- -----------
 Total income.....................................................................    (191,106)   (151,774)      55,948
                                                                                   ------------ ----------- -----------

 BENEFITS AND EXPENSES
 Benefit payments.................................................................      459,393     501,552     469,158
 Changes to reserves, deposit funds and other policy liabilities..................     (16,050)    (44,592)      21,705
 Insurance expenses and taxes (other than Federal income and capital gains
  taxes)..........................................................................       73,704      87,516      85,871
 Net transfers to (from) Separate Accounts........................................    (848,210)   (782,262)   (674,450)
                                                                                   ------------ ----------- -----------
 Total benefits and expenses before dividends to policyholders....................    (331,163)   (237,786)    (97,716)
                                                                                   ------------ ----------- -----------

 Gain (loss) from operations before dividends to policyholders and Federal income
  tax.............................................................................      140,057      86,012     153,664
 Dividends to policyholders.......................................................        5,044       4,582       4,475
                                                                                   ------------ ----------- -----------
 Gain (loss) from operations before Federal income tax............................      135,013      81,430     149,189
 Federal income tax expense (benefit) (excluding income tax on capital gains and
  losses).........................................................................        3,891      15,717      42,911
                                                                                   ------------ ----------- -----------
 Gain (loss) from operations......................................................      131,122      65,713     106,278
 Net realized capital gains (losses), net of Federal income tax and interest
  maintenance reserve transfer....................................................        (858)       2,247       2,564
                                                                                   ------------ ----------- -----------
 NET INCOME (LOSS)................................................................      130,264      67,960     108,842

 CHANGES IN CAPITAL AND SURPLUS
 Change in General Account net unrealized capital gains (losses)..................          806         264         442
 Change in net deferred income tax................................................     (13,694)    (26,589)       2,437
 Change in nonadmitted assets.....................................................        7,157      28,359     (3,606)
 Change in asset valuation reserve................................................        4,308       2,394       4,237
 Capital and surplus paid in (out)................................................    (334,273)          --          --
 Change in surplus as a result of reinsurance.....................................      (3,080)      52,099     (1,337)
 Dividends to stockholder.........................................................     (65,000)   (106,000)   (295,000)
 Change due to prior period adjustment............................................           --      15,157       3,251
 Other - net......................................................................        4,122     (5,950)       3,651
                                                                                   ------------ ----------- -----------
 NET CHANGE IN CAPITAL AND SURPLUS................................................    (269,390)      27,694   (177,083)
 CAPITAL AND SURPLUS AT BEGINNING OF YEAR.........................................      482,527     454,833     631,916
                                                                                   ------------ ----------- -----------
 CAPITAL AND SURPLUS AT END OF YEAR............................................... $    213,137 $   482,527 $   454,833
                                                                                   ============ =========== ===========

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

                       Statutory Statements of Cash Flow

             For the Years Ended December 31, 2018, 2017 and 2016
                                (In thousands)

                                                                         2018        2017        2016
                                                                      ----------- ----------- ----------
CASH FROM OPERATIONS
Premiums and annuity considerations, net of reinsurance, received.... $   140,690 $   156,209 $  197,469
Net investment income received.......................................      92,715      95,618    106,246
Other income (loss) received.........................................     172,047     175,798    186,692
                                                                      ----------- ----------- ----------
Total receipts.......................................................     405,452     427,625    490,407
                                                                      ----------- ----------- ----------
Benefits paid........................................................   1,078,810   1,061,165    914,482
Insurance expenses and taxes paid (other than Federal income and
  capital gains taxes)...............................................      77,967      90,606     90,578
Net transfers to (from) Separate Accounts............................   (857,416)   (795,895)  (693,035)
Dividends paid to policyholders......................................       5,217       4,898      5,265
Federal income tax paid (recovered) (net of tax on capital gains and
  losses)............................................................       2,283      34,326     39,138
                                                                      ----------- ----------- ----------
Total payments.......................................................     306,861     395,100    356,428
                                                                      ----------- ----------- ----------
Net cash provided by (used in) operations............................      98,591      32,525    133,979
                                                                      ----------- ----------- ----------
CASH FROM INVESTMENTS
Proceeds from invested assets sold, matured or repaid................     397,282     306,255    760,511
Cost of invested assets acquired.....................................   (261,486)   (230,438)  (623,636)
Net change in contract loans.........................................     (2,141)       7,199      2,377
                                                                      ----------- ----------- ----------
Net cash provided by (used in) investments...........................     133,655      83,016    139,252
                                                                      ----------- ----------- ----------
CASH FROM FINANCING AND OTHER SOURCES
Net capital changes paid in (out)....................................   (134,273)          --         --
Dividends to stockholder.............................................    (65,000)   (106,000)  (295,000)
Net change in deposit-type contracts.................................       1,465        (43)        499
Net change in payable for collateral received........................       (951)     (8,159)      3,848
Other-net............................................................    (32,864)      27,302     24,012
                                                                      ----------- ----------- ----------
Net cash provided by (used in) financing and other sources...........   (231,623)    (86,900)  (266,641)
                                                                      ----------- ----------- ----------

NET CHANGE IN CASH, CASH EQUIVALENTS AND
SHORT-TERM INVESTMENTS...............................................         623      28,641      6,590
CASH, CASH EQUIVALENTS AND SHORT-TERM
  INVESTMENTS:
BEGINNING OF YEAR....................................................      49,249      20,608     14,018
                                                                      ----------- ----------- ----------
END OF YEAR.......................................................... $    49,872 $    49,249 $   20,608
                                                                      =========== =========== ==========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW
INFORMATION FOR NON-CASH TRANSACTIONS:
Bonds in exchange for affiliate surplus note......................... $   172,842 $        -- $       --
Affiliate surplus note as return of capital.......................... $   200,000 $        -- $       --
Prior period adjustments............................................. $        -- $    23,318 $    5,002
Tax on prior period adjustments...................................... $        -- $     8,161 $    1,751

           See accompanying notes to statutory financial statements

                      NEW ENGLAND LIFE INSURANCE COMPANY

                    Notes to Statutory Financial Statements
             For the Years Ended December 31, 2018, 2017 and 2016

Note 1 - Summary of Significant Accounting Policies

Business

   The New England Life Insurance Company (the "Company") is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. ("Brighthouse"). The Company is domiciled in the Commonwealth of Massachusetts ("Massachusetts") and is licensed to transact insurance business in, and is subject to regulation by, all 50 states and the District of Columbia.

   The Company does not currently write new insurance business. The Company has in-force variable and universal life insurance policies, fixed and variable annuities, participating and non-participating traditional life insurance policies, pension products, and group life and disability policies. The Company also has in-force a small block of health insurance policies, which are administered by Unum Group.

   On January 12, 2016, MetLife, Inc. ("MetLife") announced its plan to pursue the separation of a substantial portion of its U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife announced that the separated business would be rebranded as "Brighthouse Financial".

   Until the completion of the Separation on August 4, 2017, Brighthouse was a wholly-owned subsidiary of MetLife. MetLife undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include the Company and certain affiliates in the separated business. On July 28, 2017, MetLife contributed Brighthouse Holdings, LLC to Brighthouse, resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse. On August 4, 2017, MetLife completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife's interest in Brighthouse, to holders of MetLife common stock.

   On June 14, 2018, MetLife divested its remaining shares of Brighthouse common stock (the "MetLife Divestiture"). As a result, MetLife and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

   Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Basis of Presentation

   The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Commissioner of Insurance in the Massachusetts Division of Insurance (the "Division"). The Division requires that insurance companies domiciled in Massachusetts prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP").

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Division has adopted certain prescribed accounting practices that differ from those found in NAIC SAP, referred to in these statutory financial statements as Massachusetts Statutory Accounting Principles ("MA SAP"), none of which affect the financial statements of the Company.

   MA SAP comprises a basis of accounting which differs from generally accepted accounting principles ("GAAP"). The more significant differences are as follows:

  . Policy acquisition costs are charged to expense as incurred under MA SAP; whereas under GAAP, certain policy acquisition costs are deferred and amortized over the estimated lives of the contracts in proportion to actual and estimated future gross premiums, margins or profits;

  . Insurance reserves are based on statutory mortality, morbidity and interest requirements without consideration of withdrawals and company experience, except for reserves for variable annuities where assumptions are based on prudent estimates as of the valuation date; whereas under GAAP, reserving assumptions are generally based upon best estimates as of the date the policy is issued, with provisions for the risk of adverse deviation, or the account value plus a reserve for additional benefits, that is based on current assumptions, for fund based products;

  . Certain assets designated as nonadmitted assets are excluded from the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus by direct charges to unassigned surplus (deficit) including a portion of deferred income tax assets ("DTA"), certain prepaid assets;

  . Contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue for MA SAP; whereas under GAAP, for contracts that do not subject the Company to significant risks arising from mortality or morbidity, amounts received are reported as increases to policyholder account balances;

  . Certain reinsurance agreements are accounted for as reinsurance under both MA SAP and GAAP if certain risk transfer provisions are met. The risk transfer provisions in GAAP differ from the risk transfer provisions under MA SAP. Under GAAP, the reinsurer must assume significant insurance risk and have a reasonable possibility of realizing a significant loss from the transaction. MA SAP requires the reinsurer to assume all of certain risks deemed to be significant, regardless of the significance of loss potential. Assets and liabilities as a result of reinsurance transactions are netted under MA SAP but are reported gross under GAAP. Ceding commissions received in conjunction with reinsurance transactions are reported as revenue under MA SAP but are reported as a reduction of commission expense under GAAP;

  . Investments in bonds are generally carried at amortized cost under MA SAP. Under GAAP, investments in bonds have one of three classifications. Those classified as held-to-maturity are carried at amortized cost, those classified as available-for-sale are carried at estimated fair value with adjustments for changes in estimated fair value recorded as a component of equity and those classified as trading are carried at estimated fair value with adjustments for changes in estimated fair value recorded through earnings;

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


  . Investments in mortgage loans that are impaired are reported at the estimated fair value of the underlying collateral less estimated costs to obtain and sell such collateral. If the estimated fair value of the impaired loan subsequently increases, the mortgage loan's carrying value may not be adjusted to reflect this increase in value. Under GAAP, impaired mortgage loans may also be assessed using observable market price or discounted cash flow ("DCF") methodologies using the loan's original effective interest rate. If the value of the impaired mortgage loan subsequently increases, under GAAP, the mortgage loan's carrying value may be adjusted to reflect this increase, through a decrease in a specific valuation allowance;

  . An asset valuation reserve ("AVR") liability is established, based upon a formula prescribed by the NAIC, to offset potential credit-related investment losses on all invested assets. Changes in the AVR are charged or credited directly to surplus. Under GAAP, no such reserve is required;

  . An Interest Maintenance Reserve ("IMR") is established to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into net investment income over the remaining years to expected maturity of the assets sold; whereas under GAAP, available-for-sale bonds and mortgage loan gains and losses on disposal are reported in earnings in the period that the assets are sold;

  . Derivatives that do not meet the criteria for hedge accounting are carried at estimated fair value with changes in their estimated fair value reported in changes in capital and surplus, except for: (i) income generation derivatives, which are carried at cost; (ii) derivatives used in replication synthetic asset transactions ("RSATs"), which are carried at amortized cost; and (iii) exchange-traded futures, which are carried at the amount of cash deposits outstanding. Under GAAP, if a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net derivative gains (losses);

  . Deferred income tax is calculated based on temporary differences between MA SAP and tax-basis reporting, subject to certain asset admission limitations for DTAs, rather than the difference between GAAP and tax-basis reporting, without asset admission limitations;

  . For loss contingencies, when no amount within management's estimate of the range is a better estimate than any other amount, the midpoint of the range is accrued; whereas under GAAP, the minimum amount in the range is accrued. In addition, the timing of recognition of certain costs related to loss contingencies may be different;

  . Gains on certain economic transactions with related parties, defined as arm's-length transactions, resulting in the transfer of risks and rewards of ownership and considered permanent, are recognized under MA SAP rather than deferred until the assets are sold to third parties as required under GAAP;

  . Under MA SAP, liabilities reported or disclosed at fair value do not incorporate the Company's non-performance risk, as they do in GAAP.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Accounting Changes and Correction of Errors

   The Company has considered newly-adopted statutory accounting pronouncements from the NAIC, none of which resulted in material accounting changes to its financial statements for the years presented herein.

   The Company had no correction of errors during 2018. During 2017, the Company discovered an error related to the recognition of certain deferred compensation plan liabilities. The correction of this error was reported as a prior period adjustment within aggregate write-ins for gains and losses in surplus. The impact of the correction on surplus was an increase of $15,157 thousand, net of taxes. During 2016, the Company discovered an error related to certain Separate Account distribution fees shared between the Company's affiliates. The correction of this error was reported as a prior period adjustment within surplus. The impact of the correction on surplus was an increase of $3,251 thousand, net of taxes.

Reclassifications

   Certain amounts in the 2017 statutory financial statements were reclassified to conform with the 2018 presentation.

GAAP Equity and Income

   GAAP consolidated net income attributable to the Company was $97,686 thousand, $73,193 thousand, and $42,603 thousand for the years ended December 31, 2018, 2017, and 2016, respectively. GAAP consolidated stockholder's equity attributable to the Company was $582,114 thousand, $937,229 thousand, and $952,505 thousand at December 31, 2018, 2017, and 2016, respectively.

Use of Estimates

   The preparation of financial statements requires that management make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements. Management is also required to disclose contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

Investments

   Income from investments, including amortization of premium, accretion of discount and similar items, is recorded within net investment income, unless otherwise stated herein. Other than temporary impairment ("OTTI") losses are recorded as realized capital losses, the cost basis of the investment is reduced and the revised cost basis is not adjusted for subsequent recoveries in value.

   Bonds are generally stated at amortized cost, unless they have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value. Unrealized capital losses on

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

bonds having a NAIC designation of 6 are charged directly to surplus. Interest and prepayment fees are recorded when earned. Amortization of premium or accretion of discount is calculated using the constant yield method taking into consideration specified interest and principal provisions over the life of the bonds or estimated timing and amount of prepayments of underlying loans for commercial mortgage-backed securities ("CMBS"), residential mortgage-backed securities ("RMBS") and asset-backed securities ("ABS") (collectively "loan-backed securities"). Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed securities and ABS are estimated using inputs obtained from third party specialists and are based on management's knowledge of the current market. For credit-sensitive mortgage-backed securities and ABS and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed securities and ABS, the effective yield is recalculated on a retrospective basis.

   The NAIC has adopted revised designation methodologies for loan-backed securities based on the NAIC's estimate of expected losses on such securities. The revised designation methodologies resulted in certain loan-backed securities having an initial NAIC designation and a final NAIC designation, which were used for determining the carrying value of the security and for annual statement and risk-based capital ("RBC") reporting, respectively. Loan-backed securities with initial NAIC designations of 1 through 5 are stated at amortized cost. Loan-backed securities with an initial NAIC designation of 6 are stated at the lower of amortized cost or estimated fair value and are reported in accordance with the final NAIC designations.

   The Company periodically evaluates bonds for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 3 "-- Evaluating Temporarily Impaired Bonds for OTTI." Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) both the Company's intent to sell a security before the recovery of its estimated fair value and its intent and ability to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost; (vii) unfavorable changes in forecasted cash flows on mortgage-backed securities and ABS; (viii) the potential for impairments due to weakening foreign currencies on foreign currency denominated bonds that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company recognizes an OTTI loss in earnings for a loan-backed security in an unrealized loss position when it is anticipated that the amortized cost basis will not be recovered. In such situations, the OTTI loss recognized in earnings is the entire difference between the security's amortized cost and its estimated fair value only when either: (i) the Company intends to sell the security or (ii) the Company does not have the intent and ability to retain the security for the time sufficient to recover the amortized cost basis. Non-interest related OTTI losses are recorded through the AVR and interest related losses through the IMR. If neither of the two conditions exists, and the Company has the intent and ability to hold the security but does not expect to recover the entire amortized cost, the difference between the amortized cost basis of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI loss.

   The determination of estimated fair values for securities and other investments is described in Note 2.

   Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium, discount or deferred fees, and are net of valuation allowances. Interest income and prepayment fees are recorded when earned. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premium and accretion of discount are recorded using the effective yield method. Gains and losses from sales of loans are recorded in net realized capital gains (losses).

   Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Valuation allowances are established both on a loan specific basis and, in certain circumstances described below, for pools of loans. Valuation allowances are determined separately for each of the loan portfolio segments: commercial and agricultural. In conjunction with the valuation allowance process, management identifies mortgage loans to be placed on a nonaccrual status at which time the Company recognizes income on the cash method.

   Specific valuation allowances are established using the same methodology for both portfolio segments and a common evaluation framework is used for establishing general valuation allowances for the loan portfolio segments; however, a separate general valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs that are unique to each loan portfolio segment. The Company records specific valuation allowances for impaired mortgage loans when it is probable that based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual mortgage loans being impaired, loan specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the loan's underlying collateral (as determined by acceptable appraisal methodologies) less estimated costs to obtain and sell such collateral. Changes in these loan specific valuation allowances are reported within net realized capital gains (losses). General valuation allowances are established for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loans with similar loan-to-value or similar debt service coverage ratio factors. A loss contingency exists when, based on experience, it is probable that a credit event has occurred and

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

the amount of credit loss can be reasonably estimated. These evaluations are based upon several loan portfolio segment specific factors, including the Company's experience with loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. The Company typically uses ten years or more of historical experience in these evaluations. These evaluations are revised as conditions change and new information becomes available. The general valuation allowance is established when the amount of the loan loss contingency is greater than the mortgage component of the AVR, and the amount recorded is the excess of the loss contingency amount over the mortgage component of the AVR. If the mortgage component of the AVR is greater than the loss contingency amount, no general valuation allowance is recorded. Changes in the general valuation allowance are included in change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

   All commercial loans are monitored on an ongoing basis which may include an analysis of the property's financial statements and rent rolls, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios and tenant creditworthiness. The monitoring process for commercial loans focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value and lower debt service coverage ratios. The monitoring process for agricultural loans is generally similar to the commercial loan monitoring process, with a focus on higher risk loans, including reviews of the agricultural loan portfolio on a geographic and sector basis. Higher risk commercial and agricultural loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above for all loan portfolio segments. Quarterly, the remaining loans are reviewed on a pool basis, by aggregating groups of loans that have similar risk characteristics for potential credit loss. General valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

   For commercial loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the loan portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

   For agricultural loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural loan portfolio and are routinely updated. Additionally, the Company focuses the monitoring process on higher risk loans, including reviews on a geographic and property-type basis.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company may grant concessions related to a particular borrower's financial difficulties which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or a reduction of accrued interest. The amount, timing and extent of the concession granted is considered in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. Through the recurring portfolio monitoring process, a specific valuation allowance may have been recorded prior to the period when the mortgage loan is modified in a troubled debt restructuring. Accordingly, the carrying value (after specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly or may increase if the expected recovery is higher than the pre-modification recovery assessment.

   Cash equivalents, which are short-term, highly liquid securities and other investments with original maturities of three months or less at date of purchase, are stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at date of purchase and are generally stated at amortized cost, except for securities which have a NAIC designation of 6, in which case they are stated at the lower of amortized cost or estimated fair value.

   Contract loans are stated at unpaid principal balance. If the unpaid balance of the loan exceeds the cash surrender value or policy reserves, the excess of the unpaid balance of the loan over the cash surrender value or policy reserves is evaluated for collectability. If the amount is considered uncollectible, it is written off as a reduction of net investment income in the Statutory Statements of Operations and Changes in Capital and Surplus during the period it is determined to be uncollectible. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

   Other invested assets consist primarily of other limited partnership interests and joint ventures. Other limited partnership interests and joint ventures are carried at the underlying audited GAAP equity, with the Company's share of undistributed earnings and losses included in change in General Account net unrealized capital gains (losses) which is credited or charged directly to surplus. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. Dividends or distributions received are recognized to the extent they are not in excess of undistributed accumulated earnings. Dividend and distributions in excess of undistributed accumulated earnings are recorded as a reduction to the carrying value of the investment. The Company also periodically evaluates the partnerships' unrealized losses for recoverability. In addition to the partnerships performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates these investments for impairment. The Company considers financial and other information provided by such entities, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Derivatives

   The Company may be exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

   Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, credit spreads or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The Company uses swaps and options to manage risks that may include interest rate risk, foreign currency exchange rate risk, credit risk and equity market risk. Derivative hedges are designed to reduce risk on an economic basis while considering their impact on accounting results and statutory capital. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market (referred to herein as RSATs).

   MA SAP restricts the Company's use of derivatives to: (i) hedging activities intended to offset changes in the estimated fair value of assets held, obligations and anticipated transactions; (ii) income generation transactions to generate additional income or return on covering assets; and (iii) RSATs to reproduce the investment characteristics of otherwise permissible investments. The Company is prohibited from using derivatives for speculation. OTC derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus either as derivative assets or derivative liabilities.

   The Company does not offset the values recognized for derivatives executed with the same counterparty under the same master netting agreement. This policy applies to the recognition of derivative assets and derivative liabilities in the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus.

   To qualify for hedge accounting under SSAP No. 86, Derivatives ("SSAP 86"), at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability ("fair value hedge"); or (ii) a hedge of the variability of cash flows to be received or paid related to a forecasted transaction or a recognized asset or liability ("cash flow hedge"). In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

   The Company may hold cash flow and fair value derivatives that hedge various assets and liabilities including bonds and liability portfolios; the derivatives that hedge those assets and liabilities

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

are valued in a manner consistent with the underlying hedged item, if the derivatives meet the criteria for highly effective hedges. Bonds that have an NAIC designation of 1 through 5 are carried at amortized cost; therefore, the derivatives hedging such bonds are also carried at amortized cost. Bonds that have an NAIC designation of 6 are carried at the lower of amortized cost or estimated fair value; therefore, the derivatives hedging such bonds are also carried at the lower of amortized cost or estimated fair value. Any hedged liabilities of the Company are carried at amortized cost; therefore, the derivatives hedging liabilities are also carried at amortized cost. Effective foreign currency swaps have a foreign currency adjustment reported in capital and surplus pursuant to SSAP 86 by using the same procedures as used to translate the hedged item.

   The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the Company removes the designation of the hedge.

   When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative is carried at its estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

   Upon termination of a derivative that qualified for hedge accounting, the gain or loss is reflected as an adjustment to the basis of the hedged item and is recognized in income consistent with the hedged item. If the hedged item is sold, the gain or loss on the derivative is realized but is subject to the IMR.

   To the extent the Company does not designate a derivative for hedge accounting, the derivative is carried at estimated fair value with changes in estimated fair value reported in change in General Account net unrealized capital gains (losses).

   The Company carries RSATs at amortized cost. Upon termination of an RSAT, the gain or loss on the derivative is realized but is subject to the IMR.

Insurance Reserves and Annuity and Other Fund Reserves

   Reserves for permanent plans of individual life insurance sold after 1959, universal life plans and certain term plans sold after 1982 are computed principally on the Commissioners' Reserve Valuation Method. Reserves for other life insurance policies are computed on the Net Level Premium Method. Reserves for individual annuity contracts are computed on the Net Level Premium Method, the Net Single Premium Method, Commissioners' Annuity Reserve Valuation Method or Actuarial Guideline XLIII as appropriate. Reserves for group annuity contracts are computed on the Net Single Premium Method. The reserves are based on mortality, morbidity and interest rate assumptions prescribed by Massachusetts Insurance Law. Such reserves are sufficient to provide for contractual surrender values.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Periodically, to reflect changes in circumstances or regulatory requirements, the Company may change the assumptions, methodologies or procedures used to calculate reserves. These changes in actuarial assumptions, methodologies and procedures, or changes in "valuation basis," are recorded as direct adjustments to surplus cumulatively in the accounting year applied, whereas generally, changes in reserves are reflected in net income.

   Reserves for deposit-type contracts, which do not subject the reporting entity to any risks arising from policyholder mortality or morbidity, are equal to deposits received and interest credited to the benefit of contract holders, less fees and other charges assessed and surrenders or withdrawals that represent a return to the contract holders.

Dividends Due to Policyholders

   Policyholder dividends are determined annually by the Company's Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

Asset Valuation Reserve and Interest Maintenance Reserve

   The Company has established an AVR and IMR for the General Account and Separate Account investments, where required. An AVR is established for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account and any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related Federal income tax. IMR amortization, as calculated under the Grouped Method as specified by MA SAP, is included in net investment income. Net realized capital gains (losses) are presented net of Federal income tax expense or benefit and IMR transfer.

Income

   In general, premiums are recognized as income when due from policyholders under the terms of the insurance contract. Investment income is recognized as income when earned. The earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets.

Benefits and Expenses

   Expenses, including policy acquisition costs and Federal income tax, are charged to operations as incurred. Amounts received as payment for and amounts representing return of policyholder balances relating to deposit-type contracts are not reported as income or benefits but are recorded directly to the liability for deposit-type contracts.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company accrues for policyholder dividends and accounts for them under various methods dependent upon the dividend type. Cash option dividends are recognized when earned and paid in cash on the policy anniversary date. Reduced annual premium option dividends earned on the policy anniversary date are credited against the next premium. Paid up additions option dividends earned on the policy anniversary date are applied to buy paid up insurance in the form of a single premium. Dividend accumulation option dividends are recognized when earned by policyholders, remain on deposit with the Company and earn interest. Terminal dividends are recognized when earned and paid at death or maturity of policy.

Foreign Currency Translation

   The Company also holds investments denominated in foreign currencies, which are carried at the foreign exchange spot rate at the end of the year. Any increases or decreases in the carrying amount of the Company's investments in investments denominated in foreign currencies due to changes in exchange rates between years are recorded as a change in General Account net unrealized capital gains (losses) which are credited or charged directly to surplus.

Separate Account Operations

   Separate Accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (generally stated at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities. Investment income and realized and unrealized capital gains and losses on the investments of the Separate Accounts, accrue directly to contract holders and accordingly, are not reflected in the Company's Statutory Statements of Operations and Changes in Capital and Surplus and Cash Flow.

Income Tax

   For the period following the separation of Brighthouse from MetLife, the Company will not join any consolidated group and will file its own stand-alone Federal income tax return.

   The future tax consequences of temporary differences between statutory financial reporting and tax basis of assets and liabilities are measured at the financial reporting dates and are recorded as DTA and deferred tax liabilities ("DTL"), subject to certain limitations. Changes in DTA and DTL, including changes attributable to changes in tax rates and changes in tax status, if any, are recognized as a separate component of gains and losses in unassigned surplus (deficit).

   DTA are limited to: (i) the amount of Federal income tax paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service ("IRS") tax loss carryback provisions, not to exceed three years;
(ii) an amount expected to be realized within the applicable period that is no greater than the applicable percentage of statutory capital and surplus as required to be shown on the Statutory

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

Statements of Admitted Assets, Liabilities and Capital and Surplus for the current reporting period's statement, adjusted to exclude any net DTA, electronic data processing equipment and operating software and any net positive goodwill plus; (iii) the amount of remaining gross DTA that can be offset against existing gross DTL. Any remaining DTA are nonadmitted.

   The realization of DTA depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that DTA will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

     . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

     .   the jurisdiction in which the DTA was generated;

     . the length of time that carryforwards can be utilized in the various taxing jurisdictions;

     . future taxable income exclusive of reversing temporary differences and carryforwards;

     .   future reversals of existing taxable temporary differences;

     .   taxable income in prior carryback years; and

     .   tax planning strategies.

   The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when estimates used in determining valuation allowances on DTA significantly change or when receipt of new information indicates the need for an adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income taxes and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

   The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

   The Company classifies interest and penalties as a component of income tax expense.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Related Party Transactions

   A transaction between related parties involving the exchange of assets or liabilities is classified as either an economic transaction or a non-economic transaction. An economic transaction is defined as an arm's-length transaction which results in the transfer of risks and rewards of ownership and represents a consummated act thereof, i.e., "permanence." Non-economic transactions between the Company and a related party insurance entity are recorded at the lower of existing book values or fair values at the date of the transaction. Non-economic transactions between the Company and related parties that are not insurance entities are recorded at the fair value at the date of the transaction; however, to the extent that the transaction results in a gain, an offsetting unrealized capital loss and liability is recorded to defer any impact on surplus. Economic transactions between the Company and other related parties are recorded at fair value at the date of the transaction. A transaction involving services between related parties is recorded at the amount charged and is generally subject to regulatory approval.

Note 2 - Fair Value Information

  Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Estimated Fair Value of All Financial Instruments

  Information related to the aggregate fair value of financial instruments is shown below at December 31, (in thousands):

                                                                                           2018
                                                             ----------------------------------------------------------------
                                                              Aggregate     Admitted
                                                              Fair Value     Value       Level 1      Level 2      Level 3
                                                             ------------ ------------ ------------ ------------ ------------
Assets
Bonds....................................................... $  1,017,506 $  1,000,595 $    198,895 $    798,264 $     20,347
Mortgage loans..............................................       98,902       98,871           --           --       98,902
Cash, cash equivalents and short-term investments...........       49,872       49,872       46,878        2,994           --
Contract loans..............................................      544,088      419,440           --       36,446      507,642
Derivative assets /(1)/.....................................       13,760       14,927           --       13,760           --
Investment income due and accrued...........................       18,988       18,988           --       18,988           --
Separate Account assets.....................................    6,744,641    6,744,641           --    6,744,641           --
                                                             ------------ ------------ ------------ ------------ ------------
  Total assets.............................................. $  8,487,758 $  8,347,334 $    245,773 $  7,615,093 $    626,891
                                                             ============ ============ ============ ============ ============
Liabilities
Investment contracts included in:
 Liability for deposit-type contracts....................... $      8,860 $      8,812 $         -- $         -- $      8,860
Derivative liabilities /(1)/................................           70           70           --           70           --
Payable for collateral received.............................        9,949        9,949           --        9,949           --
Investment contracts included in Separate Account
 liabilities................................................        3,468        3,468           --        3,468           --
                                                             ------------ ------------ ------------ ------------ ------------
  Total liabilities......................................... $     22,347 $     22,299 $         -- $     13,487 $      8,860
                                                             ============ ============ ============ ============ ============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


                                                                                           2017
                                                           ---------------------------------------------------------------------
                                                            Aggregate      Admitted
                                                            Fair Value      Value         Level 1       Level 2       Level 3
                                                           ------------- ------------- ------------- ------------- -------------
Assets
Bonds..................................................... $   1,421,040 $   1,326,013 $     113,430 $   1,239,276 $      68,334
Mortgage loans............................................       103,615       102,310            --            --       103,615
Cash, cash equivalents and short-term investments.........        49,248        49,249        17,288        31,960            --
Contract loans............................................       556,454       417,288            --        35,511       520,943
Derivative assets /(1)/...................................        10,383        10,829            --        10,383            --
Investment income due and accrued.........................        24,374        24,374            --        24,374            --
Separate Account assets...................................     8,101,052     8,101,052            --     8,101,052            --
                                                           ------------- ------------- ------------- ------------- -------------
  Total assets............................................ $  10,266,166 $  10,031,115 $     130,718 $   9,442,556 $     692,892
                                                           ============= ============= ============= ============= =============
Liabilities
Investment contracts included in:
 Liability for deposit-type contracts..................... $       7,792 $       7,376 $          -- $          -- $       7,792
Derivative liabilities /(1)/..............................           555           486            --           555            --
Payable for collateral received...........................        10,900        10,900            --        10,900            --
Investment contracts included in Separate Account
liabilities...............................................         3,904         3,904            --         3,904            --
                                                           ------------- ------------- ------------- ------------- -------------
  Total liabilities....................................... $      23,151 $      22,666 $          -- $      15,359 $       7,792
                                                           ============= ============= ============= ============= =============

    /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value, which equals the net admitted assets and liabilities.
   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities. The company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Determination of Estimated Fair Value

   The Company defines estimated fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

   In general, the estimated fair value of investments classified within Level 1 are based on quoted prices in active markets that are readily and regularly obtainable. These investments are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment. Investments classified within Level 3 use many of the same valuation techniques and inputs as described in the Level 2 discussions. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3. The use of independent non-binding broker quotations to value investments generally indicates there is a lack of liquidity or the general lack of transparency in the process to develop the valuation estimates generally causing such investments to be classified in Level 3.

Bonds, Cash, Cash Equivalents and Short-term Investments

   For Level 1 assets, the estimated fair value is determined using quoted prices in active markets that are readily and regularly obtainable. Additionally, as the estimated fair value for cash approximates carrying value, due to the nature of cash, it is classified as Level 1.

   For Level 2 assets, estimated fair values are determined using an income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, and duration for Level 2 assets. Privately-placed securities are valued using additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

   For Level 3 assets, estimated fair values are determined using a market approach. The estimated fair value is determined using matrix pricing or consensus pricing, with the primary inputs being quoted and offered prices.

Mortgage Loans

   For mortgage loans, estimated fair value is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar mortgage loans. The estimated fair values for impaired mortgage loans are principally obtained by estimating the fair value of the underlying collateral using market standard appraisal and valuation methods. Mortgage loans valued using significant unobservable inputs are classified in Level 3.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Contract Loans

   The estimated fair value for contract loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, using observable inputs and is classified as Level 2. For contract loans with fixed interest rates, estimated fair values are determined using a discounted cash flow model applied to groups of similar contract loans determined based on the nature of the underlying insurance liabilities, using unobservable inputs and is classified in Level 3.

Derivatives

   For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, estimated fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models, pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

   The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect the net change in capital and surplus.

   The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

Investment Income Due and Accrued

   Due to the short-term nature of investment income due and accrued, the Company believes there is minimal risk of material changes in interest rates or the credit of the issuer such that estimated fair value approximates carrying value. These amounts are generally classified as Level 2.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Separate Account Assets and Investment Contracts Included in Separate Account Liabilities

   For separate account assets classified as Level 2 assets, estimated fair values are determined using either a market or income approach. The estimated fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported net asset value ("NAV") provided by the fund managers.

   Investment contracts included in Separate Account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts. The carrying value of these Separate Account liabilities, which represents an equivalent summary total of the Separate Account assets supporting these liabilities, approximates the estimated fair value. These investment contracts are classified as Level 2 to correspond with the Separate Account assets backing the investment contracts.

   The difference between the estimated fair value of investment contracts included in Separate Account liabilities in the table above and the total recognized in the Statutory Statements of Assets, Liabilities, Surplus and Other Funds represents amounts due under contracts that are accounted for as insurance contracts.

Investment Contracts Included in Liability for Deposit-Type Contracts

   The fair value of investment contracts included in the liability for deposit-type contracts is estimated by discounting best estimate future cash flows based on assumptions that market participants would use in pricing such liabilities, with consideration of the Company's non-performance risk (own-credit risk) not reflected in the fair value calculation. The assumptions used in estimating these fair values are based in part on unobservable inputs classified in Level 3.

Payable for Collateral Received

   The estimated fair value of amounts payable for collateral received approximates carrying value as these obligations are short-term in nature. These amounts are generally classified in Level 2.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Assets and Liabilities Measured and Reported at Estimated Fair Value at Reporting Date

Hierarchy Table

    The following tables provide information about financial assets and liabilities measured and reported at estimated fair value at December 31, (in thousands):

                                                                                        2018
                                                              --------------------------------------------------------------
                                                              Fair Value Measurements at Reporting Date Using
                                                              -----------------------------------------------
                                                                 Level 1         Level 2          Level 3         Total
                                                               -------------   --------------  -------------  --------------
Assets
 Bonds
  Industrial & Miscellaneous................................. $          --   $           --   $          --  $           --
 Derivative assets /(1)/
  Foreign currency exchange rate.............................            --            2,453              --           2,453
 Separate Account assets /(2)/...............................            --        6,744,641              --       6,744,641
                                                               -------------   --------------  -------------  --------------
   Total assets                                               $          --   $    6,747,094   $          --  $    6,747,094
                                                               =============   ==============  =============  ==============
Liabilities
 Derivative liabilities /(1)/
  Foreign currency exchange rate............................. $          --   $           70   $          --  $           70
 Separate Account liabilities................................            --               --              --              --
                                                               -------------   --------------  -------------  --------------
   Total liabilities......................................... $          --   $           70   $          --  $           70
                                                               =============   ==============  =============  ==============

                                                                                        2017
                                                              --------------------------------------------------------------
                                                              Fair Value Measurements at Reporting Date Using
                                                              -----------------------------------------------
                                                                 Level 1         Level 2          Level 3         Total
                                                               -------------   --------------  -------------  --------------
Assets
 Bonds
  Industrial & Miscellaneous................................. $          --   $          278   $          --  $          278
 Derivative assets /(1)/
  Foreign currency exchange rate.............................            --            1,548              --           1,548
 Separate Account assets /(2)/...............................            --        8,101,052              --       8,101,052
                                                               -------------   --------------  -------------  --------------
   Total assets.............................................. $          --   $    8,102,878   $          --  $    8,102,878
                                                               =============   ==============  =============  ==============

Liabilities
 Derivative liabilities /(1)/
  Foreign currency exchange rate............................. $          --   $          396   $          --  $          396
 Separate Account liabilities................................            --            3,904              --           3,904
                                                               -------------   --------------  -------------  --------------
   Total liabilities......................................... $          --   $        4,300   $          --  $        4,300
                                                               =============   ==============  =============  ==============

(1)Derivative assets and derivative liabilities presented in the table above represent only those derivatives that are carried at estimated fair value. Accordingly, the amounts above exclude derivatives carried at amortized cost, which include highly effective derivatives and RSATs.

(2)Separate Account assets are subject to General Account claims only to the extent that the value of such assets exceeds the Separate Account liabilities. Investments (stated generally at estimated fair value) and liabilities of the Separate Accounts are reported separately as assets and liabilities.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   See "Determination of Estimated Fair Value" above for a description of the valuation technique(s) and the inputs used in the fair value measurement for assets and liabilities measured and reported at fair value.

Note 3 - Investments

Bonds by Sector

   The following table presents the book/adjusted carrying value, gross unrealized gains and losses and estimated fair value of bonds owned at December 31, (in thousands):

                                                          2018                                         2017
                                       ------------------------------------------- --------------------------------------------
                                                      Gross Unrealized                            Gross Unrealized
                                       Book/Adjusted  ---------------- Estimated   Book/Adjusted  ----------------- Estimated
                                       Carrying Value  Gains   Losses  Fair Value  Carrying Value   Gains   Losses  Fair Value
                                       -------------- -------- ------- ----------- -------------- --------- ------- -----------
Bonds
  U.S. corporate...................... $      381,011 $  6,916 $ 6,289 $   381,638 $      529,236 $  37,527 $ 2,102 $   564,661
  U.S. Treasury and agency............        251,335   12,031     514     262,852        162,065    16,544      94     178,515
  Foreign corporate...................        160,301    4,214   1,437     163,078        282,580    18,361     774     300,167
  CMBS................................        114,847    1,474     652     115,669        127,059     4,278     100     131,237
  RMBS................................         68,164    1,095     818      68,441        111,289     2,399   2,254     111,434
  ABS.................................         14,623      258      --      14,881         32,222       663      14      32,871
  State and political subdivision.....         10,220      640      --      10,860         59,357    20,352      --      79,709
  Foreign government..................             94       --       7          87         22,205       811     570      22,446
                                       -------------- -------- ------- ----------- -------------- --------- ------- -----------
   Total bonds........................ $    1,000,595 $ 26,628 $ 9,717 $ 1,017,506 $    1,326,013 $ 100,935 $ 5,908 $ 1,421,040
                                       ============== ======== ======= =========== ============== ========= ======= ===========

   The Company did not hold non-income producing bonds at December 31, 2018. The Company held non-income producing bonds with a book/adjusted carrying value of $278 thousand at December 31, 2017.

Maturities of Bonds

   The book/adjusted carrying value and estimated fair value of bonds, by contractual maturity, were as follows at December 31, 2018 (in thousands):

                                               Book/Adjusted      Estimated
                                               Carrying Value     Fair Value
                                              ---------------- ----------------
Due in one year or less...................... $        104,955 $        105,710
Due after one year through five years........          228,530          232,323
Due after five years through ten years.......          285,818          286,415
Due after ten years..........................          183,658          194,066
                                              ---------------- ----------------
 Subtotal....................................          802,961          818,514
Loan-backed securities.......................          197,634          198,992
                                              ---------------- ----------------
 Total....................................... $      1,000,595 $      1,017,506
                                              ================ ================

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Bonds not due at a single maturity date have been presented in the year of final contractual maturity. Loan-backed securities are shown separately, as they are not due at a single maturity.

   Cash equivalents and short-term investments have contractual maturities of one year or less.

Continuous Gross Unrealized Losses for Bonds - By Sector

   The following table presents the estimated fair value and gross unrealized losses of bonds in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous gross unrealized loss position at December 31, (in thousands, except number of securities):

                                                     2018                                       2017
                                  ------------------------------------------ ------------------------------------------
                                                        Equal to or Greater                        Equal to or Greater
                                   Less than 12 Months     than 12 Months    Less than 12 Months     than 12 Months
                                  --------------------- -------------------- -------------------- ---------------------
                                  Estimated    Gross    Estimated   Gross    Estimated   Gross    Estimated    Gross
                                    Fair     Unrealized   Fair    Unrealized   Fair    Unrealized   Fair     Unrealized
                                    Value      Losses     Value     Losses     Value     Losses     Value      Losses
                                  -------------------------------------------------------------------------------------
 U.S. corporate.................. $  109,189 $   3,056  $  31,950 $   3,233  $  20,790  $   525   $   42,618 $   1,577
 U.S. Treasury and agency........     53,148       514         90        --     10,470       94           --        --
 Foreign corporate...............     41,307     1,319      5,739       118      1,601        8        6,205       766
 CMBS............................     34,017       555      3,232        97     15,530      100           --        --
 RMBS............................     29,424       818         --        --     10,688      128       39,182     2,126
 ABS.............................         --        --         --        --      4,985       14           --        --
 Foreign government..............         86         7         --        --      1,482       23       15,364       547
                                  ---------- ---------  --------- ---------  ---------  -------   ---------- ---------
  Total bonds.................... $  267,171 $   6,269  $  41,011 $   3,448  $  65,546  $   892   $  103,369 $   5,016
                                  ========== =========  ========= =========  =========  =======   ========== =========
Total number of securities in an
unrealized loss position.........        115                   16                   34                    24

Loan-backed Security Holdings - OTTI Losses

   The Company did not impair any loan-backed securities to estimated fair value during the year ended December 31, 2018 because of either (i) an intent to sell the security or (ii) the inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost.

   The Company did not impair any loan-backed securities to the estimated present value of projected future cash flows expected to be collected during the year ended December 31, 2018.

Evaluating Temporarily Impaired Bonds for OTTI

   As more fully described in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its securities holdings in accordance with its OTTI policy in order to evaluate whether such investments are other than temporarily impaired. These securities were included in the Company's OTTI review process. With respect to loan-backed securities in the bond portfolio, the Company performs scenario analyses. The scenarios attempt to project future delinquencies and principal losses. Based upon the Company's current evaluation of its securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other than temporarily impaired. Future impairments will depend primarily on economic fundamentals, issuer performance (including changes in estimated present value of projected future cash flows to be collected) and changes in credit ratings, collateral valuations, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, additional impairments may be incurred in upcoming periods.

   Gross unrealized losses on bonds increased $3,809 thousand during the year ended December 31, 2018 to $9,717 thousand from $5,908 thousand at December 31, 2017. The increase in gross unrealized losses for the year ended December 31, 2018 was primarily attributable to increasing longer-term interest rates and widening credit spreads.

Mortgage Loans

Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at December 31, (dollars in thousands):

                                                  2018                   2017
                                         ---------------------- -----------------------
                                           Amount     Percent      Amount     Percent
                                         ----------- ---------- ------------ ----------
Agricultural............................ $    71,661        72% $     75,056        73%
Commercial..............................      27,210         28       27,254         27
                                         ----------- ---------- ------------ ----------
  Total mortgage loans, net............. $    98,871       100% $    102,310       100%
                                         =========== ========== ============ ==========

   At December 31, 2018 and 2017, the Company had mortgage loan participations of $ 4,216 thousand and $4,262 thousand, respectively.

Valuation Allowance by Portfolio Segment

   At both December 31, 2018 and 2017, there were no valuation allowances on mortgage loans.

Geographic Diversification, Loan Origination and Interest Rate Changes

   Mortgage loans are collateralized by real estate located in the United States and are diversified by geographic region. States where the associated real estate was located that were 5% or more of the Company's total mortgage loans at December 31, 2018 were as follows:

                                        Percent of Total
                          State          Mortgage Loans
                       ------------    -----------------
                       California.....            40%
                       Texas..........             25
                       Florida........             12
                       Colorado.......              8
                                          -----------
                             Total....            85%
                                          ===========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate. From time to time, the Company may originate loans in excess of 75% of the purchase price of the underlying real estate, if underwriting risk is sufficiently within the Company's standards. The Company did not originate any mortgage loans during the year ended
December 31, 2018. The maximum percentage of any one loan to the value of the underlying real estate at the time of the origination and originated during the years ended December 31, 2017 and 2016 was 68% and 65%, respectively.

   The Company did not fund any mortgage loans during the year ended December 31, 2018. The maximum and minimum interest rates for mortgage loans funded during 2017 and 2016, by portfolio segment, were:

                                              2017              2016
                                        ----------------- -----------------
                                         Maximum  Minimum  Maximum  Minimum
                                        -------- -------- -------- --------
    Agricultural.......................    4.65%    3.26%    3.89%    2.95%
    Commercial.........................    4.61%    3.91%    4.65%    3.36%

    During the years ended December 31, 2018, 2017, and 2016, the Company did not reduce interest rates on any outstanding mortgage loans.

Credit Quality of Agricultural Mortgage Loans

   Information about the credit quality of agricultural mortgage loans is presented below at December 31, (dollars in thousands):

                                                  2018                    2017
                                         ----------------------- -----------------------
                                          Recorded                Recorded
                                          Investment  % of Total  Investment  % of Total
Loan-to-value ratios:                    ----------- ----------- ----------- -----------
Less than 65%........................... $    71,661       100%  $    73,314        97%
65% to 75%..............................          --         --        1,742          3
                                         ----------- ----------  ----------- ----------
 Total.................................. $    71,661       100%  $    75,056       100%
                                         =========== ==========  =========== ==========

Credit Quality of Commercial Mortgage Loans

   Information about the credit quality of commercial mortgage loans is presented below at December 31, (dollars in thousands):

                                                  2018                    2017
                                         ----------------------- -----------------------
                                          Recorded                Recorded
                                          Investment              Investment
                                           >1.20x     % of Total   >1.20x     % of Total
Loan-to-value ratios:                    ----------- ----------- ----------- -----------
Less than 65%........................... $    26,710        98%  $    26,754        98%
65% to 75%..............................         500          2          500          2
                                         ----------- ----------  ----------- ----------
 Total.................................. $    27,210       100%  $    27,254       100%
                                         =========== ==========  =========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Age Analysis and Nonaccrual Status of Mortgage Loans

   The Company has a high quality, well performing, mortgage loan portfolio, with all mortgage loans classified as current at both December 31, 2018 and 2017. The Company defines delinquent mortgage loans, consistent with industry practice, when mortgage loans are past due as follows: commercial mortgage loans - 60 days and agricultural mortgage loans - 90 days. The Company had no mortgage loans past due and no mortgage loans in nonaccrual status at both December 31, 2018 and 2017.

Impaired Mortgage Loans

   The Company had no impaired mortgage loans at both December 31, 2018 and 2017.

Mortgage Loans Modified in a Troubled Debt Restructuring

   The Company had no mortgage loans modified in a troubled debt restructuring during the years ended December 31, 2018, 2017 or 2016.

Concentrations of Credit Risk

   Investments in any counterparty that were greater than 10% of surplus included U.S. Treasury and agency securities with a book/adjusted carrying value of $299,301 thousand and $213,004 thousand at December 31, 2018 and 2017, respectively.

Restricted Assets

   The table below provides a summary of restricted assets, all of which are included in the General Account, at book/adjusted carrying value at December 31, (in thousands):

                                                       2018                             2017
                                         -------------------------------- --------------------------------
                                           Total                  % of      Total                  % of
                                         Pledged &     % of      Total    Pledged &     % of      Total
                                         Restricted   Total     Admitted  Restricted   Total     Admitted
                                           Assets     Assets     Assets     Assets     Assets     Assets
                                         ---------- ---------- ---------- ---------- ---------- ----------
State deposits.......................... $    3,414       0.0%       0.0% $    3,598       0.0%       0.0%
Derivatives collateral..................        417        0.0        0.0        400        0.0        0.0
                                         ---------- ---------- ---------- ---------- ---------- ----------
Total pledged and restricted assets..... $    3,831       0.0%       0.0% $    3,998       0.0%       0.0%
                                         ========== ========== ========== ========== ========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Derivatives

Types of Derivatives

   The table below provides a summary of the notional amount, book/adjusted carrying value, estimated fair value and primary underlying risk exposure by type of derivative held at December 31, (in thousands):

                                                                       2018                        2017
                                                            --------------------------- ---------------------------
                                                                      Book/                       Book/
                                                                     Adjusted Estimated          Adjusted Estimated
       Primary Underlying                                   Notional Carrying   Fair    Notional Carrying   Fair
         Risk Exposure                 Instrument Type       Amount   Value     Value    Amount   Value     Value
---------------------------------   ----------------------- -------- -------- --------- -------- -------- ---------
  Foreign currency exchange rate    Foreign currency swaps. $ 75,061 $ 14,486 $ 13,564  $ 76,697 $  9,903  $ 9,302
  Credit                            Credit default swaps...   22,000      371      126    22,000      440      526
                                                            -------- -------- --------  -------- --------  -------
                                         Total Assets...... $ 97,061 $ 14,857 $ 13,690  $ 98,697 $ 10,343  $ 9,828
                                                            ======== ======== ========  ======== ========  =======

Foreign Currency Exchange Rate Derivatives

   The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Credit Derivatives

   Credit derivatives are used by the Company to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event as defined by the contract occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred.

   Credit default swaps are also used in RSATs to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments such as U.S. Treasury securities, agency securities or other bonds. In certain instances, the Company may lock in the economic impact of

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

existing credit default swaps used in RSATs by entering into offsetting positions. Credit default swaps used in RSATs are included in credit default swaps in the preceding table and are not designated as hedging instruments.

Hedging

Fair Value Hedges

   The Company held no fair value hedges during the years ended December 31, 2018, 2017, and 2016.

Cash Flow Hedges

   The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets as cash flow hedges when they have met the effectiveness requirements of SSAP 86.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   For the year ended December 31, 2018 and 2016, there were no gains (losses) related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation. For the year ended December 31, 2017, there were net losses of $615 thousand related to cash flow derivatives that no longer qualify for hedge accounting or for which the Company removed the hedge designation.

   In certain instances, the Company may discontinue cash flow hedge accounting because it is no longer probable that the forecasted transaction will occur by the end of the originally specified time period or within two months of the anticipated date. For the years ended December 31, 2018, 2017, and 2016, there were no gains (losses) related to such discontinued cash flow hedges.

   There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2018, 2017, and 2016.

Non-qualifying Derivatives

   The Company enters into the following derivatives that do not qualify for hedge accounting under SSAP 86: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates and (ii) credit default swaps to economically hedge its exposure to adverse movements in credit.

Derivatives for Other than Hedging Purposes

   The Company enters into credit default swaps used in RSATs for other than hedging purposes under SSAP 86.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The estimated fair value of the derivatives held for other than hedging purposes is presented in the following table at December 31, (in thousands):

                                         Asset/(1)/       Liability/(1)/
                                      ----------------- -------------------
                                        2018     2017     2018      2017
                                      -------- -------- --------- ---------
     Derivative component of RSATs... $    126 $    526 $      -- $      --

   /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value.

   The average estimated fair value of derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                         Asset/(1)/       Liability/(1)/
                                      ----------------- -------------------
                                        2018     2017     2018      2017
                                      -------- -------- --------- ---------
     Derivative component of RSATs... $    355 $    425 $      -- $      --

   /(1)/Classification of derivatives is based on each derivative's positive
        (asset) or negative (liability) book/adjusted carrying value.

   The net realized gains (losses) on the derivatives held for other than hedging purposes is presented in the following table for the years ended December 31, (in thousands):

                                             2018      2017     2016
                                           --------- -------- --------
          Derivative component of RSATs... $      72 $    296 $    223

Credit Derivatives

   In connection with RSATs, the Company writes credit default swaps for which it receives a premium to insure credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $22,000 thousand at both
December 31, 2018 and 2017. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2018 and 2017, the Company would have received $126 thousand and $526 thousand, respectively, to terminate all of these contracts.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, (in thousands, except weighted average years to maturity):

                                                            2018                                         2017
                                         -------------------------------------------  ------------------------------------------
                                                           Maximum                                      Maximum
                                                          Amount of                                    Amount of
                                                            Future                                       Future
                                           Estimated       Payments      Weighted     Estimated Fair    Payments      Weighted
 Rating Agency Designation               Fair Value of      under         Average        Value of        under        Average
       of Referenced            NAIC     Credit Default Credit Default   Years to     Credit Default Credit Default   Years to
 Credit Obligations /(1)/    Designation     Swaps          Swaps      Maturity /(2)/     Swaps          Swaps      Maturity (2)
---------------------------  ----------- -------------- -------------- -------------  -------------- -------------- ------------
Baa.........................           2
 Credit default swaps
  referencing indices.......                 $      126    $    22,000           4.9      $      526    $    22,000          5.0

/(1)/The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), Standard and Poor's Rating Services ("S&P") and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

/(2)/The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

   The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2018 and 2017, the Company had no purchased credit protection to offset referenced credit obligations in the table above.

Off-Balance Sheet Risk and Credit Risk

   The table below summarizes the notional amount of the Company's financial instruments (derivatives that are designated as effective hedging instruments and derivatives used in replications) with off-balance sheet credit risk at December 31, (in thousands):

                                             Asset           Liability
                                      ------------------- ---------------
                                        2018      2017     2018    2017
                                      --------- --------- ------- -------
       Foreign currency swaps........ $  15,917 $  15,917 $    -- $    --
       Credit default swaps..........        --    22,000      --      --
                                      --------- --------- ------- -------
       Total......................... $  15,917 $  37,917 $    -- $    --
                                      ========= ========= ======= =======

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set-off receivables from

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which may require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by clearing brokers or central clearing counterparties to such derivatives.

   Off-balance sheet credit exposure is the excess of positive estimated fair value over positive book/adjusted carrying value for the Company's highly effective hedges and derivatives used in replications at the reporting date. All collateral received from counterparties to mitigate credit-related losses is deemed worthless for the purpose of calculating the Company's off-balance sheet credit exposure. The off-balance sheet credit exposure of the Company's swaps was $1,078 thousand and $1,263 thousand at December 31, 2018 and 2017, respectively.

   At December 31, 2018, the estimated fair value of collateral consisting of various securities received by the Company on its OTC-bilateral derivatives as variation margin was $3,477 thousand. At December 31, 2017, the Company did not receive securities collateral on its OTC derivatives.

    The Company enters into various collateral arrangements, which may require both the pledging and accepting of collateral in connection with its derivatives. The table below summarizes the collateral pledged by the Company in connection with its OTC derivatives at December 31, (in thousands):

                                        Securities /(1)/
                                      ---------------------
                                         2018       2017
                                      ---------- ----------
                     Initial Margin:
                     OTC-cleared..... $      417 $      400

 /(1)/Securities pledged as collateral are reported in bonds. Subject to certain constraints, the counterparties are permitted by contract to sell or repledge this collateral.

   The table below summarizes the collateral received by the Company in connection with its OTC derivatives as of December 31, (in thousands):

                          Cash /(1)/       Securities           Total
                       ----------------- --------------- -------------------
                        2018     2017     2018    2017     2018      2017
                       ------- --------- ------- ------- --------- ---------
    Variation Margin:
    OTC-bilateral..... $ 9,825 $  10,374 $ 3,477 $    -- $  13,302 $  10,374
    OTC-cleared.......     124       526      --      --       124       526
                       ------- --------- ------- ------- --------- ---------
    Total OTC......... $ 9,949 $  10,900 $ 3,477 $    -- $  13,426 $  10,900
                       ======= ========= ======= ======= ========= =========

 /(1)/Cash collateral received is reported in cash, cash equivalents and short-term investments and the obligation to return the collateral is reported in payable for collateral under securities loaned and other transactions.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that party reaches a minimum transfer amount. Certain of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of the Company or the counterparty. In addition, the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

Net Investment Income

   The components of net investment income for the years ended December 31, were as follows (in thousands):

                                            2018        2017         2016
                                         ----------- ----------- ------------
  Bonds................................. $    61,721 $    67,640 $     72,714
  Mortgage loans........................       4,336       4,471        7,946
  Cash, cash equivalents and short-term
    investments.........................       2,153         337           81
  Contract loans........................      22,632      23,626       23,265
  Derivatives...........................       1,574       1,581        2,228
  Other.................................         476       4,268        4,315
                                         ----------- ----------- ------------
   Gross investment income..............      92,892     101,923      110,549
   Less: investment expenses............       2,373       2,407        2,458
                                         ----------- ----------- ------------
   Net investment income, before IMR
     amortization.......................      90,519      99,516      108,091
  IMR amortization......................         221          37          810
                                         ----------- ----------- ------------
  Net investment income................. $    90,740 $    99,553 $    108,901
                                         =========== =========== ============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Net Realized Capital Gains (Losses), Net of Federal Income Tax and Interest Maintenance Reserve Transfer

   Net realized capital gains (losses) on investments and derivatives for the years ended December 31, were as follows (in thousands):

                                                        2018         2017         2016
                                                     ----------- ------------ -------------
Bonds............................................... $    10,750 $    (1,382) $    (13,993)
Mortgage loans......................................         (3)           --           454
Derivatives.........................................         338        2,465         2,024
Other...............................................         140          135         2,538
                                                     ----------- ------------ -------------
Net realized capital gains (losses), before Federal
income tax..........................................      11,225        1,218       (8,977)
 Less: Federal income tax expense (benefit).........       3,519        (150)       (4,036)
                                                     ----------- ------------ -------------
Net realized capital gains (losses), before IMR
transfer............................................       7,706        1,368       (4,941)
IMR transfer, net of Federal income tax expense
(benefit) of $2,276 thousand and ($474) thousand,
respectively........................................       8,564        (879)       (7,505)
                                                     ----------- ------------ -------------
Net realized capital gains (losses), net of Federal
income tax and IMR transfer......................... $     (858) $      2,247 $       2,564
                                                     =========== ============ =============

Proceeds from Sales and Disposals and Realized Capital Gains (Losses) on Bonds and Stocks

   Proceeds from sales or disposals of bonds, the related gross realized capital gains (losses) on bonds, which are generally determined by the first in, first out basis, and the related foreign exchange capital gains (losses) on bonds were as follows for the years ended December 31, (in thousands):

                                                            2018         2017         2016
                                                        ------------ ------------ ------------
Proceeds from sales and disposals...................... $    573,275 $    179,779 $    594,172
Gross realized capital gains on sales.................. $     23,242 $        727 $      7,865
Gross realized capital losses on sales................. $   (12,522) $      (831) $   (20,036)
Foreign exchange capital gains on sales................ $         37 $         -- $         --
Foreign exchange capital losses on sales............... $        (7) $    (1,277) $    (1,822)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Prepayment Penalty and Acceleration Fees

   The Company had securities sold, redeemed or otherwise disposed of as a result of a callable feature. The number of securities sold, disposed or otherwise redeemed and the aggregate amount of investment income generated as a result of a prepayment penalty and/or acceleration fee were as follows for the years ended December 31, (in thousands, except number of securities):

                                                  2018         2017        2016
                                              ------------ ------------ ----------
Number of CUSIPs.............................           20           27         10
Aggregate Amount of Investment Income........ $      1,442 $      3,006 $      385

Note 4 - Related Party Information

Service Agreements

   The Company is a party to service agreements with its affiliates, including, but not limited to, Brighthouse Services, LLC ("Brighthouse Services"), that provide for a broad range of services to be rendered and facilities and equipment to be provided. Services, facilities and equipment are requested by the recipient as deemed necessary for its operations. These agreements involve cost allocation arrangements, under which the recipient pays the provider for all expenses, direct and indirect, reasonably and equitably determined to be attributable to the services, facilities and equipment provided. There are also a number of other service arrangements with affiliates pursuant to which the provider, at the request of the recipient, renders specified services for a stated fee. Income and expenses under these agreements are reflected in other income (loss) and insurance expenses and taxes (other than Federal income and capital gains taxes), respectively, on the Statutory Statements of Operations and Changes in Capital and Surplus.

Reinsurance Agreements

   The Company has reinsurance agreements with Brighthouse Life Insurance Company ("Brighthouse Insurance") and Brighthouse Reinsurance Company of Delaware ("BRCD"), both of which are related parties.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                 2018        2017        2016
                                              ----------- ----------- -----------
Premiums and annuity considerations:
   Reinsurance ceded......................... $  (21,516) $  (27,246) $  (44,034)
Reserve adjustments on reinsurance ceded:
  Reinsurance ceded.......................... $ (601,480) $ (530,503) $ (433,162)
Benefits payments:
   Reinsurance ceded......................... $ (618,709) $ (540,705) $ (449,979)
Changes to reserves, deposit funds and other
policy liabilities:
   Reinsurance ceded......................... $ (124,417) $    68,527 $   104,533

   Information regarding the significant effects of related party reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                                   2018         2017
                                                               ------------ ------------
Reserves for life and health insurance, annuities and deposit-
type contracts:
   Reinsurance ceded.......................................... $  (537,498) $  (569,865)
Funds held under reinsurance treaties:
   Reinsurance ceded.......................................... $     33,576 $     33,089

   The Company ceded a block of business to BRCD, an affiliate, on a 90% coinsurance with funds withheld basis. This agreement covers certain term policies issued by the Company in 2007 and 2008. Ceded aggregate reserves related to this business were $68,189 thousand and $68,185 thousand at December 31, 2018 and 2017, respectively; the Company recorded a funds withheld liability of $33,576 thousand and $33,089 thousand at December 31, 2018 and 2017, respectively; ceded premiums related to this business were $847 thousand, $2,054 thousand, and $1,686 thousand for the years ended December 31, 2018, 2017, and 2016, respectively; and pre-tax income (loss) were ($1,290) thousand, $1,349 thousand, and $993 thousand for the years ended December 31, 2018, 2017, and 2016, respectively.

   In January 2017, the Company executed a novation and assignment of a reinsurance agreement under which Metropolitan Life Insurance Company ("MLIC") reinsured certain variable annuities, including guaranteed minimum benefits. As a result of the novation and assignment, the reinsurance agreement is now between Brighthouse Insurance and the Company. The transaction was treated as a termination of the existing reinsurance agreement and execution of a new reinsurance agreement

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

having no net surplus impact. The transaction resulted in a gain in surplus of $55,179 thousand and was directly offset by a current period loss of the same amount at the time of the novation and assignment.

   Financial impacts recorded by the Company for this business excluding the effect of the novation and assignment stated above, were aggregate ceded reserves of $350,723 thousand and $277,640 thousand at December 31, 2018 and 2017, respectively; ceded premiums of $11,159 thousand, $15,394 thousand, and $31,623 thousand for the years ended December 31, 2018, 2017, and 2016, respectively; ceded reserve adjustments on reinsurance of $601,480 thousand, $530,503 thousand, and $433,162 thousand for the years ended December 31, 2018, 2017, and 2016, respectively, ceded benefits of $614,100 thousand, $535,994 thousand, and $447,312 thousand for the years ended December 31, 2018, 2017, and 2016, respectively.

   The Company ceded 100% of its share of the liabilities for certain guaranteed benefits riders to Brighthouse Insurance. The Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus includes aggregate ceded reserves related to this business of $117,602 thousand and $66,248 thousand at December 31, 2018 and 2017, respectively; ceded premiums of $9,367 thousand, $9,922 thousand, and $10,452 thousand for the years ended December 31, 2018, 2017, and 2016, respectively.

Investments

   The Company did not report any investments in an insurance subsidiary, controlled and affiliated ("SCA"), for which the statutory capital and surplus reflects a departure from the NAIC statutory accounting practices and procedures during the year ended December 31, 2018.

Other

   In the normal course of business, the Company transfers invested assets, primarily consisting of bonds, to affiliates and receives invested assets, primarily consisting of bonds, from affiliates. The Company transferred invested assets to affiliates with a book/adjusted carrying value ("BACV") of $356,638 thousand and an estimated fair value of $369,909 thousand for the year ended December 31, 2018. The Company did not transfer invested assets to affiliates for the year ended December 31, 2017.

   On November 27, 2018, Brighthouse Reinsurance Company of Delaware purchased invested assets, primarily bonds, with a BACV of $183,795 thousand and fair value of $197,594 thousand along with accrued interest of $2,065 thousand from the Company for total cash proceeds of $199,659 thousand.

   On December 21, 2018, Brighthouse Insurance issued a $200,000 thousand surplus note (the "Brighthouse Insurance Surplus Note") to the Company in exchange for $28,095 thousand of cash and bonds with a BACV of $172,842 thousand and fair value of $171,905 thousand.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   On December 21, 2018, the Company paid an ordinary cash dividend of $65,000 thousand and returned $335,000 thousand of capital, comprised of $135,000 thousand of cash and the $200,000 thousand Brighthouse Insurance Surplus Note, to its parent, Brighthouse Holdings, LLC.

   The Company has entered into a Limited Liability Company Agreement (the "Agreement") with Brighthouse Investments Advisers, LLC and several other affiliates that are also members of Brighthouse Advisers. Among other things, the Agreement sets forth provisions for the allocation of income and losses to the members of Brighthouse Advisers, including the Company.

   The Company has receivables and payables with affiliates for services necessary to conduct its business. Amounts admitted are expected to be settled within 90 days. Receivables from affiliates, included in other assets, totaled $4,388 and $8,019 thousand at December 31, 2018 and 2017, respectively. Payables to affiliates, included in other liabilities, totaled $5,180 thousand and $18,810 thousand at December 31, 2018 and 2017, respectively.

Note 5 - Premium and Annuity Considerations Deferred and Uncollected

   Premium and annuity considerations deferred and uncollected at December 31, were as follows (in thousands):

                                                         2018                       2017
                                              -------------------------- --------------------------
                    Type                         Gross    Net of Loading    Gross    Net of Loading
--------------------------------------------  ----------- -------------- ----------- --------------
Ordinary renewal............................. $    17,680  $    16,070   $    19,106  $    17,489
Personal health..............................          --           --            91           91
                                              -----------  -----------   -----------  -----------
  Total...................................... $    17,680  $    16,070   $    19,197  $    17,580
                                              ===========  ===========   ===========  ===========

Note 6 - Reinsurance and Other Insurance Transactions

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses and minimize exposure to significant risks.

   For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $5,000 thousand per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of certain level premium term life policies to BRCD. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

   For its individual annuity business, the Company reinsures to Brighthouse Insurance, and formerly reinsured to MLIC, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with certain variable annuities. Under the benefit guarantee

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.

   The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. The Company also periodically monitors the collectability of reinsurance balances. No single unrelated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance agreement. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

   The financial statements include the impact of reinsurance. Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Operations and Changes in Capital and Surplus was as follows for the years ended December 31, (in thousands):

                                                 2018        2017        2016
                                              ----------- ----------- -----------
Premiums and annuity considerations:
   Reinsurance ceded......................... $  (72,276) $  (87,233) $  (90,007)

Reserve adjustments on reinsurance ceded:
   Reinsurance ceded......................... $ (601,480) $ (530,503) $ (433,162)

Benefits payments:
   Reinsurance ceded......................... $ (661,449) $ (595,365) $ (516,452)

Changes to reserves, deposit funds and other
policy liabilities:
   Reinsurance ceded......................... $ (105,993) $    78,501 $   120,362

   Information regarding the significant effects of related and unrelated reinsurance included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus was as follows at December 31, (in thousands):

                                                                  2018        2017
                                                               ----------- -----------
Reserves for life and health insurance, annuities and deposit-
type contracts:
   Reinsurance ceded.......................................... $ (958,939) $ (870,714)

Funds held under reinsurance treaties:
   Reinsurance ceded.......................................... $    78,540 $    78,827

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company has ceded reinsurance to related and unrelated companies that are unauthorized, or not accredited to write reinsurance agreements in the domiciliary state of the Company. The unauthorized reinsurance liability is calculated to record a liability for reserve credits taken that are not fully collateralized by each unauthorized reinsurance company. The unauthorized companies provide collateral to the Company to support the ceded liabilities. The collateral provided includes trust agreements and funds held under reinsurance treaties. There was no unauthorized liability balance for the Company at both December 31, 2018 and 2017. Assets held in trust for reinsurance agreements totaled $85,700 thousand and $83,718 thousand at December 31, 2018 and 2017, respectively. Funds held under reinsurance treaties totaled $78,540 thousand and $78,827 thousand at December 31, 2018 and 2017, respectively.

Deferred Gains on Reinsurance Agreements

   The Company has entered into reinsurance agreements to cede in-force business to reinsurers. These agreements may result in deferred gains on reinsurance, net of income tax, which is recorded in unassigned surplus (deficit). The change in deferred gains on reinsurance is recognized as an adjustment to surplus and is reflected in change in surplus as a result of reinsurance. The rollforward of deferred gains on reinsurance agreements is as follows at December 31, (in thousands):

                                                       2018         2017
                                                   -----------  -----------
    Balance at beginning of year.................. $    89,317  $    37,218
    Capitalization of deferred gain on affiliated
    reinsurance /(1)/.............................          --       92,397
    Amortization of deferred gains on affiliated
    reinsurance /(1)/.............................      (3,080)     (40,298)
                                                   -----------  -----------
    Balance at end of year........................ $    86,237  $    89,317
                                                   ===========  ===========

       /(1)/ See Note 4 - Related Party Information - "Reinsurance Agreements" for additional information.

Note 7 - Reserves for Life Contracts and Deposit-Type Contracts

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. Reserves amounting to $2,282 thousand and $2,376 thousand at December 31, 2018 and 2017, respectively, are held for surrender values in excess of the legally computed reserves.

   The method employed in the valuation of substandard policies is identical to the method employed in the valuation of standard policies; a mean reserve method is used, but for substandard policies, the mean reserves are based on appropriate multiples of standard rates of mortality.

   At December 31, 2018 and 2017, the Company had $240,445 thousand and
$284,252 thousand, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division. Direct reserves to cover the above insurance totaled
$3,602 thousand and $4,453 thousand at December 31, 2018 and 2017, respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The tabular interest has been determined by formula as described in the NAIC instructions for all traditional product types. For universal life, variable universal life, and flexible premium annuity products, accrued interest credited to the fund balances was used in the calculations of tabular interest.

   For the determination of tabular interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the valuation period.

   The general nature of other reserve changes are items that include reserves established as a result of asset adequacy analysis, reserves for secondary guarantees on universal life policies and General Account reserves held for variable annuity guaranteed minimum death benefits and for variable annuity guaranteed living benefits.

   The details for other changes at December 31, 2018 are as follows (in thousands):

                                                                         Ordinary
                                                            -----------------------------------
                                                 Total      Life Insurance Individual Annuities
Item                                        --------------- -------------- --------------------
AG43 standard scenario excess.............. $       122,475  $          --        $     122,475
AG43 Stochastic Excess.....................          24,704             --               24,704
For excess of valuation net premiums over
corresponding gross premiums...............           (849)          (849)                   --
For surrender values in excess of reserves
otherwise required and carried.............            (94)           (94)                   --
Guaranteed minimum death benefits..........           2,106          2,106                   --
Reinsurance ceded..........................       (146,529)             --            (146,529)
                                            ---------------  -------------        -------------
Total...................................... $         1,813  $       1,163        $         650
                                            ===============  =============        =============

Note 8 - Participating Business

   Direct premiums on participating policies in the amount of $19,908 thousand, $22,547 thousand, and $22,615 thousand represented approximately 10%, 9%, and 8% of the Company's direct premiums for the years ended December 31, 2018, 2017, and 2016 respectively.

   The amount of incurred policyholder dividends in 2018, 2017, and 2016, as reported in dividends to policyholders, was $5,044 thousand, $4,582 thousand, and $4,475 thousand, respectively. This is equal to the sum of the dividends paid during the year, the change in the amount of dividends due and unpaid, and the change in provision for dividends payable in the following year.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Note 9 - Accident and Health ("A&H") Policy and Claim Liabilities

    A&H claim reserves represent the estimated value of the future payments for benefits (losses) and loss adjustment expenses for all incurred claims, whether reported or not. Where applicable, the reserves are adjusted for contingencies and discounted with interest.

   The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

   Claim reserves for individual disability policies are discounted using either the 1964 Commissioners Disability Table or 1985 Commissioners Individual Disability Table A at interest rates ranging from 3.0% to 6.0%, depending on the year of disablement.

   Claim reserves for products with short-term liabilities (i.e., dental, short-term disability, accidental death and dismemberment and similar products) are set using current claim completion factors, loss ratio factors and include a provision for uncertainty.

   All claim reserves include an expense load to cover future loss adjustment expenses.

   Activity for the years ended December 31, in the liability for unpaid accident and health and disability policy and contract claims, included in reserves for life and health insurance and annuities and other policy liabilities, is summarized as follows (in thousands):

                                                     2018       2017
                                                  ---------- ----------
         Balance at January 1.................... $    4,943 $    5,177
         Incurred related to:

           Current year..........................        670        759
           Prior years...........................      (137)      (196)
                                                  ---------- ----------
           Total incurred........................        533        563
                                                  ---------- ----------

         Paid related to:
           Current year..........................       (19)       (69)
           Prior years...........................      (731)      (728)
                                                  ---------- ----------
           Total paid............................      (750)      (797)
                                                  ---------- ----------
         Balance at December 31.................. $    4,726 $    4,943
                                                  ========== ==========

   As a result of changes in estimates of insured events in prior years, the provision for claims decreased by $137 thousand and $196 thousand in 2018 and 2017, respectively. The changes in 2018 and 2017, respectively, were generally the result of ongoing analysis of recent loss development trends. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Note 10 - Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

   Withdrawal characteristics of annuity actuarial reserves, deposit-type contracts and other liabilities without life or disability contingencies at December 31, were as follows (dollars in thousands):

                                                                2018
                                         --------------------------------------------------
                                                        Separate
                                           General      Account                  Percent of
                                           Account    Nonguaranteed    Total       Total
-                                        ----------- -------------- ------------ ----------
 Subject to discretionary withdrawal:
  At book value less current surrender
   charge of 5% or more................. $     2,966 $           -- $      2,966     0.1%
  At fair value.........................          --      3,750,961    3,750,961     88.0
                                         ----------- -------------- ------------   ------
    Total with market value
     adjustment or at fair value........       2,966      3,750,961    3,753,927     88.1
  At book value without adjustment......     443,576             --      443,576     10.4
 Not subject to discretionary
  withdrawal:...........................      48,559         15,725       64,284      1.5
                                         ----------- -------------- ------------   ------
  Total (gross).........................     495,101      3,766,686    4,261,787   100.0%
                                                                                   ======
 Reinsurance ceded......................   (316,597)             --    (316,597)
                                         ----------- -------------- ------------
  Total (net)........................... $   178,504 $    3,766,686 $  3,945,190
                                         =========== ============== ============

                                                                2017
                                         --------------------------------------------------
                                                        Separate
                                           General      Account                  Percent of
                                           Account    Nonguaranteed    Total       Total
-                                        ----------- -------------- ------------ ----------
 Subject to discretionary withdrawal:
  At book value less current surrender
   charge of 5% or more................. $     5,625 $           -- $      5,625     0.1%
  At fair value.........................          --      4,705,135    4,705,135     89.5
                                         ----------- -------------- ------------   ------
    Total with market value
     adjustment or at fair value........       5,625      4,705,135    4,710,760     89.6
  At book value without adjustment......     486,391             --      486,391      9.3
 Not subject to discretionary
  withdrawal:...........................      40,708         18,830       59,538      1.1
                                         ----------- -------------- ------------   ------
  Total (gross).........................     532,724      4,723,965    5,256,689   100.0%
                                                                                   ======
 Reinsurance ceded......................   (356,525)             --    (356,525)
                                         ----------- -------------- ------------
  Total (net)........................... $   176,199 $    4,723,965 $  4,900,164
                                         =========== ============== ============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Annuity actuarial reserves, deposit-type contract funds and other liabilities without life or disability contingencies at December 31, were as follows (in thousands):

                                                         2018           2017
                                                    -------------- --------------
General Account:
  Annuities (excluding supplementary contracts
with life contingencies)........................... $      125,379 $      130,499
 Supplementary contracts with life contingencies...         43,848         37,889
 Deposit-type contracts............................          9,277          7,811
                                                    -------------- --------------
    Subtotal.......................................        178,504        176,199
Separate Account:
 Annuities (excluding supplementary contracts).....      3,750,961      4,705,135
 Supplementary contracts with life contingencies...         13,139         15,816
 Other contract deposit funds......................          2,586          3,014
                                                    -------------- --------------
    Total.......................................... $    3,945,190 $    4,900,164
                                                    ============== ==============

Note 11 - Separate Accounts

   The Company utilizes Separate Accounts to support and record segregated assets and liabilities related to ordinary life insurance, ordinary individual annuity and supplemental contracts, group life insurance and group annuity products. Separate Account assets and liabilities represent segregated funds which are administered for pensions and other clients. At December 31, 2018 and 2017, the Company's Separate Account assets that are legally insulated from the General Account claims are $6,744,641 thousand and $8,101,052 thousand, respectively. The assets consist of common stocks (mutual and hedge funds). The liabilities consist of reserves established to meet withdrawal and future benefit payment contractual provisions. Investment risks associated with market value changes are generally borne by the policyholders, except to the extent of the minimum guarantees made by the Company with respect to certain accounts. The assets of these accounts are carried at estimated fair value.

                                              Nonguaranteed Separate Accounts
                                         -----------------------------------------
                                             2018          2017          2016
                                         ------------- ------------- -------------
Premiums, considerations or deposits
 for years ended December 31............ $     130,643 $     149,241 $     182,697
                                         ============= ============= =============
Reserves at December 31

For accounts with assets at:
  Fair value............................ $   6,731,823 $   8,079,019 $   7,660,774
                                         ============= ============= =============
By withdrawal characteristics:
  At fair value......................... $   6,715,576 $   8,060,189 $   7,643,072
  Not subject to discretionary
   withdrawal...........................        16,247        18,830        17,702
                                         ------------- ------------- -------------
        Total reserves.................. $   6,731,823 $   8,079,019 $   7,660,774
                                         ============= ============= =============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Reconciliation of net transfers to/from Separate Accounts of the Company for the years ended December 31, were as follows (in thousands):

                                                 2018           2017           2016
                                            --------------------------------------------
Transfers to Separate Accounts............. $      130,370 $      148,615 $      182,708
Transfers from Separate Accounts...........      (978,580)      (930,877)      (857,158)
                                            -------------- -------------- --------------
Transfers as reported in the statements of
  operations of the General Account........ $    (848,210) $    (782,262) $    (674,450)
                                            ============== ============== ==============

Note 12 - Federal Income Tax

   The Company files a stand-alone Federal income tax return.

   Federal income tax expense has been calculated in accordance with the provisions of the Code.

   The components of net DTA and DTL consisted of the following, at December 31, (in thousands):

                                                  2018                                   2017
                                ---------------------------------------- -------------------------------------
                                   Ordinary      Capital       Total       Ordinary     Capital      Total
                                ------------- ------------ ------------- ------------- ---------- ------------
 Gross DTA..................... $      76,239 $      1,797 $      78,036 $      92,431 $       -- $     92,431
 Statutory valuation allowance
  adjustments..................            --           --            --            --         --           --
                                ------------- ------------ ------------- ------------- ---------- ------------
 Adjusted gross DTA............        76,239        1,797        78,036        92,431         --       92,431
 DTA nonadmitted...............      (44,889)      (1,797)      (46,686)      (51,256)         --     (51,256)
                                ------------- ------------ ------------- ------------- ---------- ------------
 Subtotal net admitted DTA.....        31,350           --        31,350        41,175         --       41,175
 DTL...........................       (4,581)           --       (4,581)       (3,492)      (288)      (3,780)
                                ------------- ------------ ------------- ------------- ---------- ------------
 Net admitted DTA/(Net DTL).... $      26,769 $         -- $      26,769 $      37,683 $    (288) $     37,395
                                ============= ============ ============= ============= ========== ============

                                                               Change
                                              ----------------------------------------
                                                 Ordinary       Capital        Total
                                              ------------- ------------ -------------
Gross DTA.................................... $    (16,192) $      1,797 $    (14,395)
Statutory valuation allowance adjustments....            --           --            --
                                              ------------- ------------ -------------
Adjusted gross DTA...........................      (16,192)        1,797      (14,395)
DTA nonadmitted..............................         6,367      (1,797)         4,570
                                              ------------- ------------ -------------
Subtotal net admitted DTA....................       (9,825)           --       (9,825)
DTL..........................................       (1,089)          288         (801)
                                              ------------- ------------ -------------
Net admitted DTA/(Net DTL)................... $    (10,914) $        288 $    (10,626)
                                              ============= ============ =============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The amount of each result or component of the calculation for SSAP No. 101 - Income Taxes, ("SSAP 101") at December 31, (in thousands):

                                                                     2018                        2017
                                                          --------------------------- ---------------------------
                                                          Ordinary  Capital   Total   Ordinary  Capital   Total
                                                          --------- ------- --------- --------- ------- ---------
 Federal income taxes paid in prior years recoverable
  through loss carrybacks................................ $      -- $   --  $      -- $      -- $   --  $      --
 Adjusted gross DTA expected to be realized (excluding
  the amount of DTA from above) after application of
  the threshold limitation (the lesser of 1 and 2                                                               3
  below).................................................    26,769     --     26,769    37,395     --      7,395
 1. Adjusted gross DTA expected to be realized following
  the balance sheet date.................................    26,769     --     26,769    37,395     --     37,395
 2. Adjusted gross DTA allowed per limitation
  threshold..............................................       XXX    XXX     27,955       XXX    XXX     66,087
 Adjusted gross DTA (excluding the amount of DTA
  from above) offset by gross DTL........................     4,581     --      4,581     3,492    288      3,780
                                                          --------- ------  --------- --------- ------  ---------
 DTA admitted as the result of application of SSAP 101
  total.................................................. $  31,350 $   --  $  31,350 $  40,887 $  288  $  41,175
                                                          ========= ======  ========= ========= ======  =========

                                                           Change
                                              ---------------------------------
                                                Ordinary    Capital      Total
                                              ----------- --------- -----------
 Federal income taxes paid in prior years
  recoverable through loss carrybacks........ $        --  $   --   $        --
 Adjusted gross DTA expected to be
  realized (excluding the amount of DTA
  from above) after application of the
  threshold limitation (the lesser of 1 or 2
  below).....................................    (10,626)      --      (10,626)
 1. Adjusted gross DTA expected to be
  realized following the balance sheet
  date.......................................    (10,626)      --      (10,626)
 2. Adjusted gross DTA allowed per
  limitation threshold.......................         XXX     XXX      (38,132)
 Adjusted gross DTA (excluding the
  amount of DTA from above) offset by
  gross DTL..................................       1,089   (288)           801
                                              -----------  ------   -----------
 DTA admitted as the result of application
  of SSAP 101 total.......................... $   (9,537)  $(288)   $   (9,825)
                                              ===========  ======   ===========

                                                                                      2018       2017
                                                                                   ---------- ----------
 RBC percentage used to determine recovery period and threshold limitation
  amount..........................................................................      1275%      2738%
 Amount of total adjusted capital used to determine recovery period and threshold limitation...................................................................... $  198,843 $  462,015

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Management believes the Company will be able to utilize the DTA in the future without any tax planning strategies.

   The Company's tax planning strategies do not include the use of reinsurance.

   All DTL were recognized as of December 31, 2018 and 2017.

   Current income tax incurred (benefit) for the years ended December 31, consisted of the following major components (in thousands):

                                               2018         2017          2016
                                           ------------ ------------- -------------
Federal................................... $      3,891 $      15,717 $      42,911
Foreign...................................           --            --            --
                                           ------------ ------------- -------------
    Subtotal..............................        3,891        15,717        42,911
Federal income tax on net capital gains
  (losses)................................        3,519         (150)       (4,036)
                                           ------------ ------------- -------------
Federal and foreign income taxes incurred. $      7,410 $      15,567 $      38,875
                                           ============ ============= =============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The changes in the main components of deferred income tax amounts were as follows at December 31, were as follows (in thousands):

DTA resulting from book/income tax differences:                       2018          2017         Change
                                                                  ------------- ------------- -------------
Ordinary:
  Employee benefits.............................................. $      34,823 $      34,609 $         214
  Deferred acquisition costs.....................................         5,016         8,644       (3,628)
  Policyholder dividends accrual.................................           893           935          (42)
  Policyholder reserves..........................................         7,533         8,020         (487)
  Ceding commissions.............................................        18,110        18,757         (647)
  Tax credit carryforward........................................            --        11,058      (11,058)
  Other..........................................................         8,892         9,566         (674)
  Legal contingency..............................................            61            56             5
  Nonadmitted assets.............................................           911           786           125
                                                                  ------------- ------------- -------------
Gross ordinary DTA - (admitted and nonadmitted)..................        76,239        92,431      (16,192)
Total ordinary DTA - (nonadmitted)...............................      (44,889)      (51,256)         6,367
                                                                  ------------- ------------- -------------
Total ordinary DTA - (admitted)..................................        31,350        41,175       (9,825)
                                                                  ------------- ------------- -------------

Capital:
  Investments....................................................         1,797            --         1,797
                                                                  ------------- ------------- -------------
Gross capital DTA - (admitted and nonadmitted)...................         1,797            --         1,797
Total capital DTA - (nonadmitted)................................       (1,797)            --       (1,797)
                                                                  ------------- ------------- -------------
Total capital DTA - (admitted)...................................            --            --            --
                                                                  ------------- ------------- -------------
Total DTA - (admitted)........................................... $      31,350 $      41,175 $     (9,825)
                                                                  ============= ============= =============
DTL resulting from book/income tax differences:
  Investments - ordinary......................................... $     (4,581) $     (3,492) $     (1,089)
  Investments - capital..........................................            --         (288)           288
  Deferred and uncollected premiums..............................            --            --            --
                                                                  ------------- ------------- -------------
  Total DTL......................................................       (4,581)       (3,780)         (801)
                                                                  ------------- ------------- -------------
  Net admitted DTA/(DTL)......................................... $      26,769 $      37,395      (10,626)
                                                                  ============= =============
  Income tax effect of change in nonadmitted assets..............                                   (4,570)
  Income tax effect of change in unrealized gains (losses).......                                       214
  Additional minimum pension liability...........................                                     1,288
                                                                                              -------------
  Change in net DTA..............................................                             $    (13,694)
                                                                                              =============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


                                                                      2017         2016        Change
 DTA resulting from book/income tax differences:                  ------------ ------------ -------------
 Ordinary:
  Employee benefits.............................................. $     34,609 $     49,187 $    (14,578)
  Deferred acquisition costs.....................................        8,644       22,179      (13,535)
  Policyholder dividends accrual.................................          935        1,663         (728)
  Policyholder reserves..........................................        8,020       10,252       (2,232)
  Ceding commissions.............................................       18,757       13,026         5,731
  Tax credit carryforward........................................       11,058       14,916       (3,858)
  Other..........................................................        9,566       14,084       (4,518)
  Legal contingency..............................................           56           60           (4)
  Nonadmitted assets.............................................          786        2,066       (1,280)
                                                                  ------------ ------------ -------------
Gross ordinary DTA - (admitted and nonadmitted)..................       92,431      127,433      (35,002)
Total ordinary DTA - (nonadmitted)...............................     (51,256)     (78,371)        27,115
                                                                  ------------ ------------ -------------
Total ordinary DTA - (admitted)..................................       41,175       49,062       (7,887)
                                                                  ------------ ------------ -------------

Capital:
  Investments....................................................           --           --            --
                                                                  ------------ ------------ -------------
Gross capital DTA - (admitted and nonadmitted)...................           --           --            --
Total capital DTA - (nonadmitted)................................           --           --            --
                                                                  ------------ ------------ -------------
Total capital DTA - (admitted)...................................           --           --            --
                                                                  ------------ ------------ -------------
Total DTA - (admitted)........................................... $     41,175 $     49,062 $     (7,887)
                                                                  ============ ============ =============

DTL resulting from book/income tax differences:
  Investments - ordinary......................................... $    (3,492) $    (6,249) $       2,757
  Unrealized capital gains (losses)..............................           --           --            --
  Investments - capital..........................................        (288)        (869)           581
  Deferred and uncollected premiums..............................           --           --            --
                                                                  ------------ ------------ -------------
  Total DTL......................................................      (3,780)      (7,118)         3,338
                                                                  ------------ ------------ -------------
  Net admitted DTA/(DTL)......................................... $     37,395 $     41,944       (4,549)
                                                                  ============ ============
  Income tax effect of change in nonadmitted assets..............                                (27,115)
  Income tax effect of change in unrealized gains (losses).......                                     142
  Additional minimum pension liability...........................                                 (3,204)
  Prior period adjustment in surplus.............................                                   8,137
                                                                                            -------------
  Change in net DTA..............................................                           $    (26,589)
                                                                                            =============

   The Company had no net operating loss carryforwards or capital loss carryforwards at December 31, 2018.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The Company did not have Federal income taxes available at December 31, 2018 for recoupment in the event of future net losses.

   The Company had no deposits at December 31, 2018 under Section 6603 of the Code.

   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to net gain (loss) from operations after dividends to policyholders and before Federal income tax. The significant items causing the difference for the year ended December 31 were as follows (in thousands):

                                                            2018         2017         2016
                                                        ------------ ------------ ------------
 Gain (loss) from operations after dividends to
 policyholders and before Federal income tax @ 21%..... $     28,353 $     28,501 $     52,216
Net realized capital gains (losses) @ 21%..............        2,357          426      (3,142)

Tax effect of:
Uncertain Tax Positions................................          573     (20,754)           --
Interest maintenance reserve...........................         (46)         (13)        (283)
Tax exempt income......................................         (48)        (115)           --
Change in nonadmitted assets...........................        (125)          756          894
Tax credits............................................      (1,471)        (972)       (1092)
Separate Account dividend received deduction...........      (3,852)     (13,816)     (12,653)
Prior years adjustments and accruals...................      (4,637)      (1,233)        2,617
Rate Revaluation due to tax reform.....................           --       51,729           --
Employee matters agreement.............................           --        8,137           --
Fines, fees and other nondeductible expenses...........           --            2          221
Call center prior period adjustment in surplus.........           --           --        1,751
Nontaxable investment income...........................           --           --      (1,523)
Other..................................................           --         (24)        (817)
Tax effect of separation items from MetLife............           --      (2,331)           --
                                                        ------------ ------------ ------------
Total statutory income taxes (benefit)................. $     21,104 $     50,293 $     38,189
                                                        ============ ============ ============
Federal and foreign income taxes incurred (benefit)
  including tax on realized capital gains (losses)..... $      7,410 $     15,567 $     38,875
Change in net DTA......................................       13,694       26,589      (2,437)
Prior period adjustment in surplus.....................           --        8,137        1,751
                                                        ------------ ------------ ------------
Total statutory income taxes (benefit)................. $     21,104 $     50,293 $     38,189
                                                        ============ ============ ============

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. Federal, state or local income tax examinations for years prior to 2007. Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's statutory financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   At December 31, 2018 and 2017, the Company had a liability for unrecognized tax benefits, computed in accordance with SSAP No. 5R, Liabilities, Contingencies, and Impairments of Assets ("SSAP 5R"), of $1,397 thousand and $1,455 thousand, respectively. A reconciliation of the amount recorded for unrecognized tax benefits is as follows (in thousands):

                                                  2018         2017
                                               ----------- ------------
        Balance at beginning of year.......... $     1,455 $     19,784
        Net change for tax positions of
          current year........................          --           65
        Net change for tax positions of prior
          years...............................        (58)        (439)
        Settlements with tax authorities......          --     (17,955)
                                               ----------- ------------
        Balance at end of year................ $     1,397 $      1,455
                                               =========== ============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements.

   The Company recorded $63 thousand, ($3,317) thousand, and $197 thousand of interest expense (benefit) (net of Federal tax benefit(cost)) in Federal and foreign income taxes incurred, related to unrecognized tax benefits for the years ended December 31, 2018, 2017, and 2016, respectively. The Company had $198 thousand and $110 thousand accrued for the payment of interest at December 31, 2018 and 2017, respectively.

Note 13 - Capital and Surplus

   The portion of unassigned surplus (deficit) reduced by each item below at December 31, was as follows (in thousands):

                                    2018          2017          2016
                                ------------- ------------- -------------
      Unrealized capital gains
        (losses)............... $     (7,674) $     (8,480) $     (8,744)
      Nonadmitted asset
        values................. $    (51,025) $    (58,182) $    (86,541)
      Asset valuation reserve.. $    (10,350) $    (14,658) $    (17,052)

Dividend Restrictions

   Under Massachusetts State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of all such dividends, when aggregated with all other dividends paid in the preceding 12 months, does not exceed the greater of: (i) 10%

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

of its surplus at the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year. The Company will be permitted to pay a dividend to its parent in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Massachusetts Commissioner of Insurance (the "Commissioner") and the Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds unassigned surplus (deficit) as of the last filed annual statutory statement requires insurance regulatory approval. Under Massachusetts State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. Based on amounts at December 31, 2018, the Company could pay its parent a stockholder dividend in 2019 of $131,121 thousand without required prior approval of the Commissioner.

   The Company paid an ordinary cash dividend of $65,000 thousand and an extraordinary dividend of $335,000 thousand comprised of $135,000 thousand cash and $200,000 thousand surplus note to its parent, Brighthouse Holdings LLC, on December 21, 2018. The Company paid an ordinary cash dividend of $106,000 thousand to its parent, Brighthouse Holdings, LLC, on December 11, 2017. The Company paid an extraordinary dividend of $295,000 thousand to its former parent, MetLife, on December 9, 2016. The Company did not receive any capital contributions in 2018, 2017, or 2016.

Note 14 - Employee Benefit Plans

Pension Plans and Other Unfunded Benefit Plans

   The Company is the sponsor of a funded qualified defined benefit pension plan, an unfunded nonqualified defined benefit pension, and postretirement and other unfunded benefit plans. The Company sponsored pension and other unfunded benefit plans were amended to cease benefit accruals and are closed to new entrants. The Company accounts for the qualified defined benefit plan as a single employer plan. At December 31, a summary of assets, obligations and assumptions of the pension benefit plans and the postretirement plan are as follows:

Change in Pension Benefit Obligation

                                                Overfunded               Underfunded
                                         ------------------------- -----------------------
                                             2018         2017        2018        2017
                                         ------------ ------------ ----------- -----------
Benefit obligation at beginning of year. $    161,705 $    153,066 $    70,927 $    65,877
Service cost and expenses...............          239          248          --          --
Interest cost...........................        6,112        6,485       2,697       2,762
Actuarial (gains) losses................     (13,857)        9,213     (4,368)       1,537
Benefits paid...........................      (7,672)      (7,307)     (3,945)     (3,825)
Business combinations, divestitures,
  curtailments, settlements and special
  termination benefits..................           --           --          --       4,576
                                         ------------ ------------ ----------- -----------
Benefit obligation at end of year....... $    146,527 $    161,705 $    65,311 $    70,927
                                         ============ ============ =========== ===========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Change in Postretirement Benefit Obligation

                                                         Underfunded
                                                   -----------------------
                                                      2018        2017
                                                   ----------- -----------
      Benefit obligation at beginning of year..... $    40,040 $    37,148
      Interest cost...............................       1,402       1,613
      Contribution by plan participants...........       2,412       2,749
      Actuarial (gains) losses....................       (837)       6,687
      Benefits paid...............................     (8,969)     (8,157)
                                                   ----------- -----------
      Benefit obligation at end of year........... $    34,048 $    40,040
                                                   =========== ===========

   At December 31, 2018, the post-tax surplus impact was an increase of $692 thousand for other postretirement benefit plans. At December 31, 2017, the post-tax surplus impact was a decrease of $4,347 thousand for other postretirement benefit plans. At December 31, 2016, the post-tax surplus impact was a decrease of $527 thousand for other postretirement benefit plans.

Change in Postemployment & Compensated Absence Benefit Obligation

   The Company did not have any special or contractual benefits per SSAP
No. 11, Postemployment Benefits & Compensated Absences, during 2018 and 2017.

Change in Plan Assets

                                                Pension Benefits       Postretirement Benefits
                                           --------------------------- -----------------------
                                               2018          2017         2018        2017
                                           ------------- ------------- ----------- -----------
Fair value of plan assets at beginning of
  year.................................... $     164,950 $     155,323 $        -- $        --
Actual return on plan assets..............       (6,704)        16,934          --          --
Reporting entity contribution.............         3,945         3,825       6,557       5,408
Plan participants contributions...........            --            --       2,412       2,749
Benefits paid.............................      (11,617)      (11,132)     (8,969)     (8,157)
                                           ------------- ------------- ----------- -----------
Fair value of plan assets at end of year.. $     150,574 $     164,950 $        -- $        --
                                           ============= ============= =========== ===========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Reconciliation of Funded Status

                               Pension Benefits         Postretirement Benefits
                          --------------------------- ---------------------------
                              2018          2017          2018          2017
                          ------------- ------------- ------------- -------------
Overfunded:
  Assets (nonadmitted)... $       4,047 $       3,245 $          -- $          --
Underfunded:
  Liabilities recognized
  Liability for pension
    benefits............. $    (65,311) $    (70,927) $    (34,048) $    (40,040)
  Total liabilities
    recognized........... $    (65,311) $    (70,927) $    (34,048) $    (40,040)
  Unrecognized
    liabilities.......... $          -- $          -- $          -- $          --

   The ABO for all defined benefit pension plans was $211,838 thousand and $232,632 thousand at December 31, 2018 and 2017, respectively.

   The components of net periodic benefit cost for the years ended December 31, were as follows (in thousands):

                                          Pension Benefits           Postretirement Benefits
                                  -------------------------------- ---------------------------
                                     2018       2017       2016      2018     2017     2016
                                  ---------- ---------- ---------- -------- -------- ---------
Service cost and expenses........ $      239 $      248 $      210 $     -- $     -- $      18
Interest cost....................      8,809      9,246      9,417    1,402    1,613     1,663
Expected return on plan
  assets.........................    (7,630)    (8,693)    (8,365)       --       --        --
Gains and losses.................         88         41        132       --    (163)     (275)
Prior service cost or (credit)...         --         --         --     (16)     (16)       243
(Gain) or loss recognized due to
  a settlement or curtailment....         --         --        229       --       --    15,349
                                  ---------- ---------- ---------- -------- -------- ---------
Total net periodic benefit cost.. $    1,506 $      842 $    1,623 $  1,386 $  1,434 $  16,998
                                  ========== ========== ========== ======== ======== =========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The amounts in unassigned surplus (deficit) recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                                   Pension Benefits           Postretirement Benefits
                                            ------------------------------ ------------------------------
                                               2018      2017      2016      2018      2017       2016
                                            ---------- --------- --------- -------- ---------- ----------
Items not yet recognized as a component of
  net periodic cost - prior year........... $   22,631 $  20,162 $  18,100 $  2,530 $  (4,336) $    3,342
Net prior service cost or (credit) arising
  during the period........................         --        --        --       --         --    (6,838)
Net prior service cost or (credit)
  recognized...............................         --        --        --       16         16      (243)
Net (gain) and loss arising during the
  period...................................    (3,891)     2,510     2,194    (837)      6,687    (2,185)
Net (gain) and loss recognized.............       (88)      (41)     (132)       --        163        275
Transition surplus recognized..............         --        --        --       --         --        810
Change due to special event -
  curtailment..............................         --        --        --       --         --        503
                                            ---------- --------- --------- -------- ---------- ----------
Items not yet recognized as a component of
  net periodic cost - current year......... $   18,652 $  22,631 $  20,162 $  1,709 $    2,530 $  (4,336)
                                            ========== ========= ========= ======== ========== ==========

   The amounts in unassigned surplus (deficit) expected to be recognized in the next fiscal year as components of net periodic benefit cost, were as follows (in thousands):

                                            Pension Benefits        Postretirement Benefits
                                         ----------------------- -----------------------------
                                          2018    2017    2016     2018      2017      2016
                                         ------- ------- ------- --------- --------- ---------
Net prior service cost or (credit)...... $    -- $    -- $    -- $    (16) $    (16) $    (16)
Net recognized (gains) and losses....... $    -- $    79 $    -- $      -- $      27 $     180

   The amounts in unassigned surplus (deficit) that have not yet been recognized as components of net periodic benefit cost were as follows for the years ended December 31, (in thousands):

                                               Pension Benefits          Postretirement Benefits
                                         ----------------------------- ----------------------------
                                           2018      2017      2016      2018     2017      2016
                                         --------- --------- --------- -------- -------- ----------
Net prior service cost or (credit)...... $      -- $      -- $      -- $  (222) $  (238) $    (254)
Net recognized (gains) and losses....... $  18,652 $  22,631 $  20,162 $  1,931 $  2,768 $  (4,082)

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Assumptions

   Assumptions used in determining the aggregate projected benefit obligation for the pension and postretirement benefit plans at December 31, are as follows:

                                                 2018    2017    2016
                                              ------- ------- -------
            Weighted-average discount rate -
              pension........................  4.55%   3.90%   4.30%
            Weighted-average discount rate -
              postretirement.................  4.55%   3.90%   4.60%

   Assumptions used in determining the net periodic benefit cost for the pension and postretirement benefit plans at December 31, are as follows:

                                                     2018    2017    2016
                                                  ------- ------- -------
       Weighted-average discount rate -
         pension & postretirement................  3.90%   4.32%   4.43%
       Expected long-term rate of return on plan
         assets..................................  4.75%   5.75%   5.75%

   The weighted average discount rate is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate pension benefit obligation when due.

   The weighted average expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

   The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation in 2018 was 4.7% for pre-Medicare and 3% for post-Medicare, respectively, generally decreasing for pre-Medicare until 2080 reaching the ultimate rate of 3.9% and increasing for post-Medicare until 2091 reaching the ultimate rate of 4.3%. The assumed health care cost trend rates used in measuring the accumulated postretirement benefit obligation in 2017 was 5.0% for pre-Medicare and 6.5% for post-Medicare, respectively generally decreasing for pre-Medicare until 2086 reaching the ultimate rate of 4.0% and for post-Medicare until 2092 reaching the ultimate rate of 4.3%.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects (in thousands):

                                                      One Percentage Point
                                                     -----------------------
                                                      Increase    Decrease
                                                     ---------- ------------
      Effect on total of service and interest cost
        components.................................. $       17 $       (20)
      Effect of accumulated postretirement benefit
        obligation.................................. $      497 $      (525)

Plan Assets

   The assets of the qualified defined benefit pension plan (the "Invested Plan") are invested in general and separate accounts of MLIC and managed by MetLife Investment Advisors, LLC in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maintaining an adequate funded status under reasonable and appropriate risk controls; (ii) minimizing the volatility of the Invested Plan's funded status; (iii) ensuring that asset benchmarks, mandates and targets are appropriate relative to the implicit risk / return characteristics of the liability; and (iv) targeting rates of return in excess of a custom benchmark over a complete market cycle, generally three to five years. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of managing the Invested Plan's investments. Investment consultants may be used periodically to evaluate the investment risk of the plan's invested assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.

   Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted. The table below summarizes the actual weighted average allocation of the estimated fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2018 for the Invested Plan:

                                                               Target
                                         2018       2017      Allocation
                                      ---------- ---------- ------------
       Fixed maturities..............        86%       100%     90 %
       Cash or cash equivalents......         14         --     10 %
                                      ---------- ----------
       Total.........................       100%       100%
                                      ========== ==========

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The defined benefit pension plan assets are measured at estimated fair value on a recurring basis. These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows (in thousands):

                                           Fair Value Measurements of Plan Assets at December 31, 2018
                                           -----------------------------------------------------------
Description for each class of plan assets   (Level 1)       (Level 2)      (Level 3)        Total
-----------------------------------------   ------------   -------------  ------------  -------------
 Interest in insurance company Separate
 Accounts.................................  $    39,107    $     90,805    $       106   $    130,018
 Interest in insurance company General
 Accounts.................................           --          20,556             --         20,556
                                            ------------   -------------  ------------  -------------
 Total plan assets........................  $    39,107    $    111,361    $       106   $    150,574
                                            ============   =============  ============  =============

                                           Fair Value Measurements of Plan Assets at December 31, 2017
                                           -----------------------------------------------------------
Description for each class of plan assets   (Level 1)       (Level 2)      (Level 3)        Total
-----------------------------------------   ------------   -------------  ------------  -------------
 Interest in insurance company Separate
 Accounts.................................  $    44,631    $    101,529    $       371   $    146,531
 Interest in insurance company General
 Accounts.................................           --              --         18,419         18,419
                                            ------------   -------------  ------------  -------------
 Total plan assets........................  $    44,631    $    101,529    $    18,790   $    164,950
                                            ============   =============  ============  =============

Expected Future Contributions and Benefit Payments

   It is the Company's practice to make contributions to the qualified defined benefit pension plan to comply with minimum funding requirements of Employee Retirement Income Security Act, the Pension Protection Act of 2006, non-life Federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") and the applicable rules and regulations. In accordance with such practice, no contributions are required for 2019. The Company expects to make no discretionary contributions to the qualified defined benefit pension plan in 2019. For information of employer contributions, see "Change in plan assets."

   Benefit payments due under the unfunded benefit plans are primarily funded from the Company's general assets as they become due under the provision of the plans. As a result, benefit payments equal employer and employee contributions for these plans. The Company does not expect contributions to be material in 2019. All benefit payments for unfunded benefit plans are subject to reimbursement annually, on an after-tax basis, by MetLife, payable to the Company's parent, Brighthouse.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   Gross benefit payments for the next 10 years are expected to be as follows (in thousands):

                       Year               Pension and Other Benefits
           -----------------------------  ---------------------------
                             2019........ $                    15,311
                             2020........ $                    15,436
                             2021........ $                    16,514
                             2022........ $                    16,435
                             2023........ $                    16,495
                    2024 through 2028.... $                    80,529

Defined Contribution Plans

   The Company sponsors a frozen qualified money purchase pension plan for former agents of the Company. The Company made no contributions to that plan in 2018, 2017 or 2016. The Company also sponsors a number of frozen nonqualified deferred compensation plans for which the Company incurred negative expenses for these plans totaling ($1,976) thousand for the year ended December 31, 2018.

Note 15 - Other Commitments and Contingencies

Insolvency Assessments

   Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

   As of December 31, 2018, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and a $569 thousand asset for the related premium tax offset. As of December 31, 2017, the Company had a $500 thousand liability for retrospective premium-based guaranty fund assessments and an $608 thousand asset for the related premium tax offset. The periods over which the guaranty fund assessments are expected to be paid and the related premium tax offsets are expected to be realized are unknown at this time.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   The change in the guaranty asset balance summarized below reflects estimated premium tax offsets of new insolvencies accrued during 2018 and revised estimated premium tax offsets for accrued liabilities:

                    Assets Recognized from Paid and Accrued
                      Premium Tax Offsets (in thousands)
         -------------------------------------------------------------
         Balance as of December 31, 2017.............. $            608
         Decreases current year:
          Premium tax offset - paid assessments.......               80
         Increases current year:
          Est. premium tax offset - accrued
            assessments...............................               41
                                                       ----------------
         Balance as of December 31, 2018.............. $            569
                                                       ================

   The Company did not receive refunds of assessments for the years ended December 31, 2018, 2017, and 2016. Assessments levied against the Company were $68 thousand, $134 thousand, and $22 thousand for the year ended December 31, 2018, 2017, and 2016, respectively.

   It is possible that a large catastrophic event could render such guaranty funds inadequate and the Company may be called upon to contribute additional amounts, which may have a material impact on its financial condition or results of operations in a particular period. The Company has established liabilities for guaranty fund assessments which it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings, but additional liabilities may be necessary.

Litigation

   Sales Practice Claims and Regulatory Matters. Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters.

Summary

   Various litigations, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor or taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

   It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, may be sought. Although, in light of these considerations, it is possible that an adverse

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts that may be sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's net income or cash flows in any particular period.

Commitments to Fund Partnership Investments and Private Corporate Bond
Investments

   The Company makes commitments to fund partnership investments and to lend funds under private corporate bond investments in the normal course of business. The amounts of these unfunded commitments were $1,220 thousand and $1,256 thousand at December 31, 2018 and 2017, respectively.

Mortgage Loan Commitments

   The Company had no mortgage loan commitments for the years ended December 31, 2018 and 2017.

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


Financial Guarantees

   At December 31, 2018, the Company was obligor under the following guarantees and indemnities (in thousands):

------------------------------------------------------------------------------------------------------------------------------
          (1)                       (2)                    (3)                        (4)                         (5)
                                                                            Maximum potential amount
                          Liability recognition of                             of future payments          Current status of
       Nature and           guarantee. (Include                                (undiscounted) the             payment or
    circumstances of        amount recognized at    Ultimate financial    guarantor could be required     performance risk of
   guarantee and key      inception. If no initial   statement impact          to make under the            guarantee. Also
 attributes, including     recognition, document     if action under        guarantee. If unable to       provide additional
  date and duration of    exception allowed under    the guarantee is      develop an estimate, this         discussion as
       agreement             SSAP No. 5R.)/(1)/         required.        should be specifically noted.        warranted.
------------------------------------------------------------------------------------------------------------------------------
The Company is obligated
 to indemnify Great West
    Life and Annuity
  Insurance Company for    No liability has been
  losses arising out of      established as the
       breaches of         indemnification is for
   representations and    future events for which
    covenants by the      neither a probability of                          $250 thousand for losses
 Company under an Asset       occurrence nor a                             arising out of breaches of       The Company has
 Purchase Agreement and   reasonable estimate can                         representation; there is no     made no payments on
    certain ancillary      be established at this                         cap on losses arising out of    the guarantee since
       agreements.                 time.                 Expense             breaches of covenants            inception.
------------------------------------------------------------------------------------------------------------------------------
The Company is obligated
    to indemnify the
   proprietary mutual                                                     Since this obligation is not
  fund, offered by the                                                    subject to limitations, the
 Separate Accounts, and   Intercompany and related                          Company does not believe
  the fund's directors     party guarantees that                        that it is possible to determine
     and officers as           are considered                                the maximum potential          The Company has
   provided in certain    "unlimited" and as such                           amount that could become      made no payments on
      Participation          are excluded from                           due under these guarantees in    the guarantee since
       Agreements.              recognition.             Expense                  the future.                 inception.
------------------------------------------------------------------------------------------------------------------------------
The Company has provided
  certain indemnities,
    guarantees and/or
     commitments to
  affiliates and third
 parties in the ordinary
 course of its business.
    In the context of
      acquisitions,
      dispositions,
  investments and other
    transactions, the      No liability has been
  Company has provided       established as the                           Since this obligation is not
     indemnities and       indemnification is for                         subject to limitations, the
   guarantees that are    future events for which                           Company does not believe
   triggered by, among    neither a probability of                           that it is possible to
 other things, breaches       occurrence nor a                               determine the maximum          The Company has
   of representations,    reasonable estimate can                         potential amount that could     made no payments on
 warranties or covenants   be established at this                            become due under these       the guarantee since
 provided by the Company.          time.                 Expense           guarantees in the future.          inception.
------------------------------------------------------------------------------------------------------------------------------
                           No liability has been
                             established as the                           Since this obligation is not
                           indemnification is for                         subject to limitations, the
                          future events for which                           Company does not believe
The Company indemnifies   neither a probability of                           that it is possible to
    its directors and         occurrence nor a                               determine the maximum          The Company has
 officers as provided in  reasonable estimate can                         potential amount that could     made no payments on
    its charters and       be established at this                            become due under these       the guarantee since
        by-laws.                   time.                 Expense           guarantees in the future.          inception.
------------------------------------------------------------------------------------------------------------------------------
                           No liability has been
                             established as the                           Since this obligation is not
                           indemnification is for                         subject to limitations, the
The Company indemnifies   future events for which                           Company does not believe
     its agents for       neither a probability of                           that it is possible to
 liabilities incurred as      occurrence nor a                               determine the maximum          The Company has
    a result of their     reasonable estimate can                         potential amount that could     made no payments on
  representation of the    be established at this                            become due under these       the guarantee since
  Company's interests.             time.                 Expense           guarantees in the future.          inception.
------------------------------------------------------------------------------------------------------------------------------
Total                         $                 --                                   $               250
------------------------------------------------------------------------------------------------------------------------------

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


     At December 31, 2018, the Company's aggregate compilation of guarantee obligations was as follows (in thousands):

 Aggregate maximum potential of future payments of all guarantees
   (undiscounted) the guarantor could be required to make under
   guarantees......................................................... $    250
 Current liability recognized in financial statement:
    Noncontingent liabilities......................................... $     --
    Contingent liabilities............................................ $     --
 Ultimate financial statement impact if action under the guarantee is required.
    Investments in SCA entities....................................... $     --
    Joint venture.....................................................       --
    Dividends to stockholder (capital contribution)...................       --
    Expense...........................................................      250
    Other.............................................................       --
                                                                       --------
      Total........................................................... $    250
                                                                       ========

Note 16 - Retained Assets

   The Company's retained asset account, known as the Total Control Account ("TCA"), is a settlement option or method of payment that may be used for amounts due under life insurance, critical illness insurance and annuity contracts. The TCA Customer Agreement provided to each accountholder is a contract that is supplementary to the insurance or annuity contract. TCAs are reported in the Annual Statement as amounts on deposit for ordinary supplementary contracts not involving life contingencies.

   Each TCA has a guaranteed minimum annual effective interest rate. Guaranteed minimum interest rates for TCAs that were opened or remained open during calendar year 2018 are 3.5%, 3.0%, 1.5% and 0.5% depending on the age and origin of the account. In addition to the guaranteed minimum interest rate, the Company also agrees in the TCA Customer Agreement to credit interest at rates that equal or exceed at least one of the following indices: the prior week's Money Fund Report AveragesTM/Government 7-Day Simple Yield (a leading index of government money market mutual fund rates) or the Bank Rate MonitorTM, National Money Market Rate Index (a leading index of rates paid by 100 large banks and thrifts on money market accounts). During calendar year 2018, all TCAs received interest at the account's guaranteed minimum annual effective interest rate.

   For group life insurance, the group policyholder (i.e., the employer) may select a settlement option, including the TCA or a check, or may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment of benefits under most of the Company's group life insurance programs, subject to state law and a minimum benefit amount. For individual life insurance, the individual policyholder may select a settlement option, including a TCA or a check or he or she

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016

may leave the election to the beneficiary. The TCA is generally utilized as the default method of payment under most of the Company's individual life insurance policies, subject to state law and a minimum benefit amount. The Company always honors a beneficiary's request for a check. Certain administrative and recordkeeping services for TCAs and clearing services for drafts written from TCAs are provided by an unaffiliated bank (the "Administrator").

   There are no fees or charges made to TCA account balances for basic account services. The following special service fees apply:

           Draft Copy: $2.00
           Stop Payment: $10.00
           Overdrawn TCA: $15.00
           Wire Transfer: $10.00

   Accountholders are charged the same amount for these special services as the Administrator charges the Company. In addition, any information requested to be sent via overnight delivery services may incur a fee of $25.00.

   The Company's TCA business is 100% reinsured with MLIC. The Company's TCA business is 100% reinsured with MetLife Insurance Company.

   The Company's TCA in force, categorized by age, at December 31, were as follows (in thousands, except number of asset accounts):

                                          2018                   2017
                                 ---------------------- ----------------------
                                  Number     Balance     Number     Balance
                                 --------- ------------ --------- ------------
  Up and including 12 Months....        -- $         --        24 $      5,188
  13 to 24 Months...............        21        4,414       131       27,524
  25 to 36 Months...............       113       23,565       140       17,887
  37 to 48 Months...............       126       14,035       121       19,629
  49 to 60 Months...............       110       18,352       122       13,749
  Over 60 Months................       808       78,453       748       72,687
                                 --------- ------------ --------- ------------
    Total.......................     1,178 $    138,819     1,286 $    156,664
                                 ========= ============ ========= ============

                      NEW ENGLAND LIFE INSURANCE COMPANY
             Notes to Statutory Financial Statements - (Continued) For the Years Ended December 31, 2018, 2017 and 2016


   A reconciliation of the Company's TCA for the year ended December 31, 2018 was as follows (in thousands, except number of asset accounts):

                                                       Individual
                                               --------------------------

                                                 Number    Balance/Amount
                                               ----------- --------------
      Beginning of year.......................       1,286 $      156,664
      Accounts issued/added...................          --             --
      Investment earnings credited............         N/A          4,360
      Fees and other charges assessed /(1)/...         N/A             --
      Transferred to state unclaimed property
        funds.................................          --             --
      Closed/withdrawn........................         108         22,205
                                               ----------- --------------
      End of year.............................       1,178 $      138,819
                                               =========== ==============

/(1)/Fees and other charges assessed may also include other account adjustments.

Note 17 - Subsequent Events

   The Company has evaluated events subsequent to December 31, 2018 through April 11, 2019, which is the date these financial statements were available to be issued and has determined there are no material subsequent events requiring adjustment to or disclosure in the financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY

             TABLE OF CONTENTS TO STATUTORY SUPPLEMENTAL SCHEDULES

--------------------------------------------------------------------------------

       Description                                                  Page

       SCHEDULE 1
         Statutory Selected Financial Data As of and for the Year
           Ended December 31, 2018................................. 70

       SCHEDULE 2
         Supplemental Investment Risks Interrogatories As of and
           for the Year Ended December 31, 2018.................... 74

       SCHEDULE 3
         Statutory Summary Investment Schedule As of and for the
           Year Ended December 31, 2018............................ 79

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA

As of and for the Year Ended December 31, 2018

Investment Income Earned
  U.S. government bonds................................................ $         6,059,544
  Other bonds (unaffiliated)...........................................          55,661,871
  Bonds of affiliates..................................................                  --
  Preferred stocks (unaffiliated)......................................                  --
  Preferred stocks of affiliates.......................................                  --
  Common stocks (unaffiliated).........................................                  --
  Common stocks of affiliates..........................................                  --
  Mortgage loans.......................................................           4,336,025
  Real estate..........................................................                  --
  Contract loans.......................................................          22,631,838
  Cash, cash equivalents and short-term investments....................           2,153,260
  Derivatives..........................................................           1,573,648
 Other invested assets.................................................             360,683
  Aggregate write-ins for investment income............................             115,387
                                                                        -------------------
   Gross investment income............................................. $        92,892,256
                                                                        ===================

Real Estate Owned - Book Value Less Encumbrances....................... $                --
                                                                        ===================
Mortgage Loans - Book Value
 Agricultural mortgages................................................ $        71,660,419
 Residential mortgages.................................................                  --
 Commercial mortgages..................................................          27,210,439
                                                                        -------------------
  Total mortgage loans................................................. $        98,870,858
                                                                        ===================

Mortgage Loans by Standing- Book Value
 Good standing......................................................... $        98,870,858
                                                                        ===================
 Good standing with restructured terms................................. $                --
                                                                        ===================
 Interest overdue more than three months, not in foreclosure........... $                --
                                                                        ===================
  Foreclosure in process............................................... $                --
                                                                        ===================

Other Long Term Invested Assets - Statement Value...................... $        13,212,873
                                                                        ===================

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
 Bonds................................................................. $                --
                                                                        ===================
 Preferred Stocks...................................................... $                --
                                                                        ===================
 Common Stocks......................................................... $                --
                                                                        ===================

Bonds and Short-Term Investments by Class and Maturity:
Bonds by Maturity - Statement Value
 Due within one year or less........................................... $       176,336,743
 Over 1 year through 5 years...........................................         331,732,502
 Over 5 years through 10 years.........................................         357,841,615
 Over 10 years through 20 years........................................         125,251,109
 Over 20 years.........................................................          57,398,991
 No maturity date......................................................                  --
                                                                        -------------------
  Total by Maturity.................................................... $     1,048,560,960
                                                                        ===================

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA


As of and for the Year Ended December 31, 2018

Bond by Class - Statement Value
  Class 1....................................................................... $       634,710,963
  Class 2.......................................................................         341,050,779
  Class 3.......................................................................          55,832,424
  Class 4.......................................................................          16,216,794
  Class 5.......................................................................             750,000
  Class 6.......................................................................                  --
                                                                                 -------------------
  Total by Class................................................................ $     1,048,560,960
                                                                                 ===================

  Total Bonds Publicly Traded................................................... $       676,045,359
                                                                                 ===================

  Total Bonds Privately Placed.................................................. $       372,515,601
                                                                                 ===================

Preferred Stocks - Book/Adjusted Carrying Value................................. $                --
                                                                                 ===================
Common Stocks - Fair Value...................................................... $                --
                                                                                 ===================
Short Term Investments - Book/Adjusted Carrying Value........................... $                --
                                                                                 ===================
Options, Caps and Floors Owned - Book/Adjusted Carrying Value................... $                --
                                                                                 ===================
Options, Caps and Floors Written and In-force - Book/Adjusted Carrying Value.... $                --
                                                                                 ===================
Collar, Swap and Forward Agreements Open - Book/Adjusted Carrying Value......... $        14,857,025
                                                                                 ===================
Futures Contracts Open - Book/Adjusted Carrying Value........................... $                --
                                                                                 ===================
Cash on Deposit................................................................. $         1,905,809
                                                                                 ===================

Life Insurance In-Force (000's)
  Industrial.................................................................... $                --
                                                                                 ===================
  Ordinary...................................................................... $        21,331,874
                                                                                 ===================
  Credit Life................................................................... $                --
                                                                                 ===================
  Group Life.................................................................... $            27,729
                                                                                 ===================

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (000's)... $            74,593
                                                                                 ===================

Life Insurance Policies with Disability Provisions In-Force (000's)
  Industrial.................................................................... $                --
                                                                                 ===================
  Ordinary...................................................................... $         9,762,198
                                                                                 ===================
  Credit Life................................................................... $                --
                                                                                 ===================
  Group Life.................................................................... $                --
                                                                                 ===================

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA


As of and for the Year Ended December 31, 2018

    Supplementary Contracts In-Force:
     Ordinary - Not Involving Life Contingencies
      Amount on Deposit................................ $       147,630,921
                                                        ===================
      Income Payable................................... $         2,178,637
                                                        ===================
     Ordinary - Involving Life Contingencies
      Income Payable................................... $         3,566,677
                                                        ===================
     Group - Not Involving Life Contingencies
      Amount on Deposit................................ $                --
                                                        ===================
      Income Payable................................... $                --
                                                        ===================
     Group - Involving Life Contingencies
      Income Payable................................... $                --
                                                        ===================

    Annuities:
    Ordinary
     Immediate - Amount of Income Payable.............. $                --
                                                        ===================
     Deferred - Fully Paid Account Balance............. $                --
                                                        ===================
     Deferred - Not Fully Paid Account Balance......... $     4,068,280,558
                                                        ===================

    Group:
     Amount of Income Payable.......................... $            76,005
                                                        ===================
     Fully Paid Account Balance........................ $            23,285
                                                        ===================
     Not Fully Paid Account Balance.................... $                --
                                                        ===================

    Accident and Health Insurance - Premiums In-Force:
     Ordinary.......................................... $         6,097,830
                                                        ===================
     Group............................................. $                --
                                                        ===================
     Credit............................................ $                --
                                                        ===================

    Deposit Funds and Dividend Accumulations:
     Deposit Funds - Account Balance................... $                --
                                                        ===================
     Dividend Accumulations - Account Balance.......... $                --
                                                        ===================

                      NEW ENGLAND LIFE INSURANCE COMPANY
                SCHEDULE 1 - STATUTORY SELECTED FINANCIAL DATA


As of and for the Year Ended December 31, 2018

Claim Payments For The Year Ended December 31, 2018 (000's):
  Group Accident and Health
                                    2018..................................... $                 --
                                                                              ====================
                                    2017..................................... $                 --
                                                                              ====================
                                    2016..................................... $                 --
                                                                              ====================
                                    2015..................................... $                 --
                                                                              ====================
                                    2014..................................... $                 --
                                                                              ====================
                                    Prior.................................... $                 --
                                                                              ====================

  Other Accident & Health
                                    2018..................................... $                 19
                                                                              ====================
                                    2017..................................... $                181
                                                                              ====================
                                    2016..................................... $                 87
                                                                              ====================
                                    2015..................................... $                167
                                                                              ====================
                                    2014..................................... $                405
                                                                              ====================
                                    Prior.................................... $              1,189
                                                                              ====================

  Other Coverages that use developmental methods to calculate claim reserves
                                    2018..................................... $                 --
                                                                              ====================
                                    2017..................................... $                 --
                                                                              ====================
                                    2016..................................... $                 --
                                                                              ====================
                                    2015..................................... $                 --
                                                                              ====================
                                    2014..................................... $                 --
                                                                              ====================
                                    Prior.................................... $                 --
                                                                              ====================

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                     For the year ended December 31, 2018
                           (To be filed by April 1)
                     Of New England Life Insurance Company
               Address (City, State, Zip Code): Boston MA 02111

NAIC Group Code.....4932  NAIC Company Code.....91626  Employer's ID Number.....04-2708937

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements. Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

1.. Reporting entity's total admitted assets as reported on page 2 of this annual statement.                  $...1,756,028,260

2.. Ten largest exposures to a single issuer/borrower/investment.
                  1                      2                             3                        4
                                                                                       Percentage of Total
               Issuer        Description of Exposure                 Amount             __Admitted Assets
    2.01     FEDERAL
             NATIONAL
             MORTGAGE
             ASSOCIATION.... MBS............................ $     ......26,456,536    ...............1.5%
    2.02     GRI
             Woodlands
             Crossing,
             LLC, a
             Delaware....... Commercial Mortgage loans...... $     ......22,993,547    ...............1.3%
    2.03     HEWLETT
             PACKARD
             ENTERPRISE
             CO............. US CORP........................ $     ......19,977,206    ...............1.1%
    2.04     Four Star
             Dairy.......... Agricultural Mortgage Loans.... $     ......18,592,086    ...............1.1%
    2.05     ORICA LTD...... FOR CORP....................... $     ......15,000,000    ...............0.9%
    2.06     RETAIL
             PROPERTIES
             OF
             AMERICA
             INC............ US CORP........................ $     ......15,000,000    ...............0.9%
    2.07     FEDERAL
             HOME LOAN
             MORTGAGE
             CORPORATION.... MBS............................ $     ......14,847,970    ...............0.8%
    2.08     JPMBB_13-C14... CMBS........................... $     ......14,573,872    ...............0.8%
    2.09     HEARST
             CORP........... US CORP........................ $     ......14,000,000    ...............0.8%
    2.10     NASSAU
             AIRPORT
             DEVELOPMENT
             CO............. FOR CORP....................... $     ......13,041,250    ...............0.7%

3.  Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.
             Bonds
             -----                                                     1                        2
    3.01     NAIC 1......................................... $     .....634,710,963    ..............36.1%
    3.02     NAIC 2......................................... $     .....341,050,779    ..............19.4%
    3.03     NAIC 3......................................... $     ......55,832,424    ...............3.2%
    3.04     NAIC 4......................................... $     ......16,216,794    ...............0.9%
    3.05     NAIC 5......................................... $    ..........750,000    ...............0.0%
    3.06     NAIC 6......................................... $.....................    ...............0.0%
             Preferred
             Stocks
             ------                                                    3                        4
    3.07     P/RP-1......................................... $.....................    ...............0.0%
    3.08     P/RP-2......................................... $.....................    ...............0.0%
    3.09     P/RP-3......................................... $.....................    ...............0.0%
    3.10     P/RP-4......................................... $.....................    ...............0.0%
    3.11     P/RP-5......................................... $.....................    ...............0.0%
    3.12     P/RP-6......................................... $.....................    ...............0.0%

4.  Assets held in foreign investments:
             Are assets held in foreign investments less than 2.5% of the reporting entity's
    4.01     total admitted assets?                                                                             Yes [  ] No [X]
    If response to 4.01 above is yes, responses are not required for interrogatories 5-10.
             Total admitted assets held in foreign
    4.02     investments.................................... $     .....131,944,267    ...............7.5%
             Foreign-currency-denominated
    4.03      investments................................... $ ....................    ...............0.0%
             Insurance liabilities denominated in
    4.04      that same foreign currency.................... $ ....................    ...............0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company


5.   Aggregate foreign investment exposure categorized by NAIC sovereign designation:
                                                                                           1                     2
     5.01   Countries designated NAIC 1......................................... $     .....114,812,951 ...............6.5%
     5.02   Countries designated NAIC 2......................................... $..................... ...............0.0%
     5.03   Countries designated NAIC 3 or below................................ $     ......17,131,316 ...............1.0%

6.   Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:
            Countries designated NAIC 1:                                                   1                     2
     6.01   Country 1: United Kingdom........................................... $     ......63,739,970 ...............3.6%
     6.02   Country 2: Australia................................................ $     ......15,000,000 ...............0.9%
            Countries designated NAIC 2:
     6.03   Country 1:.......................................................... $..................... ...............0.0%
     6.04   Country 2:.......................................................... $..................... ...............0.0%
            Countries designated NAIC 3 or below:
     6.05   Country 1: Bahamas.................................................. $     ......13,041,250 ...............0.7%
     6.06   Country 2: Turkey................................................... $    ........4,090,066 ...............0.2%

                                                                                           1                     2
7.   Aggregate unhedged foreign currency exposure............................... $..................... ...............0.0%
8.   Aggregate unhedged foreign currency exposure categorized by NAIC
     sovereign designation:                                                                1                     2
     8.01   Countries designated NAIC 1......................................... $  ................... ...............0.0%
     8.02   Countries designated NAIC 2......................................... $  ................... ...............0.0%
     8.03   Countries designated NAIC 3 or below................................ $  ................... ...............0.0%

9.   Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:
            Countries designated NAIC 1:                                                   1                     2
     9.01   Country 1:.......................................................... $  ................... ...............0.0%
     9.02   Country 2:.......................................................... $  ................... ...............0.0%
            Countries designated NAIC 2:
     9.03   Country 1:.......................................................... $  ................... ...............0.0%
     9.04   Country 2:.......................................................... $  ................... ...............0.0%
            Countries designated NAIC 3 or below:
     9.05   Country 1:.......................................................... $  ................... ...............0.0%
     9.06   Country 2:.......................................................... $  ................... ...............0.0%

10.  Ten largest non-sovereign (i.e. non-governmental) foreign Issues:
                                    1                                 2
                                 Issuer                        NAIC Designation
                                 ------                        ----------------            3                     4
     10.01  ORICA LTD.........................................       2.......... $     ......15,000,000 ...............0.9%
     10.02  NASSAU AIRPORT DEVELOPMENT CO.....................       2PL........ $     ......13,041,250 ...............0.7%
     10.03  DCC PLC...........................................       2.......... $     ......11,431,500 ...............0.7%
     10.04  ABP SUBHOLDINGS UK LTD............................       2.......... $    ........9,552,000 ...............0.5%
     10.05  BRITVIC PLC.......................................       2.......... $    ........9,037,760 ...............0.5%
     10.06  BNP Paribas.......................................       1.......... $    ........8,257,767 ...............0.5%
     10.07  WERELDHAVE NV.....................................       2.......... $    ........8,002,050 ...............0.5%
     10.08  DARK COVER LTD....................................       1.......... $    ........8,000,000 ...............0.5%
     10.09  SHURGARD LUXEMBOURG SARL..........................       2.......... $    ........6,961,784 ...............0.4%
     10.10  ARCUS INFRASTRUCTURE PARTNERS LLP.................       2.......... $    ........6,495,360 ...............0.4%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company

11.  Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
     Canadian currency exposure:
     11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total
            admitted assets?                                                                                Yes [X] No [ ]
            If response to 11.01 is yes, detail is not required for the remainder of
            Interrogatory 11.
     11.02  Total admitted assets held in Canadian Investments.. $ ...................           ......0.0%
     11.03  Canadian currency-denominated investments........... $ ...................           ......0.0%
     11.04  Canadian-denominated insurance liabilities.......... $ ...................           ......0.0%
     11.05  Unhedged Canadian currency exposure................. $ ...................           ......0.0%

12.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions.
     12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the
            reporting entity's total admitted assets?                                                       Yes [X] No [ ]
            If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

13.  Amounts and percentages of admitted assets held in the ten largest equity interests:
     13.01  Are assets held in equity interest less than 2.5% of the reporting entity's total admitted
            assets?                                                                                         Yes [X] No [ ]
            If response to 13.01 above is yes, responses are
            not required for the remainder of Interrogatory 13.
                                    1                                      2                    3
                             Name of Issuer
                             --------------
     13.02                                                       $ ...................           ......0.0%
     13.03                                                       $ ...................           ......0.0%
     13.04                                                       $ ...................           ......0.0%
     13.05                                                       $ ...................           ......0.0%
     13.06                                                       $ ...................           ......0.0%
     13.07                                                       $ ...................           ......0.0%
     13.08                                                       $ ...................           ......0.0%
     13.09                                                       $ ...................           ......0.0%
     13.10                                                       $ ...................           ......0.0%
     13.11                                                       $ ...................           ......0.0%

14.  Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:
     14.01  Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting
            entity's total admitted assets?                                                                 Yes [X] No [ ]
            If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.
                                    1                                      2                    3
     14.02  Aggregate statement value of investments held in
            nonaffiliated, privately placed equities............ $ ...................           ......0.0%
            Largest three investments held in nonaffiliated.
            privately placed equities:
     14.03                                                       $ ...................           ......0.0%
     14.04                                                       $ ...................           ......0.0%
     14.05                                                       $ ...................           ......0.0%
15.. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
     15.01  Are assets held in general partnership interests less than 2.5% of the reporting entity's
            total admitted assets?                                                                          Yes [X] No [ ]
            If response to 15.01 above is yes, responses are not required for the remainder of
            Interrogatory 15.
                                    1                                      2                    3
     15.02  Aggregate statement value of investments held in
            general partnership interests                         $...................  ...............0.0%
            Largest three investments in general partnership
            interests:
     15.03                                                        $................... ................0.0%
     15.04                                                        $...................  ...............0.0%
     15.05                                                        $...................  ...............0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company

16.  Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:
     16.01                Are mortgage loans reported in Schedule B less than 2.5% of
                          the reporting entity's total admitted assets?                                      Yes[  ] No [X]
                          If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.
                                   1                           2                           3
                          Type (Residential,
                              Commercial,
                             Agricultural)
     16.02                COMMERCIAL.................    $......22,993,547        ...............1.3%
     16.03                AGRICULTURAL...............    $......18,592,086        ...............1.1%
     16.04                AGRICULTURAL...............    $......11,948,934        ...............0.7%
     16.05                AGRICULTURAL...............    $.......8,367,804        ...............0.5%
     16.06                AGRICULTURAL...............    $.......7,845,471        ...............0.4%
     16.07                AGRICULTURAL...............    $.......6,954,170        ...............0.4%
     16.08                AGRICULTURAL...............    $.......4,069,518        ...............0.2%
     16.09                AGRICULTURAL...............    $.......1,770,028        ...............0.1%
     16.10                AGRICULTURAL...............    $.......1,699,763        ...............0.1%
     16.11                COMMERCIAL.................    $.......1,436,304        ...............0.1%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:
                                                                       Loans
     16.12                Construction loans......... $...................        ...............0.0%
                          Mortgage loans over
     16.13                90 days past due........... $...................        ...............0.0%
                          Mortgage loans in
                          the process of
     16.14                foreclosure................ $...................        ...............0.0%
                          Mortgage loans
     16.15                foreclosed................. $...................        ...............0.0%
                          Restructured
     16.16                mortgage loans............. $...................        ...............0.0%

17.  Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:
     Loan-to-Value            Residential                       Commercial                          Agricultural
     -------------            -----------                       ----------                          ------------
                             1              2              3                  4                  5                 6
     17.01 above 95% $................. ......0.0% $.................    ...........0.0% $................. ...........0.0%
     17.02 91% to
     95%............ $................. ......0.0% $.................    ...........0.0% $................. ...........0.0%
     17.03 81% to
     90%............ $................. ......0.0% $.................    ...........0.0% $................. ...........0.0%
     17.04 71% to
     80%............ $................. ......0.0% $.................    ...........0.0% $................. ...........0.0%
     17.05 below 70% $................. ......0.0% $    ...27,210,439    ...........1.5% $    ...71,660,419 ...........4.1%

18.  Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:
     18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted
     assets?                                                                                                 Yes [X] No [ ]
          If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.
     Largest five investments in any one parcel or group of contiguous parcels of real estate:
                               Description
                               -----------                                    2                  3
     18.02........................................................... $.................    .......... 0.0%
     18.03........................................................... $.................    .......... 0.0%
     18.04 .......................................................... $.................    .......... 0.0%
     18.05........................................................... $.................    .......... 0.0%
     18.06........................................................... $.................    .......... 0.0%

19.  Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments held in mezzanine real estate loans.
     19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the
        reporting entity's admitted assets?                                                                  Yes [X] No [ ]
          If response to 19.01 is yes, responses are not required for the remainder of Interrogatory 19.
           1                                                                  2                  3
     19.02 Aggregate statement value of investments held in
        mezzanine real estate loans.................................. $.................    ...........0.0%
          Largest three investments held in mezzanine real estate
     loans:
     19.03........................................................... $.................    ...........0.0%
     19.04........................................................... $.................    ...........0.0%
     19.05........................................................... $.................    ...........0.0%

                      NEW ENGLAND LIFE INSURANCE COMPANY
          SCHEDULE 2 - SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

Supplement for the year 2018 of the New England Life insurance Company


20.  Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:
                                   At Year-End                                At End of Each Quarter
                                   -----------                                ----------------------
                                                                  1st Qtr             2nd Qtr             3rd Qtr
                                                                  -------             -------             -------
                               1                  2                  3                   4                   5
     20.01
        Securities
        lending
        agreements
        (do not
        include
        assets
        held as
        collateral
        for such
        transactions). $   ..............  ............0.0%  $.................  $.................  $.................
     20.02
     Repurchase
     agreements....... $   ..............  ............0.0%  $.................  $.................  $.................
     20.03
     Reverse
     repurchase
     agreements....... $   ..............  ............0.0%  $.................  $.................  $.................
     20.04
     Dollar
     repurchase
     agreements....... $   ..............  ............0.0%  $.................  $.................  $.................
     20.05
     Dollar
     reverse
     repurchase
     agreements....... $   ..............  ............0.0%  $.................  $.................  $.................
21.  Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps and floors:
                                      Owned                                 Written
                                      -----                                 -------
                               1                  2                  3                   4
     21.01
     Hedging.......... $  ...............  ............0.0%  $  ...............     ...........0.0%
     21.02
     Income
     generation....... $  ...............  ............0.0%  $  ...............     ...........0.0%
     21.03 Other...... $  ...............  ............0.0%  $  ...............     ...........0.0%

22.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:
                                   At Year-End                                At End of Each Quarter
                                   -----------                                ----------------------
                                                                  1st Qtr             2nd Qtr             3rd Qtr
                                                                  -------             -------             -------
                               1                  2                  3                   4                   5
     22.01
     Hedging.......... $   .....1,062,248  ............0.1%  $   .....1,135,976  $        1,118,370     $.....1,100,152
     22.02
     Income
     generation....... $.................  ............0.0%  $.................  $.................  $.................
     22.03
     Replications..... $    ...22,000,000  ............1.3%  $    ...22,000,000  $    ...22,000,000      $...22,000,000
     22.04 Other...... $.................  ............0.0%  $.................  $.................  $.................

23.  Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:
                                   At Year-End                                At End of Each Quarter
                                   -----------                                ----------------------
                                                                  1st Qtr             2nd Qtr             3rd Qtr
                                                                  -------             -------             -------
                               1                  2                  3                   4                   5
     23.01
     Hedging.......... $  ...............  ............0.0%  $  ...............  $  ...............   $................
     23.02
     Income
     generation....... $  ...............  ............0.0%  $  ...............  $  ...............   $................
     23.03
     Replications..... $  ...............  ............0.0%  $  ...............  $  ...............   $................
     23.04 Other...... $  ...............  ............0.0%  $  ...............  $  ...............   $................

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2018 of the New England Life Insurance Company

                          SUMMARY INVESTMENT SCHEDULE

                                                               Gross
                                                        Investment Holdings
                                                  ----------------------------------------------------


                                                           1                2              3
             Investment Categories                       Amount         Percentage       Amount
-                                                 -----------------------------------------------------
1.      Bonds:
        1.1 U.S. treasury securities.............      .....240,834,849   ...15.0       ...240,834,849
        1.2 U.S. government agency obligations
          (excluding mortgage-backed
          securities):
          1.21 Issued by U.S. government
             agencies............................  ....................  .....0.0  ...................
          1.22 Issued by U.S. government
             sponsored agencies..................  ....................  .....0.0  ...................
        1.3 Non-U.S. government (including
          Canada, excluding mortgage-backed
          securities)............................ ...............93,476  .....0.0    ...........93,476
        1.4 Securities issued by states,
          territories and possessions and
          political subdivisions in the U.S.:
          1.41 States, territories and
             possessions general obligations.....   ...................  .....0.0  ...................
          1.42 Political subdivisions of
             states, territories and
             possessions and political
             subdivisions general obligations....    .........2,259,153  .....0.1    ........2,259,153
          1.43 Revenue and assessment
             obligations.........................    .........7,960,844  .....0.5    ........7,960,844
          1.44 Industrial development and
             similar obligations ................   ................... ......0.0  ...................
        1.5 Mortgage-backed securities
          (includes residential and commercial
          MBS):
          1.51 Pass-through securities:
             1.511 Issued or guaranteed by GNMA..      .........590,647  .....0.0     .........590,647
             1.512 Issued or guaranteed by FNMA
                and FHLMC........................      ......41,304,507  .....2.6     ......41,304,507
             1.513 All other.....................   ...................  .....0.0  ...................
          1.52 CMOs and REMICs:
             1.521 Issued or guaranteed by
                GNMA, FNMA, FHLMC or VA..........   ...................  .....0.0  ...................
             1.522 Issued by non-U.S.
                Government issuers and
                collateralized by mortgage-
                based securities issued or
                guaranteed by agencies shown in
                Line 1.521.......................   ...................  .....0.0  ...................
             1.523 All other.....................        ...141,116,040  .....8.8       ...141,116,040
2.      Other debt and other fixed income
        securities (excluding short-term):
        2.1 Unaffiliated domestic securities
          (includes credit tenant loans and
          hybrid securities).....................        ...402,926,555   ...25.1       ...402,926,555
        2.2 Unaffiliated non-U.S. securities
          (including Canada).....................        ...163,508,864   ...10.2       ...163,508,864
        2.3 Affiliated securities................   ...................  .....0.0  ...................

        Admitted Assets as Reported
          in the Annual Statement
--------------------------------------------------------------
              4                         5
      Securities Lending              Total
          Reinvested               (Col. 3 + 4)        6
      Collateral Amount               Amount       Percentage
                                          -------------------------------------------------------------
Bonds:
1.1 U.S. treasury securities............. ...............................     ...240,834,849   ...15.0
1.2 U.S. government agency obligations
  (excluding mortgage-backed
  securities):
  1.21 Issued by U.S. government
     agencies............................ ............................... .................0  .....0.0
  1.22 Issued by U.S. government
     sponsored agencies.................. ............................... .................0  .....0.0
1.3 Non-U.S. government (including
  Canada, excluding mortgage-backed
  securities)............................ ...............................    .........93,476  .....0.0
1.4 Securities issued by states,
  territories and possessions and
  political subdivisions in the U.S.:
  1.41 States, territories and
     possessions general obligations..... ............................... .................0  .....0.0
  1.42 Political subdivisions of
     states, territories and
     possessions and political
     subdivisions general obligations.... ...............................   .......2,259,153  .....0.1
  1.43 Revenue and assessment
     obligations......................... ...............................   .......7,960,844  .....0.5
  1.44 Industrial development and
     similar obligations ................ ............................... .................0  .....0.0
1.5 Mortgage-backed securities
  (includes residential and commercial
  MBS):
  1.51 Pass-through securities:
     1.511 Issued or guaranteed by GNMA.. ...............................   .........590,647  .....0.0
     1.512 Issued or guaranteed by FNMA
        and FHLMC........................ ...............................    .....41,304,507  .....2.6
     1.513 All other..................... ............................... .................0  .....0.0
  1.52 CMOs and REMICs:
     1.521 Issued or guaranteed by
        GNMA, FNMA, FHLMC or VA.......... ............................... .................0  .....0.0
     1.522 Issued by non-U.S.
        Government issuers and
        collateralized by mortgage-
        based securities issued or
        guaranteed by agencies shown in
        Line 1.521....................... ............................... .................0  .....0.0
     1.523 All other..................... ...............................     ...141,116,040  .....8.8
Other debt and other fixed income
securities (excluding short-term):
2.1 Unaffiliated domestic securities
  (includes credit tenant loans and
  hybrid securities)..................... ...............................     ...402,926,555  ....25.1
2.2 Unaffiliated non-U.S. securities
  (including Canada)..................... ...............................     ...163,508,864  ....10.2
2.3 Affiliated securities................ ............................... .................0 ......0.0

                      NEW ENGLAND LIFE INSURANCE COMPANY
              SCHEDULE 3 - STATUTORY SUMMARY INVESTMENT SCHEDULE

Annual Statement for the year 2018 of the New England Life Insurance Company

                                                              Gross
                                                       Investment Holdings
                                                 -----------------------------------------------------


                                                         1               2                3
             Investment Categories                     Amount        Percentage         Amount
-                                                ------------------------------------------------------
3.      Equity interests:
        3.1 Investments in mutual funds......... ................... ........0.0 .....................
        3.2 Preferred stocks:
          3.21 Affiliated....................... ................... ........0.0 .....................
          3.22 Unaffiliated..................... ................... ........0.0 .....................
        3.3 Publicly traded equity securities
          (excluding preferred stocks):.........
          3.31 Affiliated....................... ................... ........0.0 .....................
          3.32 Unaffiliated..................... ................... ........0.0 .....................
        3.4 Other equity securities:
          3.41 Affiliated....................... ................... ........0.0 .....................
          3.42 Unaffiliated..................... ................... ........0.0 .....................
        3.5 Other equity interests including
          tangible personal property under
          lease:
          3.51 Affiliated....................... ................... ........0.0 .....................
          3.52 Unaffiliated..................... ................... ........0.0 .....................
4.      Mortgage loans:
        4.1 Construction and land development... ................... ........0.0 .....................
        4.2 Agricultural........................    ......71,660,419 ........4.5    ........71,660,419
        4.3 Single family residential properties ................... ........0.0 .....................
        4.4 Multifamily residential properties.. ................... ........0.0 .....................
        4.5 Commercial loans....................    ......27,210,439 ........1.7    ........27,210,439
        4.6 Mezzanine real estate loans......... ................... ........0.0 .....................
5.      Real estate investments:
        5.1 Property occupied by company........ ................... ........0.0 .....................
        5.2 Property held for production of
          income (including $......0 of
          property acquired in satisfaction of
          debt)................................. ................... ........0.0 .....................
        5.3 Property held for sale (including
          $......0 property acquired in
          satisfaction of debt)................. ................... ........0.0 .....................
6.      Contract loans..........................     ....419,439,601  ......26.2    .......419,439,601
7.      Derivatives.............................    ......14,927,361 ........0.9    ........14,927,361
8.      Receivables for securities..............   ........5,114,689 ........0.3   ..........5,114,689
9.      Securities lending (Line 10, Asset Page
        reinvested collateral).................. ................... ........0.0 .....................
10.     Cash, cash equivalents and short-term
        investments.............................    ......49,871,834 ........3.1    ........49,871,834
11.     Other invested assets...................    ......13,350,604 ........0.8    ........13,350,604
                                                 ------------------------------------------------------
12.     Total invested assets...................     ..1,602,169,882  .....100.0      ...1,602,169,882

          Admitted Assets as Reported
            in the Annual Statement
--------------------------------------------------------------------
              4                         5
      Securities Lending              Total
          Reinvested               (Col. 3 + 4)           6
      Collateral Amount               Amount          Percentage
                                         -------------------------------------------------------------------
Equity interests:
3.1 Investments in mutual funds......... ............................... .................0  ............0.0
3.2 Preferred stocks:
  3.21 Affiliated....................... ............................... .................0  ............0.0
  3.22 Unaffiliated..................... ............................... .................0  ............0.0
3.3 Publicly traded equity securities
  (excluding preferred stocks):.........
  3.31 Affiliated....................... ............................... .................0  ............0.0
  3.32 Unaffiliated..................... ............................... .................0  ............0.0
3.4 Other equity securities:
  3.41 Affiliated....................... ............................... .................0  ............0.0
  3.42 Unaffiliated..................... ............................... .................0  ............0.0
3.5 Other equity interests including
  tangible personal property under
  lease:
  3.51 Affiliated....................... ............................... .................0  ............0.0
  3.52 Unaffiliated..................... ............................... .................0  ............0.0
Mortgage loans:
4.1 Construction and land development... ............................... .................0  ............0.0
4.2 Agricultural........................ ...............................   ......71,660,419  ............4.5
4.3 Single family residential properties ............................... .................0  ............0.0
4.4 Multifamily residential properties.. ............................... .................0  ............0.0
4.5 Commercial loans.................... ...............................   ......27,210,439  ............1.7
4.6 Mezzanine real estate loans......... ............................... .................0  ............0.0
Real estate investments:
5.1 Property occupied by company........ ............................... .................0  ............0.0
5.2 Property held for production of
  income (including $......0 of
  property acquired in satisfaction of
  debt)................................. ............................... .................0  ............0.0
5.3 Property held for sale (including
  $......0 property acquired in
  satisfaction of debt)................. ............................... .................0  ............0.0
Contract loans.......................... ...............................     ...419,439,601  ...........26.2
Derivatives............................. ...............................    .....14,927,361 .............0.9
Receivables for securities.............. ...............................    ......5,114,689 .............0.3
Securities lending (Line 10, Asset Page
reinvested collateral)..................             ......XXX..........    ......XXX......     ......XXX...
Cash, cash equivalents and short-term
investments............................. ...............................   ......49,871,834 .............3.1
Other invested assets................... ...............................   ......13,350,604 .............0.8
                                         -------------------------------------------------------------------
Total invested assets...................       ........................0    ..1,602,169,882  ..........100.0

                                    PART II



                          UNDERTAKING TO FILE REPORTS




Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING



Pursuant to applicable provisions of New England Life Insurance Company's by-laws or internal corporate policies adopted by New England Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of New England Life Insurance Company and of New England Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between New England Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities, LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                                REPRESENTATIONS



New England Life Insurance Company hereby represents that the fees and charges deducted under the flexible premium adjustable variable life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.


                       CONTENTS OF REGISTRATION STATEMENT



This Registration Statement comprises the following papers and documents:


     The facing sheet.

     A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.


     The prospectuses and supplement consisting of 3,924 pages.


     The undertaking to file reports.

     The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

     Representations.

     The signatures.

     Written consents of the following persons:
       Marie C. Swift, Esq. (see Exhibit 3(ii) below)
       James J. Reilly, Jr., F.S.A., M.A.A.A. (see Exhibit 3(i) below) Independent Registered Public Accounting Firm (see Exhibit 11(i) below)

       Independent Auditors (see Exhibit 11(ii) below)

     The following exhibits:



  1.A.    (1)                   January 31, 1983 resolution of the Board of Directors of NEVLICO (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on
                                Form S-6, File No. 033-66864, filed February 25, 1998.)

          (2)                   None

          (3)      (a)          Distribution Agreement between NEVLICO and NELESCO (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on
                                Form S-6, File No. 033-52050, filed April 24, 1998.)

                   (b)   (i)    Form of Contract between NELICO and its General Agents (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on
                                Form S-6, File No. 033-66864, filed February 25, 1998.)

                         (ii)   Form of Contract between NELICO and its Agents (Incorporated herein by reference to
                                Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File
                                No. 033-52050, filed April 24, 1998.)

                   (c)          Commission Schedule for Policies (Incorporated herein by reference to the Post-Effective
                                Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No.
                                033-88082, filed August 18, 2000.)

                   (d)          Form of contract among NES, NELICO and other broker dealers (Incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement
                                on Form S-6, File No. 333-21767, filed July 16, 1997.

                   (e)          Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 23,
                                2013.)

                   (f)          Principal Underwriting Agreement between NELICO and MetLife Investors Distribution
                                Company dated April 28, 2014 (Incorporated herein by reference to Post-Effective
                                Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No.
                                333-103193, filed April 22, 2014.)

                   (g)          Principal Underwriting and Distribution Agreement among NELICO and Brighthouse
                                Securities, LLC (effective March 6, 2017) (Incorporated herein by reference to Post-Effective
                                Amendment No. 17 to the Registrant's Registration Statement on Form N-6, File No.
                                333-103193, filed April 27, 2017.)

                   (h)          Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to
                                Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6,
                                File No. 333-103193, filed April 25, 2018.)

          (4)                   None

          (5)      (a)          Specimen of Policy (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed April 24,
                                1998.)


               (b)           Additional Specimen of Policy (Incorporated herein by reference to the Post-Effective
                             Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File No.
                             033-88082, filed August 18, 2000.)

               (c)           Riders and Endorsements (Incorporated herein by reference to Post-Effective Amendment
                             No. 3 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed
                             April 24, 1998.)

               (d)           Rider: Waiver of Monthly Deduction (Incorporated herein by reference to Pre-Effective
                             Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No.
                             333-46401, filed July 9, 1998.)

               (e)           Temporary Term Rider (Incorporated herein by reference to Post-Effective Amendment No.
                             4 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed
                             January 20, 1999.)

               (f)           Exclusion from Benefits Riders (Incorporated herein by reference to the Post-Effective
                             Amendment No. 6 to the Registrant's Registration Statement on Form S-6, File No.
                             033-88082, filed April 27, 1999.)

               (g)           Endorsement- Unisex rates (Incorporated herein by reference to Post-Effective Amendment
                             No. 9 to the Registrant's Registration Statement on Form S-6, File No. 033-66864, filed
                             February 25, 1998.)

               (h)           Extended Maturity Rider (Incorporated herein by reference to the Post-Effective Amendment
                             No. 7 to the Registrant's Registration Statement on Form S-6, File No. 033-88082, filed
                             February 29, 2000.)

                     (i)     Additional Extended Maturity Endorsement, Level Term Rider and Change Endorsement
                             (Incorporated herein by reference to the Post-Effective Amendment No. 9 to the Registrant's
                             Registration Statement on Form S-6, File No. 033-88082, filed August 18, 2000.)

           (6) (a)           Amended and Restated Articles of Organization of NELICO (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6, File No. 333-21767, filed
                             February 13, 1997.)

               (b)           Amendments to Amended and restated Articles of Organization (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant's Registration Statement
                             on Form S-6, File No. 033-65263, filed February 24, 1999.)

               (c)           Amended and restated By-Laws of NELICO (Incorporated herein by reference to the
                             Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File
                             No. 333-21767, filed April 25, 2001.)

           (7)               None

           (8)               None

           (9)               None

        (10)   (a)           Specimens of Application for Policy (Incorporated herein by reference to Post-Effective
                             Amendment No. 3 to the Registrant's Registration Statement on Form S-6, File No.
                             033-88082, filed April 24, 1998.)


               (b)   Additional Application for Policy (Incorporated herein by reference to Post-Effective
                     Amendment No. 4 to the Registrant's Registration Statement on Form S-6, File No.
                     033-88082, filed January 20, 1999.)

  2.                 See Exhibit 3(i)

  3.    (i)          Opinion and Consent of James J. Reilly, Jr., F.S.A., M.A.A.A. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement
                     Form S-6, File No. 33-88082, filed April 29, 2002.)

        (ii)         Opinion and Consent of Marie C. Swift, Esquire (Incorporated herein by reference to the
                     Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form S-6,
                     File No. 033-88082, filed April 30, 2004.)

  4.                 None

  5.                 Inapplicable

  6.                 Inapplicable

  7.                 Powers of Attorney (Filed herewith.)

  8.                 Notice of Withdrawal Right for Policies (Incorporated herein by reference to Pre-Effective
                     Amendment No. 1 to the Registrant's Registration Statement on Form S-6, File No.
                     033-88082, filed June 22, 1995.)

  9.                 Inapplicable

  10.                Inapplicable

  11.   (i)          Consent of Independent Registered Public Accounting Firm (Filed herewith.)

        (ii)         Consent of Independent Auditors (Filed herewith.)

  12.                Schedule for computation of performance quotations (Incorporated herein by reference to
                     Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form S-6, File
                     No. 033-52050, filed April 24, 1998.)

  13.   (i)          Consolidated memorandum describing certain procedures, filed pursuant to Rule
                     6e-2(b)(12)(ii) and Rule 6e-3(T)(b)(12)(iii) (Incorporated herein by reference to the
                     Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6,
                     File No. 333-73676, filed April 19, 2007.)

        (ii)         Second Addendum to Consolidated Memorandum (Incorporated herein by reference to the
                     Post-Effective Amendment No.10 to the Registrant's Registration Statement on Form S-6,
                     File No. 033-52050, filed April 26, 1999.)

  14.   (i)          Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors
                     Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on
                     Form S-6, File No. 033-52050, filed April 24, 1998.)


     (ii)       Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund,
                Fidelity Distributors Corporation and New England Variable Life Insurance Company
                (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's
                Registration Statement on Form S-6, File No. 033-88082, filed June 22, 1995.)

     (iii)      Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors
                Corporation and New England Variable Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on
                Form S-6, File No. 033-88082, filed June 22, 1995.)

     (iv)       Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance
                Company and New England Life Insurance Company (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form
                S-6, File No. 033-88082, filed November 9, 2000.)

     (v)        Amendment No. 2 to Participation Agreement among Variable Insurance Products Fund,
                Fidelity Distributors Corporation and New England Life Insurance Company (Incorporated
                herein by reference to the Post-Effective Amendment No. 2 to the Registrant's Registration
                Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)

     (vi)       Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II,
                Fidelity Distributors Corporation and New England Life Insurance Company (Incorporated
                herein by reference to the Post-Effective Amendment No. 2 to the Registrant's Registration
                Statement on Form S-6, File No. 333-89409, filed February 26, 2001.)

     (vii)      Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp.,
                MetLife Investors Distribution Company and New England Life Insurance Company
                (Incorporated herein by reference to the Registrant's Registration Statement on Form S-6,
                File No. 333-73676, filed November 19, 2001.)

     (viii)     Participation Agreement among American Funds Insurance Series, Capital Research and
                Management Company and New England Life Insurance Company (Incorporated herein by reference to the Post-Effective Amendment No. 4 to the Registrant's Registration Statement
                on Form S-6, File No. 333-89409, filed July 20, 2001.)

     (ix)       Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
                MetLife Investors Distribution Company and New England Life Insurance Company
                (8/31/07) (Incorporated herein by reference to the Post-Effective Amendment No. 14 to the
                Registrant's Registration Statement on Form N-6, File No. 333-73676, filed April 22, 2008.)

     (x)        First Amendment to the Participation Agreement with Met Investors Series Trust
                (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's
                Registration Statement on Form N-6, File No. 333-46401, filed April 23, 2009.)

     (xi)       Amendment to Participation Agreement between American Funds Insurance Series, Capital
                Research and Management Company and New England Life Insurance Co. dated April 30,
                2010. (Incorporated herein by reference to Post-Effective Amendment No. 16 to the
                Registrant's Registration Statement on Form N-6, File No. 333-46401, filed April 22, 2011.)

     (xii)      Summary Prospectus Agreement between Fidelity Distributors Corporation and New
                England Life Insurance Co. dated April 30, 2010. (Incorporated herein by reference to
                Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-6,
                File No. 333-46401, filed April 22, 2011.)


     (xiii)   Amendments to the Participation Agreements with Met Investors Series Trust and
              Metropolitan Series Fund, Inc. (4-30-2010) (Incorporated herein by reference to
              Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6,
              File No. 333-103193, filed April 25, 2012.)

     (xiv)    Amendment to the Participation Agreement between Fidelity Distributors Corporation and
              NELICO as of June 1, 2015 (Incorporated herein by reference to Post-Effective Amendment
              No. 17 to the Registrant's Registration Statement on Form N-6, File No. 333-103193, filed
              April 27, 2017.)

     (xv)     Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers,
              LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration
              Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

     (xvi)    Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment
              Advisers, LLC, Brighthouse Securities, LLC and NELICO (effective March 6, 2017)
              (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's
              Registration Statement on Form N-6, File No. 333-103193, filed April 27, 2017.)

     (xvii)   Amended and Restated Participation Agreement Among Variable Insurance Products Funds,
              Fidelity Distributors Corporation and New England Life Insurance Company (effective
              03-06-17) (Incorporated herein by reference to Post-Effective Amendment No. 18 to the
              Registrant's Registration Statement on Form N-6, File No. 333-103193, filed April 25,
                   2018.)

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Charlotte, and the State of North Carolina, on 25th day of April, 2019.


                                     New England Variable Life Separate Account
                                                (Registrant)


                                     By: New England Life Insurance Company
                                                (Depositor)


                                     By: /s/ Kevin G. Finneran
                                        ---------------------------------------
                                        Kevin G. Finneran
                                        Vice President


Attest:


/s/ Michael A. Villella
----------------------------------
Michael A. Villella
Vice President

Pursuant to the requirements of the Securities Act of 1933, the Depositor, New England Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Charlotte, and the State of North Carolina, on 25th day of April, 2019.


                                     New England Life Insurance Company
                                                (Depositor)


                                     By: /s/ Kevin G. Finneran
                                        ---------------------------------------
                                        Kevin G. Finneran
                                        Vice President


Attest:


/s/ Michael A. Villella
----------------------------------
Michael A. Villella
Vice President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities indicated, on 25th day of April, 2019.


               *                 Chairman of the Board, President and Chief Executive Officer and a Director
------------------------
          Conor E. Murphy
               *                 Director and Vice President
------------------------
      Kimberly A. Berwanger
               *                 Vice President and Controller (principal accounting officer)
------------------------
   Gianna H. Figaro-Sterling
               *                 Director
------------------------
         Kumar Das Gupta
               *                 Director and Vice President
------------------------
        Meghan S. Doscher
               *                 Director, Vice President and Chief Financial Officer
------------------------
          Lynn A. Dumais
               *                 Director and Vice President
------------------------
          Tara Figard
               *                 Director, Vice President and Chief Compliance Officer
------------------------
         Jeffrey Halperin
               *                 Director
------------------------
           Donald Leintz

By: /s/ Michele H. Abate
     --------------------------------
     Michele H. Abate
     Attorney-in-fact

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT

NUMBER         TITLE
------         -----


7.             Powers of Attorney


11. (i)        Consent of Independent Registered Public Accounting Firm


11. (ii)       Consent of Independent Auditors